PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for Automated Cash Management Trust, a portfolio of Money Market Obligations Trust. This report covers the first half of the fund's fiscal year, which is the six-month period ended January 31, 1998. It begins with an investment review of the short-term market from the fund's portfolio manager. Following the investment review are the fund's portfolio of investments and financial statements.

Over the six-month reporting period, dividends paid to shareholders of the fund's Institutional Service Shares and Cash II Shares each totaled $0.03 per share. At the end of the reporting period, net assets totaled $2.2 billion.

In Automated Cash Management Trust, your ready cash is at work pursuing daily income, along with a high level of liquidity and a stable net asset value of $1.00 per share.* At the end of the reporting period, the fund's assets were invested in commercial paper (30.4%), variable rate instruments (25.8%), repurchase agreements (23.0%), short-term notes (10.1%), time deposits (6.1%), and certificates of deposit (4.8%).

Thank you for participating in the daily earning power of this high-quality money market mutual fund. As always, we welcome your questions, comments, or suggestions.

Sincerely,

[Graphic]

J. Christopher Donahue
President
March 15, 1998

* Money market funds seek to maintain a stable net asset value of $1.00 per share. There is no assurance that they will be able to do so. An investment in the fund is not insured or guaranteed by the U.S. government.

                              INVESTMENT REVIEW

Automated Cash Management Trust invests in money market instruments maturing in thirteen months or less. The average maturity of these securities, computed on a dollarweighted basis, is restricted to 90 days or less. Portfolio securities must be rated in the highest short-term rating category by one or more of the nationally recognized statistical rating organizations or, if unrated, be of comparable quality to securities having such ratings. Typical security types include, but are not limited to: commercial paper, certificates of deposit, time deposits, variable rate instruments, and repurchase agreements.

Growth during 1997 continued at an above-average pace, slowing only moderately during the third quarter. Specifically, third quarter gross domestic product ("GDP") registered 3.1% while fourth quarter GDP climbed back up to 3.9%. Despite the high growth, inflation remained subdued by all measures. The consumer price index rose just 1.6% on an annualized basis for the six month period ended January 31, 1998. For the same time period, the producer price index actually declined 0.9%, due mostly to a decline in energy prices, while the employment cost index grew at an annualized 3.7% pace during the second half of 1997.

Thirty-day commercial paper started the reporting period at 5.53% on August 1, 1997, and then rose as high as 5.98% on December 29, 1997, reflecting year-end technical pressures. Rates fell back off again in January 1998 with 30-day commercial paper settling in at the 5.50% level.

The money market yield curve flattened throughout the reporting period. One-month commercial paper rates declined one basis point while six-month rates declined 14 basis points reflecting the concern in the market about the Asian contagion and its overall effect on U.S. growth.

The target average maturity range for the fund remained 35-45 days throughout the reporting period, reflecting neutral economic and monetary sentiment. In structuring the fund, there was continued emphasis placed on positioning 30-35% of the fund's assets in variable rate demand notes and accomplishing a modest barbell structure.

During the six-month period ended January 31, 1998, the net assets of the fund increased from $2.1 to $2.2 billion while the 7-day net yield increased from 5.13% to 5.18% for the Institutional Service Shares,* and from 4.96% to 5.01% for Cash II Shares.* The effective average maturity of the fund on January 31, 1998, was 42 days.

* Performance quoted represents past performance and is not indicative of future results. Yield will vary. Yields quoted for money market funds most closely reflect the fund's current earnings.PORTFOLIO OF INVESTMENTS

                      AUTOMATED CASH MANAGEMENT TRUST

                        JANUARY 31, 1998 (UNAUDITED)

PRINCIPAL
   AMOUNT                                                                                  VALUE
(a) Commercial Paper--30.4%
Banking--9.0%
$ 5,000,000       ABN AMRO Bank N.V.,Amsterdam, 5.687%, 2/5/1998                          $ 4,996,928
  20,000,000      Abbey National N.A.Corp.,
                  (Guaranteed by Abbey National Bank PLC, London), 5.708% - 5.709%,
                  2/25/1998 - 3/3/1998                                                     19,916,750
  55,000,000      Aspen Funding Corp., (Guaranteed by Deutsche Bank, AG),
                  5.530% - 5.855%, 2/17/1998 - 6/16/1998 (Insurance from MBIA)             54,274,929
  15,500,000      Bank of Nova Scotia, Toronto, 5.501%,4/9/1998                            15,343,215
  15,000,000      Cregem North America, Inc., (Guaranteed by Credit Communal
                  de Belgique, Brussles), 5.762%, 2/19/1998                                14,957,400
  10,000,000      Den Danske Corp., Inc., (Guaranteed by Den Danske Bank A/S),
                  5.716%, 2/27/1998                                                         9,959,881
  50,000,000      J.P. Morgan & Co., Inc., 5.608%,4/6/1998                                 49,508,444
  10,000,000      Lloyds Bank PLC, London, 5.709%, 3/3/1998                                 9,953,750
  20,000,000      Svenska Handelsbanken, Inc., (Guaranteed by Svenska
                  Handelsbanken, Stockholm), 5.700% - 5.740%, 2/2/1998 - 3/13/1998         19,936,461
                        Total                                                              198,847,758
Brokerage--1.8%
  15,000,000      Merrill Lynch & Co., Inc.,5.514%, 4/13/1998                              14,839,067
  25,000,000      Morgan Stanley Group, Inc., 5.834% - 5.854%, 3/11/1998 - 3/18/1998       24,836,833
                        Total                                                               39,675,900
Finance - Automotive--2.7%
  25,000,000      Ford Motor Credit Corp., 5.568%, 4/10/1998                               24,740,750
  35,000,000      General Motors Acceptance Corp., 5.643%, 2/2/1998                        34,994,517
                        Total                                                               59,735,267
Finance - Commercial--12.4%
  10,000,000      Alpha Finance Corp., Ltd., 5.742%, 3/12/1998                              9,939,550
  45,000,000      Asset Securitization Cooperative Corp., 5.809% - 5.841%,
                  3/9/1998 - 3/23/1998                                                     44,691,387
  47,000,000      Beta Finance, Inc., 5.700% - 5.783%, 2/2/1998 - 3/12/1998                46,859,509
  10,000,000      CIT Group Holdings, Inc., 5.654%, 4/3/1998                                9,906,806
  24,000,000      Falcon Asset Securitization Corp., 5.687% - 5.814%,
                  2/18/1998 - 6/22/1998                                                    23,820,220
  80,000,000      General Electric Capital Corp.,5.546% - 5.823%, 3/2/1998 - 8/17/1998     78,575,396

AUTOMATED CASH MANAGEMENT TRUST

PRINCIPAL
   AMOUNT                                                                                 VALUE
(a) Commercial Paper--continued
Finance - Commercial--
$ 21,188,000      Greenwich Funding Corp., 5.805% - 5.848%, 2/25/1998 - 6/8/1998         $ 20,932,920
  24,000,000      Receivables Capital Corp., 5.514% - 5.776%, 2/6/1998 - 2/12/1998         23,967,978
  15,575,000      Sheffield Receivables Corp., 5.577%, 2/6/1998                            15,562,994
                        Total                                                              274,256,760
Finance - Retail--2.5%
  55,000,000      New Center Asset Trust, A1+/P1 Series, 5.566% - 5.716%,
                  2/27/1998 - 4/8/1998                                                     54,518,357
Insurance--0.4%
  10,000,000      CXC, Inc., 5.762%, 2/10/1998                                              9,985,800
Machinery,Equipment, Auto--0.7%
  15,000,000      Eaton Corp., 5.709%, 2/2/1998                                            14,997,688
Oil & Oil Finance--0.5%
  11,000,000      Chevron Transport Corp., (Guaranteed by Chevron Corp.),
                  5.709% - 5.730%, 3/4/1998 - 3/20/1998                                    10,932,543
Transportation--0.4%
  8,000,000 BAA PLC, 5.710%, 2/4/1998                                                 7,996,247
                        TOTAL COMMERCIAL PAPER                                             670,946,320
Short-Term Notes--10.1%
Banking--4.5%
  60,000,000 Bank of Boston, Connecticut, 5.840%, 6/1/1998 - 6/16/1998
  60,000,000 8,410,000 SALTS II Cayman Islands Corp., Series 1997-15 (Bankers
  Trust
                  International, PLC Swap Agreement) 5.988%, 3/19/1998                      8,410,000
  10,000,000      SALTS III Cayman Island Corp., Series 1998-1 (Bankers Trust
                  International, PLC Swap Agreement), 5.725%, 7/23/1998                    10,000,000
  20,000,000      SALTS III Cayman Island Corp., Series 1997-13 (Bankers Trust
                  International, PLC Swap Agreement) 6.038%, 6/18/1998                     20,000,000
                        Total                                                               98,410,000
Brokerage--0.9%
  20,000,000      Goldman Sachs & Co., 5.600%, 4/27/1998                                   20,000,000
Finance - Automotive--0.8%
  4,154,734 Arcadia Automobile Receivables Trust 1997-C,
                  Class A-1, 5.650%, 9/15/1998                                              4,154,734
  1,053,142 Chase Manhattan Auto Owner Trust 1997-B,
                  Class A-1, 5.744%, 7/10/1998                                              1,053,142
  13,630,385      MMCA Auto Owner Trust 1997-1, Class A-1, 5.630%, 11/15/1998              13,628,063
                        Total                                                               18,835,939

AUTOMATED CASH MANAGEMENT TRUST

PRINCIPAL
   AMOUNT                                                                                   VALUE
Short-Term Notes--continued
Finance - Commercial--0.2%
$ 5,000,000 (e)Triangle Funding Ltd., Series 1997-1 Class 1 5.594%,
                  11/16/1998                                                              $ 5,000,000
Finance - Equipment--2.9%
  15,962,352      Capita Equipment Receivables Trust 1997-1,
                  Class A-1, 5.800%, 12/15/1998                                            15,959,668
  15,868,410      Caterpillar Financial Asset Trust 1997-B,
                  Class A-1, 5.805%, 11/25/1998                                            15,868,410
  7,441,351 Copelco Capital Funding Corp. X 1997-A, Class A-1,
                  5.809%, 7/20/1998                                                         7,441,351
  25,000,000      Green Tree Lease Finance 1997-1 LLC, Class A-1, 5.906%,
                  1/23/1999                                                                25,000,000
                        Total                                                               64,269,429
Finance - Retail--0.4%
  7,781,258 ContiMortgage Home Equity Loan Trust 1997-5, Class A-1,
                  5.906%, 1/15/1999                                                         7,781,258
Insurance--0.4%
  8,059,393 WFS Financial 1997-C Owner Trust, Class A-1, 5.710%, 9/20/1998            8,059,393
                              TOTAL SHORT-TERM NOTES                                        222,356,019
Certificates of Deposit--4.8%
Banking--4.8%
  5,000,000 Bankers Trust Co., New York, 5.910%, 10/13/1998                           4,998,873
  10,000,000      Crestar Bank of Virginia, Richmond, 5.720%, 2/23/1998                    10,000,119
  25,000,000      Deutsche Bank, AG, 5.500%, 4/14/1998                                     25,000,000
  65,000,000      Societe Generale, Paris,5.920% - 5.970%, 7/16/1998 - 10/15/1998          64,984,778
                              TOTAL CERTIFICATES OF DEPOSIT                                 104,983,770
(b) Variable Rate Instruments--25.8%
Banking--7.4%
  6,000,000 Beverly California Corp., (PNC Bank, N.A. LOC), 5.601%, 2/2/1998          6,000,000
  4,600,000 Development Authority of Richmond City, GA, (PNC Bank,
                  N.A. LOC), 5.601%, 2/2/1998                                               4,600,000
  60,000,000      (e)Liquid Asset Backed Securities Trust, Series 1996-3,
                  (Westdeutsche Landesbank Girozentrale Swap Agreement),
                  5.614%, 2/17/1998                                                        60,000,000
  23,281,931      (e)Liquid Asset Backed Securities Trust, Series 1997-1,
                  (Westdeutsche Landesbank Girozentrale Swap Agreement),
                  5.594%, 2/17/1998                                                        23,281,931
  10,000,000      Long Lane Master Trust III, Series 1997-C, 5.780%, 4/30/1998             10,000,000
  6,700,000 Massachusetts IFA, (Kendell Square), (PNC Bank, N.A. LOC),
                  5.630%, 2/5/1998                                                          6,700,000
  43,530,786      (e)Rabobank Optional Redemption Trust, Series 1997-101, 5.754%,
                  2/17/1998                                                                43,530,786
  2,734,000 Vista Funding Corp., Series 1996-A, (Bank One, Ohio, N.A. LOC),
                  5.580%, 2/5/1998                                                          2,734,000
  5,250,000 Wendys of Las Vegas and San Antonio, (Huntington National Bank,
                  Columbus, OH LOC), 5.580%, 2/4/1998                                       5,250,000
                        Total                                                              162,096,717

AUTOMATED CASH MANAGEMENT TRUST

 PRINCIPAL
   AMOUNT                                                                                  VALUE
(b) Variable Rate Instruments--continued
Electrical Equipment--1.1%
  $ 1,227,980     GE Engines RPP Trust - 1995-1, Series B, (Guaranteed by General
                  Electric Co.), 5.601%, 2/2/1998                                         $ 1,227,980
  3,150,731 Marta Leasing Ltd., (Guaranteed by General Electric Co.),
                  5.601%, 2/2/1998                                                          3,150,731
  20,181,046      Northwest Airlines, Inc., (Guaranteed by General Electric Co.),
                  5.601%,2/2/1998                                                          20,181,046
                        Total                                                               24,559,757
Finance - Retail--3.2%
  40,000,000      Associates Corp. of North America, 5.730%, 1/30/1998                     39,982,118
  30,000,000      Carco Auto Loan Master Trust 1993-2, (Series 1993-2 Class A1),
                  5.855%,2/17/1998                                                         30,000,000
                        Total                                                               69,982,118
Insurance--14.1%
  94,500,000      General American Life Insurance Co., 5.820%, 2/23/1998                   94,500,000
  30,000,000      Jackson National Life Insurance Co., 5.699%, 2/1/1998                    30,000,000
  63,246,104      (e)Liquid Asset Backed Securities Trust, Series 1997-3 Senior Notes,
                  (Guaranteed by AMBAC), 5.876%, 3/27/1998                                 63,246,104
  25,000,000      Peoples Security Life Insurance Company, 5.890%, 2/2/1998                25,000,000
  25,000,000      SunAmerica Life Insurance Company, 5.810%, 9/15/1998                     25,000,000
  30,000,000      Transamerica Occidental Life Insurance Company, 5.781%, 2/6/1998         30,000,000
  44,000,000      Travelers Insurance Company, 5.837%, 4/1/1998                            44,000,000
                        Total                                                              311,746,104
                              TOTAL VARIABLE RATE INSTRUMENTS                               568,384,696
(a)Time Deposits--6.1%
Banking--6.1%
  35,000,000      Mellon Bank N.A., Pittsburgh,5.625%, 2/2/1998                            35,000,000
  25,000,000      Royal Bank of Canada, Montreal,5.625%, 2/2/1998                          25,000,000
  25,000,000      Societe Generale, Paris, 5.625%, 2/2/1998                                25,000,000
  50,000,000      Toronto-Dominion Bank, 5.625%, 2/2/1998                                  50,000,000
                              TOTAL TIME DEPOSITS                                           135,000,000
(c)Repurchase Agreements--23.0%
  100,000,000     Bear, Stearns and Co., 5.650%, dated 1/30/1998, due 2/2/1998            100,000,000
  100,000,000     Goldman Sachs Group, LP, 5.650%, dated 1/30/1998, due 2/2/1998          100,000,000
  106,500,000     HSBC Securities, Inc., 5.650%, dated 1/30/1998, due 2/2/1998            106,500,000
  19,400,000      J.P. Morgan & Co., Inc.,5.580%, dated 1/30/1998, due 2/2/1998            19,400,000
  40,000,000      Salomon Smith Barney Holdings, Inc., 5.650%,
                  dated 1/30/1998, due 2/2/1998                                            40,000,000
  25,200,000      Societe Generale, New York, 5.600%, dated 1/30/1998,
                  due 2/2/1998                                                             25,200,000
  45,000,000      UBS Securities, Inc., 5.590%, dated 1/30/1998, due 2/2/1998              45,000,000


AUTOMATED CASH MANAGEMENT TRUST
PRINCIPAL
   AMOUNT                                                                                  VALUE
(c)Repurchase Agreements--continued
$ 40,000,000      UBS Securities, Inc.,5.650%, dated 1/30/1998, due 2/2/1998             $ 40,000,000
  30,000,000      (f)Chase Government Securities, Inc., 5.550%, dated 1/20/1998,
                  due 4/20/1998                                                            30,000,000
                        TOTAL REPURCHASE AGREEMENTS                                        506,100,000
                        TOTAL INVESTMENTS (AT AMORTIZED COST)(D)                       $ 2,207,770,805

(a) Each issue shows the rate of discount at the time of purchase.

(b) Variable rate securities with current rate and next demand date.

(c) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

(d) Also represents cost for federal tax purposes.

(e) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At January 31, 1998, these securities amounted to $195,058,821 which represents 8.9% of net assets.

(f) Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

Note: The categories of investments are shown as a percentage of net assets
      ($2,203,800,340) at January 31, 1998.

The following acronyms are used throughout this portfolio:

AMBAC --American Municipal Bond Assurance Corporation
IFA --Industrial Finance Authority
LLC --Limited Liability Corporation
LOC --Letter of Credit
LP --Limited Partnership
PLC --Public Limited Company

(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF ASSETS AND LIABILITIES

                      AUTOMATED CASH MANAGEMENT TRUST

                        JANUARY 31, 1998 (UNAUDITED)

 ASSETS:
 Total investments in securities, at amortized cost and value                       $ 2,207,770,805
 Income receivable                                                                        9,583,292
 Receivable for shares sold                                                              32,041,877
   Total assets                                                                       2,249,395,974
 LIABILITIES:
 Income distribution payable                                          $ 8,187,275
 Payable to Bank                                                        36,769,099
 Accrued expenses                                                         639,260
   Total liabilities                                                                     45,595,634
 Net Assets for 2,203,800,340 shares outstanding                                    $ 2,203,800,340
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 INSTITUTIONAL SERVICE SHARES:
 $1,526,035,844 / 1,526,035,844 shares outstanding                                            $1.00
 CASH II SHARES:
 $677,764,496 / 677,764,496 shares outstanding                                                $1.00

(See Notes which are an integral part of the Financial Statements)

                           STATEMENT OF OPERATIONS

                      AUTOMATED CASH MANAGEMENT TRUST

                SIX MONTHS ENDED JANUARY 31, 1998 (UNAUDITED)

 INVESTMENT INCOME:
 Interest                                                                              $ 62,757,066
 EXPENSES:
 Investment advisory fee                                                $   5,454,762
 Administrative personnel and services fee                                    823,294
 Custodian fees                                                               113,087
 Transfer and dividend disbursing agent fees and                              413,154
 expenses
 Directors'/Trustees' fees                                                      6,992
 Auditing fees                                                                  7,268
 Legal fees                                                                    17,112
 Portfolio accounting fees                                                     77,476
 Distribution services fee--Cash II Shares                                    865,973
 Shareholder services fee--Institutional Service                            1,861,408
 Shares
 Shareholder services fee--Cash II Shares                                     865,973
 Share registration costs                                                      65,044
 Printing and postage                                                          25,208
 Insurance premiums                                                             7,268
 Taxes                                                                         23,735
 Miscellaneous                                                                  5,520
   Total expenses                                                          10,633,274
 Waivers --
   Waiver of investment advisory fee                    $ (3,206,314)
   Waiver of distribution services fee--Cash II Shares      (301,359)
   Waiver of shareholder services fee--Institutional         (52,119)
 Service Shares
     Total waivers                                                        (3,559,792)
       Net expenses                                                                       7,073,482
         Net investment income                                                         $ 55,683,584

(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF CHANGES IN NET ASSETS

                       AUTOMATED CASH MANAGEMENT TRUST

                                                                 SIX MONTHS
                                                                   ENDED
                                                                 (UNAUDITED)        YEAR ENDED
                                                              JANUARY 31, 1998     JULY 31, 1997
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                         $     55,683,584   $      91,687,662
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income
   Institutional Service Shares                                    (38,491,221)        (67,586,616)
   Cash II Shares                                                  (17,192,363)        (24,101,046)
     Change in net assets resulting from distributions to          (55,683,584)        (91,687,662)
 shareholders
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                     5,963,281,363      10,582,198,767
 Net asset value of shares issued to shareholders in payment         35,977,023          63,190,890
 of distributions declared
 Cost of shares redeemed                                         (5,899,706,927)    (9,815,560,140)
   Change in net assets resulting from share transactions            99,551,459         829,829,517
     Change in net assets                                            99,551,459         829,829,517
 NET ASSETS:
 Beginning of period                                              2,104,248,881       1,274,419,364
 End of period                                                 $  2,203,800,340   $   2,104,248,881

(See Notes which are an integral part of the Financial Statements)

             FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                             SIX MONTHS                             THREE
                                                ENDED                              MONTHS
                                             (UNAUDITED)           YEAR ENDED        ENDED
                                              JANUARY 31,        JULY 31,          JULY 31,          YEAR ENDED APRIL 30,
                                                1998       1997         1996        1995(A)        1994       1993      1992
NET ASSET VALUE, BEGINNING OF PERIOD           $ 1.00      $ 1.00       $ 1.00      $ 1.00       $ 1.00     $ 1.00    $ 1.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income                            0.03        0.05         0.05        0.01         0.03       0.03      0.05
LESS DISTRIBUTIONS
Distributions from net investment income        (0.03)      (0.05)       (0.05)      (0.01)       (0.03)     (0.03)    (0.05)
NET ASSET VALUE, END OF PERIOD                 $ 1.00      $ 1.00       $ 1.00      $ 1.00       $ 1.00     $ 1.00    $ 1.00
TOTAL RETURN(B)                                  2.63%       5.09%        5.20%       1.42%        2.84%      3.11%     5.02%
RATIOS TO AVERAGE NET ASSETS Expenses            0.60%*      0.58%        0.57%       0.57%*       0.57%      0.56%     0.56%
Net investment income                            5.17%*      4.97%        5.08%       5.60%*       2.80%      3.07%     4.88%
Expense waiver/reimbursement(c)                  0.30%*      0.33%        0.31%       0.40%*       0.07%      0.04%     0.03%
SUPPLEMENTAL DATA
Net assets, end of period(000 omitted)        $1,526,036  $1,378,982   $1,274,419   $1,141,043   $975,453  $1,172,170  $1,220,212

* Computed on an annualized basis.

(a) For the period from May 1, 1995 to July 31, 1995, the Fund was reorganized into Money Market Obligations Trust effective July 30, 1994. The Fund changed its fiscal year-end from April 30, to July 31, effective October 27, 1994.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

                    FINANCIAL HIGHLIGHTS--CASH II SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                              SIX MONTHS
                                                                ENDED
                                                             (UNAUDITED)
                                                              JANUARY 31,        PERIOD ENDED
                                                                 1998           JULY 31, 1997(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                                 $ 1.00                 $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                                0.03                   0.04
 LESS DISTRIBUTIONS
   Distributions from net investment income                           (0.03)                 (0.04)
 NET ASSET VALUE, END OF PERIOD                                       $ 1.00                 $ 1.00
 TOTAL RETURN(B)                                                       2.54%                  4.14%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                                           0.76%*                 0.75%*
   Net investment income                                              4.96%*                 4.84%*
   Expense waiver/reimbursement (c)                                   0.38%*                 0.41%*
 SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)                          $677,764               $725,267

* Computed on an annualized basis.

(a) Reflects operations for the period from September 27, 1996, (date of initial public offering) to July 31, 1997.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

                        NOTES TO FINANCIAL STATEMENTS

                      AUTOMATED CASH MANAGEMENT TRUST

                        JANUARY 31, 1998 (UNAUDITED)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Automated Cash Management Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.

The Fund offers two classes of shares: Institutional Service Shares and Cash II Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Act.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Investment Company Act of 1940.

Additional information on each restricted security held at January 31, 1998 is as follows:

                                              ACQUISITION    ACQUISITION
                   SECURITY DATE COST Liquid Asset Backed Securities Trust, 5.614% 8/15/1996 $60,000,000 Liquid Asset Backed Securities Trust, 5.594%
 2/19/1997 23,281,931 Liquid Asset Backed Securities Trust, 5.876% 6/27/1997
 70,000,000 Rabobank Optional Redemption Trust, 5.754% 4/17/1997 50,000,000
 Triangle Funding Ltd., 5.594% 10/16/1997 5,000,000

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At January 31, 1998, capital paid-in aggregated $2,203,800,340. Transactions in shares were as follows:

                                                        SIX-MONTHS
                                                           ENDED
                                                         JANUARY 31,     YEAR ENDED
 INSTITUTIONAL SERVICE SHARES                              1998         JULY 31, 1997
 Shares sold                                           3,902,111,793     7,323,418,360
 Shares issued to shareholders in payment of              19,695,462        41,494,370
 distributions declared
 Shares redeemed                                      (3,774,753,363)   (7,260,350,142)
   Net change resulting from Institutional Service       147,053,892       104,562,588
 Share transactions
                                                        SIX-MONTHS
                                                          ENDED
                                                        JANUARY           PERIOD ENDED
 Cash II Shares                                          1998            July 31, 1997(a)
 Shares sold                                         2,061,169,570       3,258,780,407
 Shares issued to shareholders in payment of            16,281,561          21,696,520
 distributions declared
 Shares redeemed                                    (2,124,953,564)     (2,555,209,998)
   Net change resulting from Cash II Share             (47,502,433)        725,266,929
 transactions
     Net change resulting from share transactions       99,551,459         829,829,517

(a) For the period from September 27, 1996 (date of initial public offering) through July 31, 1997.

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Cash II Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of Cash II Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

                                  TRUSTEES

                               John F. Donahue

                              Thomas G. Bigley

                             John T. Conroy, Jr.

                             William J. Copeland

                            J.Christopher Donahue

                                James E. Dowd

                           Lawrence D. Ellis, M.D.

                           Edward L. Flaherty, Jr.

                               Peter E. Madden

                             John E. Murray, Jr.

                              Wesley W. Posvar

                              Marjorie P. Smuts

                                  OFFICERS

                               John F. Donahue

                                  Chairman

                           J. Christopher Donahue

                                  President

                             Edward C. Gonzales

                          Executive Vice President

                              John W. McGonigle

             Executive Vice President, Treasurer, and Secretary

                              Richard B. Fisher

                               Vice President

                              Anthony R. Bosch

                             Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.


[Graphic]

Automated Cash Management Trust
Federated Securities Corp., Distributor
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
1-800-341-7400
www.federatedinvestors.com

SEMI-ANNUAL REPORT TO SHAREHOLDERS JANUARY 31, 1998

Cusip 60934N864
Cusip 60934N831
8112802 (3/98)




PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for Government Obligations Fund, a portfolio of Money Market Obligations Trust. This report covers the first half of the fund's fiscal year, which is the six-month period ended January 31, 1998. It begins with an investment review of the short-term government market from the fund's portfolio manager. Following the investment review are the fund's portfolio of investments and financial statements.

Over the six-month reporting period, dividends paid to shareholders of the fund's Institutional Shares and Institutional Service Shares each totaled $0.03 per share. At the end of the reporting period, net assets reached the $4.6 billion mark.

In Government Obligations Fund, your ready cash is at work pursuing daily income, along with the additional advantages of daily liquidity and stability of principal.* At the end of the reporting period, the fund's portfolio was invested in repurchase agreements fully collateralized by U.S. government securities (62.3%), and in short-term U.S. government obligations (39.4%).

Thank you for your confidence in the daily earning power of this high-quality cash investment. As always, your questions and comments are welcome.

Sincerely,

[Graphic]

J. Christopher Donahue
President
March 15, 1998

* Money market funds seek to maintain a stable net asset value of $1.00 per share. There is no assurance that they will be able to do so. An investment in the fund is not insured or guaranteed by the U.S. government.

INVESTMENT REVIEW

Government Obligations Fund, which is rated AAAm* by Standard & Poor's ("S&P") and Aaa* by Moody's Investors Service, Inc. ("Moody's"), is invested in direct U.S. Treasury and agency obligations and in repurchase agreements which have these securities as collateral. The fund continued to emphasize issues of the Federal National Mortgage Association, Student Loan Marketing Association, Federal Farm Credit Bank System, Federal Home Loan Bank System, Federal Home Loan Mortgage Corp., and, at times, maintained a small Treasury position for liquidity purposes.

Over the six-month period ended January 31, 1998, the Federal Reserve Board (the "Fed") stood pat in the face of economic growth that continued to exceed the 2.5% pace thought to be the non-inflationary potential. The federal funds target remained at 5.5%, where it has been since the Fed tightened monetary policy in March 1997. With gross domestic product ("GDP") growth at 3.1% over the third quarter of 1997, expectation was built for the need for an additional tightening from the Fed as added insurance against inflation. However, dramatic declines in the Asian equity markets curtailed this expectation, and overseas developments dominated the rest of the fourth quarter of 1997. Although GDP growth expanded at close to 4% over this period, the Fed kept monetary policy unchanged, as inflation at the wholesale and consumer level remained benign.

Movements in short-term Treasury securities--particularly Treasury bills--were strongly influenced by technical factors over the reporting period. A reduction in the overall size of Treasury bills due to improvement in the federal budget deficit kept these securities well-bid and trading well below the federal funds target. In addition, a periodic flight-to-quality to these securities from investors seeking a safe haven from the turmoil overseas also drove their yields lower. As a result, yields on short-term agency securities better reflected the underlying economic and inflation fundamentals, and were the preferred investment over the reporting period. The yield on the one-year agency discount note, for example, began the reporting period at 5.65% in August, traded within a fairly narrow range until early November, then climbed steadily to 5.85% by early December. That peak came as the economy kept chugging along and the Asian crisis subsided. The yield then dropped to 5.4% by early January 1998, as fears grew that the as-yet-unknown impact of the financial troubles in Asia on the domestic economy might be greater than previously thought. The yield then rebounded slightly to 5.5% to end the reporting period, as growth continued strong.

The fund was targeted in a 35-45 day average maturity range over the reporting period, a neutral stance for the portfolio. Once an average maturity range is established, the fund attempts to maximize performance through ongoing relative value analysis. The fund's structure remained barbelled over the reporting period, as a yield advantage continued to exist for repurchase agreements relative to other short-term investments. The fund combined a position in repurchase agreements collateralized by U.S. government mortgage-backed securities with short-term agency floating rate notes to form the front end of the barbell. We coupled this position with purchases of fixed-rate Treasury or agency securities with longer maturities of between 6 and 13 months, although agency securities remained the preferred investment. This portfolio structure provided a competitive yield for the fund.

The risks to the Fed at this juncture appear to be balanced, with the threat of higher inflation stemming from tight labor markets being potentially offset by the as-yet-unknown impact of the Asian "flu." The Fed should be content to "wait and see" until the effects on the domestic economy are better understood--which should become more clear over the second quarter of 1998. We would expect to maintain our current neutral positioning over this period. However, changing economic and market developments are continuously monitored to best serve our clients attracted to the short-term U.S.
government market.

* An AAAm rating is obtained after S&P evaluates a number of factors, including credit quality, market price exposure and management. S&P monitors the portfolio weekly for developments that could cause changes in the ratings. Money market funds and bond funds rated Aaa by Moody's are judged to be of an investment quality similar to Aaa-rated fixed income obligations, that is, they are judged to be of the best quality. These ratings do not remove market risks and are subject to change.

PORTFOLIO OF INVESTMENTS
GOVERNMENT OBLIGATIONS FUND
JANUARY 31, 1998 (UNAUDITED)

      PRINCIPAL
        AMOUNT                                                                          VALUE
 SHORT-TERM OBLIGATIONS--39.4%
 $          22,000,000 Federal Farm Credit Bank Note--0.5% 5.600%, 10/1/1998       $     21,967,554
            67,000,000 (a)Federal Farm Credit Bank, Floating Rate Note--1.4%             66,973,865
                       5.533%, 3/2/1998
           152,500,000 Federal Home Loan Bank--3.3% 5.640% - 6.025%, 3/24/1998 -        152,473,552
                       1/21/1999
           108,998,000 (b)Federal Home Loan Bank Discount Note--2.3% 5.634% -           107,799,983
                       5.731%, 3/4/1998 - 6/22/1998
           101,500,000 (a)Federal Home Loan Bank, Floating Rate Note--2.2% 5.391%       101,461,213
                       - 5.696%, 2/20/1998 - 2/23/1998
            53,295,000 Federal Home Loan Mortgage Corp.--1.1% 5.715% - 5.840%,           53,294,446
                       3/17/1998 - 4/8/1998
            44,374,000 (b)Federal Home Loan Mortgage Corp., Discount Note--1.0%          44,290,429
                       5.788%, 2/13/1998
            79,000,000 (a)Federal Home Loan Mortgage Corp., Floating Rate                78,979,868
                       Note--1.7% 5.397% - 5.429%, 2/3/1998 - 2/20/1998
           174,945,000 Federal National Mortgage Association--3.8% 5.630% -             174,995,315
                       7.000%, 3/25/1998 - 8/14/1998
           452,085,000 (b)Federal National Mortgage Association, Discount               443,944,906
                       Note--9.6% 5.506% - 5.795%, 2/10/1998 - 10/8/1998
           204,000,000 (a)Federal National Mortgage Association, Floating Rate          203,871,923
                       Note--4.4% 5.403% - 5.689%, 2/3/1998 - 3/17/1998
           210,650,000 Housing and Urban Development, Floating Rate Note--4.5%          210,650,000
                       6.013%, 3/2/1998
            38,000,000 Student Loan Marketing Association--0.8% 5.830% - 5.880%,         38,002,649
                       10/29/1998 - 12/10/1998
            79,000,000 (a)Student Loan Marketing Association, Floating Rate              78,970,950
                       Note--1.7% 5.459% - 5.709%, 2/3/1998
            52,000,000 United States Treasury Notes--1.1% 6.125% - 6.250%,               52,077,109
                       5/15/1998 - 7/31/1998
                           Total Short-Term Obligations                               1,829,753,762
 (C)REPURCHASE AGREEMENTS--62.3%
           230,000,000 ABN AMRO Chicago Corp., 5.650%, dated 1/30/1998, due             230,000,000
                       2/2/1998
           230,000,000 Bear, Stearns and Co., 5.650%, dated 1/30/1998, due              230,000,000
                       2/2/1998
           100,000,000 CIBC Wood Gundy Securities Corp., 5.650%, dated 1/30/1998,       100,000,000
                       due 2/2/1998
           100,000,000 Deutsche Bank Government Securities, Inc., 5.650%, dated         100,000,000
                       1/30/1998, due 2/2/1998

GOVERNMENT OBLIGATIONS FUND

      PRINCIPAL
        AMOUNT                                                                          VALUE

 (C)REPURCHASE AGREEMENTS--CONTINUED
 $         370,000,000 Goldman Sachs Group, LP, 5.650%, dated 1/30/1998, due       $    370,000,000
                       2/2/1998
           230,000,000 Greenwich Capital Markets, Inc., 5.650%, dated 1/30/1998,        230,000,000
                       due 2/2/1998
           230,000,000 HSBC Securities, Inc., 5.650%, dated 1/30/1998, due              230,000,000
                       2/2/1998
           230,000,000 Prudential Securities, Inc., 5.650%, dated 1/30/1998, due        230,000,000
                       2/2/1998
           230,000,000 Salomon Smith Barney Holdings, Inc., 5.650%, dated               230,000,000
                       1/30/1998, due 2/2/1998
            20,000,000 State Street Bank and Trust Co., 5.600%, dated 1/30/1998,         20,000,000
                       due 2/2/1998
            66,400,000 Swiss Bank Capital Markets, 5.610%, dated 1/30/1998, due          66,400,000
                       2/2/1998
           230,000,000 Toronto Dominion Securities (USA) Inc., 5.650%, dated            230,000,000
                       1/30/1998, due 2/2/1998
           100,000,000 UBS Securities, Inc., 5.650%, dated 1/30/1998, due               100,000,000
                       2/2/1998
           100,000,000 (d)Chase Government Securities, Inc., 5.550%, dated              100,000,000
                       1/20/1998, due 4/20/1998
            55,000,000 (d)Chase Government Securities, Inc., 5.550%, dated               55,000,000
                       1/27/1998, due 4/6/1998
            90,000,000 (d)Credit Suisse First Boston, Inc., 5.520%, dated                90,000,000
                       1/7/1998, due 2/6/1998
            66,000,000 (d)J.P. Morgan & Co., Inc., 5.520%, dated 1/7/1998, due           66,000,000
                       2/6/1998
           103,000,000 (d)Lehman Brothers, Inc., 5.520%, dated 1/9/1998, due            103,000,000
                       4/6/1998
           110,000,000 (d)Merrill Lynch, Pierce, Fenner and Smith, 5.520%, dated        110,000,000
                       1/7/1998, due 2/6/1998
                           TOTAL REPURCHASE AGREEMENTS                                2,890,400,000
                           TOTAL INVESTMENTS (AT AMORTIZED COST)(e)                 $ 4,720,153,762


(a) Floating rate note with current rate and next reset date shown.

(b) Each issue shows the rate of discount at time of purchase.

(c) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

(d) Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement.

(e) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($4,641,866,483) at January 31, 1998.

The following acronym is used throughout this portfolio:

LP--Limited Partnership

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF ASSETS AND LIABILITIES
GOVERNMENT OBLIGATIONS FUND
JANUARY 31, 1998 (UNAUDITED)

 ASSETS:
 Investments in repurchase agreements                              $ 2,890,400,000
 Investments in securities                                           1,829,753,762
   Total investments in securities, at amortized cost and value                     $ 4,720,153,762
 Income receivable                                                                       16,675,289
   Total assets                                                                       4,736,829,051
 LIABILITIES:
 Payable for investments purchased                                      72,942,695
 Income distribution payable                                            20,407,357
 Payable to Bank                                                         1,118,524
 Accrued expenses                                                          493,992
   Total liabilities                                                                     94,962,568
 Net Assets for 4,641,866,483 shares outstanding                                    $ 4,641,866,483
 NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION
 PROCEEDS PER SHARE:
 INSTITUTIONAL SHARES:
 $3,300,279,688 / 3,300,279,688 shares outstanding                                            $1.00
 INSTITUTIONAL SERVICE SHARES:
 $1,341,586,795 / 1,341,586,795 shares outstanding                                            $1.00

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF OPERATIONS
GOVERNMENT OBLIGATIONS FUND
SIX MONTHS ENDED JANUARY 31, 1998 (UNAUDITED)

 INVESTMENT INCOME:
 Interest                                                                             $ 125,351,340
 EXPENSES:
 Investment advisory fee                                               $   4,411,889
 Administrative personnel and services fee                                 1,664,730
 Custodian fees                                                              141,402
 Transfer and dividend disbursing agent fees and                              82,752
 expenses
 Directors'/Trustees' fees                                                    14,628
 Auditing fees                                                                 6,532
 Legal fees                                                                    5,520
 Portfolio accounting fees                                                   180,818
 Shareholder services fee--Institutional Shares                            4,116,373
 Shareholder services fee--Institutional Service                           1,398,487
 Shares
 Share registration costs                                                    241,768
 Printing and postage                                                         11,604
 Insurance premiums                                                           13,708
 Taxes                                                                        15,088
 Miscellaneous                                                                 3,064
   Total expenses                                                         12,308,363
 Waivers--
   Waiver of investment advisory fee                   $ (2,284,564)
   Waiver of shareholder services fee--Institutional     (4,116,373)
 Shares
     Total waivers                                                        (6,400,937)
       Net expenses                                                                       5,907,426
         Net investment income                                                        $ 119,443,914

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF CHANGES IN NET ASSETS
GOVERNMENT OBLIGATIONS FUND

                                                                  SIX MONTHS
                                                                     ENDED
                                                                  (UNAUDITED)
                                                                   JANUARY 31,          YEAR ENDED
                                                                     1998             JULY 31, 1997
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                       $     119,443,914   $      177,875,424
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income
   Institutional Shares                                           (90,036,858)        (134,094,591)
   Institutional Service Shares                                   (29,407,056)         (43,780,833)
     Change in net assets resulting from distributions to        (119,443,914)        (177,875,424)
 shareholders
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                   16,259,041,955       22,256,668,113
 Net asset value of shares issued to shareholders in                27,774,504           55,759,597
 payment of distributions declared
 Cost of shares redeemed                                       (15,875,210,349)    (20,967,440,251)
   Change in net assets resulting from share transactions          411,606,110        1,344,987,459
     Change in net assets                                          411,606,110        1,344,987,459
 NET ASSETS:
 Beginning of period                                             4,230,260,373        2,885,272,914
 End of period                                               $   4,641,866,483   $    4,230,260,373

(See Notes which are an integral part of the Financial Statements)

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                          SIX MONTHS
                                             ENDED
                                          (UNAUDITED)
                                           JANUARY 31,                   YEAR ENDED JULY 31,
                                              1998        1997       1996       1995     1994    1993
NET ASSET VALUE, BEGINNING OF PERIOD         $1.00       $1.00      $1.00      $1.00    $1.00    $1.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income                         0.03        0.05       0.05       0.05     0.03     0.03
LESS DISTRIBUTIONS
Distributions from net investment income     (0.03)      (0.05)     (0.05)     (0.05)   (0.03)   (0.03)
NET ASSET VALUE, END OF PERIOD               $1.00       $1.00      $1.00      $1.00    $1.00    $1.00
TOTAL RETURN(B)                               2.79%       5.43%      5.55%      5.57%    3.41%    3.22%
RATIOS TO AVERAGE NET ASSETS
Expenses                                      0.20%*      0.20%      0.20%      0.20%    0.20%    0.20%
Net investment income                         5.47%*      5.32%      5.41%      5.58%    3.38%    3.16%
Expense waiver/reimbursement(c)               0.35%*      0.35%      0.36%      0.40%    0.15%    0.11%
SUPPLEMENTAL DATA
Net assets, end of period (000 omitted) $3,300,280  $3,293,392 $2,182,999 $1,926,516 $763,879 $707,146

* Computed on an annualized basis.

(a) Reflects operations for the period from March 31, 1990 (date of initial public investment) to July 31, 1990.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

             FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                      SIX MONTHS
                                                        ENDED
                                                     (UNAUDITED)
                                                      JANUARY 31,      YEAR ENDED JULY 31,
                                                         1998       1997      1996     1995(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                   $1.00       $1.00     $1.00     $1.00
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                 0.03        0.05      0.05      0.05
 LESS DISTRIBUTIONS
   Distributions from net investment income             (0.03)      (0.05)    (0.05)    (0.05)
 NET ASSET VALUE, END OF PERIOD                         $1.00       $1.00     $1.00     $1.00
 TOTAL RETURN(B)                                         2.66%       5.16%     5.29%     5.31%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                              0.46%*      0.45%     0.45%     0.45%*
   Net investment income                                 5.26%*      5.06%     5.14%     5.63%*
   Expense waiver/reimbursement(c)                       0.10%*      0.10%     0.11%     0.15%*
 SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)         $1,341,587    $936,869  $702,274  $339,105

* Computed on an annualized basis.

(a) Reflects operations for the period from August 1, 1994 (date of initial public investment) to July 31, 1995. For the period from the effective date, July 5, 1994 to July 31, 1994, all net investment income was distributed to the Fund's adviser.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

                        NOTES TO FINANCIAL STATEMENTS
                        GOVERNMENT OBLIGATIONS FUND
                        JANUARY 31, 1998 (UNAUDITED)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Government Obligations Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income consistent with stability of principal.

The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At January 31, 1998, capital paid-in aggregated $4,641,866,483. Transactions in shares were as follows:

                                                                 SIX MONTHS
                                                                    ENDED
                                                                  JANUARY 31,         YEAR ENDED
 INSTITUTIONAL SHARES                                                1998            JULY 31, 1997
 Shares sold                                                   12,050,720,930       17,018,052,623
 Shares issued to shareholders in payment of distributions
 declared                                                          18,015,170           37,459,828
 Shares redeemed                                              (12,061,848,012)     (15,945,119,407)
   Net change resulting from Institutional Share
   transactions                                                     6,888,088        1,110,393,044

                                                                  SIX MONTHS
                                                                     ENDED
                                                                  JANUARY 31,          YEAR ENDED
 INSTITUTIONAL SERVICE SHARES                                        1998             JULY 31, 1997
 Shares sold                                                   4,208,321,025         5,238,615,490
 Shares issued to shareholders in payment of distributions
 declared                                                          9,759,334            18,299,769
 Shares redeemed                                              (3,813,362,337)       (5,022,320,844)
   Net change resulting from Institutional Service Share
   transactions                                                  404,718,022           234,594,415
 Net change resulting from Share transactions                    411,606,110         1,344,987,459

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.20% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

                                  TRUSTEES
                               John F. Donahue
                              Thomas G. Bigley
                             John T. Conroy, Jr.
                             William J. Copeland
                           J. Christopher Donahue
                                James E. Dowd
                           Lawrence D. Ellis, M.D.
                           Edward L. Flaherty, Jr.
                               Peter E. Madden
                             John E. Murray, Jr.
                              Wesley W. Posvar
                              Marjorie P. Smuts

                                  OFFICERS
                               John F. Donahue
                                  Chairman
                           J. Christopher Donahue
                                  President
                             Edward C. Gonzales
                          Executive Vice President
                              John W. McGonigle
             Executive Vice President, Treasurer, and Secretary
                              Richard B. Fisher
                               Vice President
                              Anthony R. Bosch
                             Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

[Graphic]

Federated Investors

GOVERNMENT OBLIGATIONS FUND

SEMI-ANNUAL REPORT
TO SHAREHOLDERS
JANUARY 31, 1998

Federated Securities Corp., Distributor
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
1-800-341-7400

WWW.FEDERATEDINVESTORS.COM

[Graphic]

Cusip 60934N104
Cusip 60934N807
1022001 (3/98)






                             PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for Government Obligations Tax-Managed Fund, a portfolio of Money Market Obligations Trust. This report covers the first half of the fund's fiscal year, which is the six-month period ended January 31, 1998. It begins with an investment review of the short-term government market from the fund's portfolio manager. Following the investment review are the fund's portfolio of investments and financial statements.

Over the six-month reporting period, tax-free dividends paid to shareholders of the fund's Institutional Shares and Institutional Service Shares each totaled $0.03 per share. At the end of the reporting period, net assets reached $1.6 billion.

Government Obligations Tax-Managed Fund helps your cash pursue daily dividends, a high level of liquidity, and a stable net asset value of $1.00 per share.* In addition, the fund's portfolio of U.S. government securities is managed so that dividends are exempt from state and local income taxes.**

Thank you for participating in the daily earning power of this high-quality, tax-advantaged money market mutual fund. As always, we welcome your questions, comments, or suggestions.

Sincerely,

[Graphic]

J. Christopher Donahue President
March 15, 1998

* Money market funds seek to maintain a stable net asset of $1.00 per share.There is no guarantee that they will be able to do so. An investment in the fund is not insured or guaranteed by the U.S. government.

** Income may be subject to the federal alternative minimum tax. Unless otherwise exempt, shareholders are required to pay federal income tax on dividends.

                              INVESTMENT REVIEW

Government Obligations Tax-Managed Fund, which is rated AAAm* by Standard & Poor's ("S&P") and Aaa* by Moody's Investors Service, Inc. ("Moody's"), invests only in U.S. Treasury and U.S. government agency obligations. The fund invests in issues of the Student Loan Marketing Association, the Federal Farm Credit Bank System, the Federal Home Loan Bank System, and the Tennessee Valley Authority. The fund maintains a small Treasury security position for liquidity purposes. The fund does not invest in repurchase agreements, and is managed to provide distributions which may be exempt from state and local taxes.

Over the six-month period ended January 31, 1998, the Federal Reserve Board (the "Fed") made no changes in monetary policy, electing to maintain the federal funds target rate at 5.50%. Another very favorable aspect of U.S. economic performance was the improvement in the federal budget deficit picture. In fiscal 1997, the deficit dropped to its lowest level in more than two decades. Projections show the budget essentially remaining in balance over the next several years. As a result of the budget picture and the reality of less issuance of Treasury securities, market technicals at the front-end of the yield curve resulted in the yield on both the three-month and six-month Treasury bills drifting lower during August and September. The yield on the three-month Treasury bill began the reporting period at 5.27% and fell to 4.91% in late September. The six-month Treasury bill followed a similar path, beginning the reporting period at 5.39% and falling to 5.14% in late September.

Economic fundamentals remained quite robust during the reporting period. Employment numbers averaging 298,000 non-farm payroll job additions per month, real gross domestic product ("GDP") growth around the 3% level, and robust consumer confidence measures began to weigh on the market. This resulted in a back-up in yields from the September lows. The three- and six-month Treasury bills climbed from their late September lows to December peaks of 5.47% and 5.56%, respectively. Counter-balancing the strong economic growth was the dearth of inflationary pressures, including contracting producer prices and benign consumer prices. The inflation picture, coupled with market technicals, kept a lid on Treasury security yields. Yields drifted lower in January 1998 and the three-month Treasury bill ended the reporting period just 10 basis points lower than where it stood at the beginning of the reporting period, at 5.18%. The six-month Treasury bill did likewise and ended the reporting period with a yield just 16 basis points below its yield on August 1, 1997, at 5.23%. Over the entire reporting period, the slope of the front-end of the yield curve flattened by 18 basis points. Most of this flattening came as a result of the one-year Treasury bill; its yield began the reporting period at 5.49% and ended at 5.26%.

While it was clear that the U.S. economy was exceptionally healthy, the impact of the Asian crisis looms on the horizon. The financial difficulties being experienced by several Asian nations is likely to impact the U.S. in the form of reduced demand for our exports and increased competition from imports. This suggests that the growth of economic activity in the U.S. will moderate from current strong levels.

The fund remained targeted in a 35- to 45-day average maturity range throughout the reporting period, and positioned itself within that range according to relative value opportunities. The fund's portfolio is barbelled in structure, which continued to provide a competitive yield. On January 31, 1998, 23% of the fund was invested in U.S. government agency floating rate notes, including a position in a Student Loan Marketing Association master note. The master note helped to provide liquidity for the fund. This floating rate position was combined with short-term agency discount notes to comprise the short-end of the barbell. The fund combined this short position with Treasury and agency securities with longer maturities of 6- to 12-months.

The fund most likely will continue to remain in its neutral, 35- to45-day average maturity range as the economic backdrop continues to show mixed signals of robust economic growth and subdued inflationary pressures. Changing economic and market developments are continuously monitored, and performance is maximized through on-going relative value analysis, to best serve clients attracted to the short-term U.S. government market.

* An AAAm rating is obtained after S&P evaluates a number of factors, including credit quality, market price exposure and management. S&P monitors the portfolio weekly for developments that could cause changes in the ratings. Money market funds and bond funds rated Aaa by Moody's Investors Service, Inc. are judged to be of an investment quality similar to Aaa-rated fixed income obligations, that is, they are judged to be of the best quality. These ratings do not remove market risks and are subject to change.

                          PORTFOLIO OF INVESTMENTS

                  GOVERNMENT OBLIGATIONS TAX-MANAGED FUND

                        JANUARY 31, 1998 (UNAUDITED)


      PRINCIPAL
        AMOUNT                                                                          VALUE

 GOVERNMENT AGENCIES--100.9%
 $          21,000,000 Federal Farm Credit Bank Notes, 5.35% - 5.70%, 5/1/1998 -   $     20,987,098
                       10/1/1998
           107,046,000 (a)Federal Farm Credit Bank, Discount Notes, 5.17% -             106,140,287
                       5.55%, 2/2/1998 - 12/11/1998
            13,000,000 (b)Federal Farm Credit Bank, Floating Rate Notes, 5.533%,         12,994,929
                       2/2/1998
            67,100,000 Federal Home Loan Bank Notes, 5.106% - 6.025%, 2/23/1998 -        67,083,536
                       12/30/1998
           730,350,000 (a)Federal Home Loan Bank, Discount Notes, 5.24% - 5.65%,        725,534,818
                       2/2/1998 - 7/22/1998
           202,000,000 (b)Federal Home Loan Bank, Floating Rate Notes, 5.384% -         201,909,489
                       5.696%, 2/3/1998 - 3/2/1998
            18,500,000 Student Loan Marketing Association Notes, 5.535% - 5.88%,         18,498,831
                       2/25/1998 - 12/10/1998
           234,000,000 (a)Student Loan Marketing Association, Discount Notes,           233,963,860
                       5.56%, 2/2/1998
            67,000,000 (b)Student Loan Marketing Association, Floating Rate              66,987,802
                       Notes, 5.414% - 5.709%, 2/3/1998
            81,200,000 (b)Student Loan Marketing Association, Floating Rate              81,200,000
                       Master Notes, 5.559%, 2/3/1998
            41,030,000 (a)Tennessee Valley Authority, Discount Notes, 5.38%,             40,717,283
                       3/24/1998
                           Total Government Agencies                                  1,576,017,933
 U.S. TREASURY OBLIGATIONS--3.0%
 U.S. TREASURY BILLS--2.5%
            40,000,000 (a)5.16%, 3/26/1998                                               39,696,133
 U.S. TREASURY NOTES--0.5%
             7,500,000 6.125% - 6.25%, 5/15/1998 - 7/31/1998                              7,514,385
                           Total U.S. Treasury Obligations                               47,210,518
                           Total Investments (at amortized cost)(c)                 $ 1,623,228,451

(a) The issue shows the rate of discount at time of purchase.

(b) Current rate and next reset date shown.

(c) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($1,561,925,706) at January 31, 1998.

(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF ASSETS AND LIABILITIES

                  GOVERNMENT OBLIGATIONS TAX-MANAGED FUND

                        JANUARY 31, 1998 (UNAUDITED)

 ASSETS:
 Total investments in securities, at amortized cost and value                       $ 1,623,228,451
 Cash                                                                                    31,225,243
 Income receivable                                                                        4,680,073
 Deferred organizational costs                                                               14,478
 Other assets                                                                                61,985
   Total assets                                                                       1,659,210,230
 LIABILITIES:
 Payable for investments purchased                                    $ 59,812,153
 Payable for shares redeemed                                            30,809,198
 Income distribution payable                                            6,464,981
 Accrued expenses                                                         198,192
   Total liabilities                                                                     97,284,524
 Net Assets for 1,561,925,706 shares outstanding                                    $ 1,561,925,706
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 INSTITUTIONAL SHARES:
 $752,557,549 / 752,557,549 shares outstanding                                                $1.00
 INSTITUTIONAL SERVICE SHARES:
 $809,368,157 / 809,368,157 shares outstanding                                                $1.00

(See Notes which are an integral part of the Financial Statements)

                           STATEMENT OF OPERATIONS

                  GOVERNMENT OBLIGATIONS TAX-MANAGED FUND

                SIX MONTHS ENDED JANUARY 31, 1998 (UNAUDITED)

 INVESTMENT INCOME:
 Interest                                                                              $ 33,669,690
 EXPENSES:
 Investment advisory fee                                                $   1,204,842
 Administrative personnel and services fee                                    454,593
 Custodian fees                                                                33,894
 Transfer and dividend disbursing agent fees and                               42,612
 expenses
 Directors'/Trustees' fees                                                      3,496
 Auditing fees                                                                  6,164
 Legal fees                                                                     3,312
 Portfolio accounting fees                                                     79,017
 Shareholder services fee--Institutional Shares                               770,985
 Shareholder services fee--Institutional Service Shares                       735,067
 Share registration costs                                                      67,332
 Printing and postage                                                           7,544
 Insurance premiums                                                             4,048
 Miscellaneous                                                                  6,236
   Total expenses                                                           3,419,142
 Waivers --
   Waiver of investment advisory fee                      $ (681,768)
   Waiver of shareholder services fee--Institutional        (770,985)
   Shares
     Total waivers                                                        (1,452,753)
       Net expenses                                                                       1,966,389
         Net investment income                                                         $ 31,703,301

(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF CHANGES IN NET ASSETS

                   GOVERNMENT OBLIGATIONS TAX-MANAGED FUND

                                                                 SIX MONTHS
                                                                   ENDED
                                                                 (UNAUDITED)        YEAR ENDED
                                                              JANUARY 31, 1998     JULY 31, 1997
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                         $     31,703,301   $      36,996,272
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income
   Institutional Shares                                            (16,586,407)        (15,718,201)
   Institutional Service Shares                                    (15,116,894)        (21,278,071)
     Change in net assets resulting from distributions to          (31,703,301)        (36,996,272)
 shareholders
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                     2,885,629,396       3,043,939,190
 Net asset value of shares issued to shareholders in payment          8,356,391           9,152,302
 of distributions declared
 Cost of shares redeemed                                         (2,263,837,725)    (2,653,254,346)
   Change in net assets resulting from share transactions           630,148,062         399,837,146
     Change in net assets                                           630,148,062         399,837,146
 NET ASSETS:
 Beginning of period                                                931,777,644         531,940,498
 End of period                                                 $  1,561,925,706   $     931,777,644

(See Notes which are an integral part of the Financial Statements)

                  FINANCIAL HIGHLIGHTS INSTITUTIONAL SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                SIX MONTHS
                                                                   ENDED
                                                                (UNAUDITED)
                                                                JANUARY 31,         YEAR ENDED JULY 31,
                                                                    1998        1997       1996    1995(A)
NET ASSET VALUE, BEGINNING OF PERIOD                               $ 1.00      $ 1.00     $ 1.00    $1.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                              0.03        0.05       0.05     0.01
LESS DISTRIBUTIONS
  Distributions from net investment income                          (0.03)      (0.05)     (0.05)   (0.01)
NET ASSET VALUE, END OF PERIOD                                     $ 1.00      $ 1.00     $ 1.00    $1.00
TOTAL RETURN(B)                                                      2.74%       5.35%      5.50%    0.94%
RATIOS TO AVERAGE NET ASSETS
  Expenses                                                           0.20%*      0.20%      0.17%    0.20%*
  Net investment income                                              5.38%*      5.26%      5.28%    5.78%*
  Expense waiver/reimbursement(c)                                    0.36%*      0.38%      0.44%    0.65%*
SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                        $752,558    $510,683   $199,243   $3,070

* Computed on an annualized basis.

(a) Reflects operations for the period from June 2, 1995 (date of initial public investment) to July 31, 1995.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

              FINANCIAL HIGHLIGHTS INSTITUTIONAL SERVICE SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                SIX MONTHS
                                                                   ENDED
                                                                (UNAUDITED)
                                                                JANUARY 31,         YEAR ENDED JULY 31,
                                                                   1998         1997      1996     1995(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                              $ 1.00      $ 1.00     $ 1.00    $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                             0.03        0.05       0.05      0.01
 LESS DISTRIBUTIONS
   Distributions from net investment income                         (0.03)      (0.05)     (0.05)    (0.01)
 NET ASSET VALUE, END OF PERIOD                                    $ 1.00      $ 1.00     $ 1.00    $ 1.00
 TOTAL RETURN(B)                                                     2.61%       5.09%      5.23%     0.95%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                                          0.45%*      0.45%      0.42%     0.45%*
   Net investment income                                             5.14%*      4.97%      5.00%     5.55%*
   Expense waiver/reimbursement(c)                                   0.11%*      0.13%      0.19%     0.40%*
 SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)                       $809,368    $421,095   $332,698   $76,165

* Computed on an annualized basis.

(a) Reflects operations for the period from May 30, 1995 (date of initial public investment) to July 31, 1995.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

                        NOTES TO FINANCIAL STATEMENTS

                  GOVERNMENT OBLIGATIONS TAX-MANAGED FUND

                        JANUARY 31, 1998 (UNAUDITED)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Government Obligations Tax-Managed Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At January 31, 1998, capital paid-in aggregated $1,561,925,706. Transactions in shares were as follows:

                                   SIX MONTHS
                                                                         ENDED                 YEAR ENDED
 INSTITUTIONAL SHARES                                               JANUARY 31, 1998         JULY 31, 1997
 Shares sold                                                         1,140,448,228           1,062,116,399
 Shares issued to shareholders in payment of                             6,162,910               5,995,666
 distributions declared
 Shares redeemed                                                      (904,736,446)           (756,672,059)
   Net change resulting from Institutional Share                       241,874,692             311,440,006
   transactions


                                   SIX MONTHS
                                                                         ENDED                 YEAR ENDED
 INSTITUTIONAL SERVICE SHARES                                       JANUARY 31, 1998         JULY 31, 1997
 Shares sold                                                         1,745,181,168           1,981,822,791
 Shares issued to shareholders in payment of                             2,193,481               3,156,636
 distributions declared
 Shares redeemed                                                    (1,359,101,279)         (1,896,582,287)
   Net change resulting from Institutional Service                     388,273,370              88,397,140
 Share transactions
   Net change resulting from share transactions                        630,148,062             399,837,146

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Administrative Services, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.20% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES

Organizational expenses of $26,601 were borne initially by the Adviser. The Fund has reimbursed the Adviser for these expenses. These expenses have been deferred and are being amortized over the five-year period following the Fund's effective date. For the year ended January 31, 1998, the Fund expensed $5,502 of organizational expenses.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

                                  TRUSTEES

                               John F. Donahue

                              Thomas G. Bigley

                             John T. Conroy, Jr.

                             William J. Copeland

                           J. Christopher Donahue

                                James E. Dowd

                           Lawrence D. Ellis, M.D.

                           Edward L. Flaherty, Jr.

                               Peter E. Madden

                             John E. Murray, Jr.

                              Wesley W. Posvar

                              Marjorie P. Smuts

                                  OFFICERS

                               John F. Donahue

                                  Chairman

                           J. Christopher Donahue

                                 President

                             Edward C. Gonzales

                          Executive Vice President

                             John W. McGonigle

             Executive Vice President, Treasurer, and Secretary

                             Richard B. Fisher

                               Vice President

                              Anthony R. Bosch

                             Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

                                    NOTES

                                    NOTES

[Graphic]

Government Obligations Tax-Managed Fund

SEMI-ANNUAL REPORT TO SHAREHOLDERS JANUARY 31, 1998

Federated Securities Corp., Distributor
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

1-800-341-7400

www.federatedinvestors.com

Cusip 60934N856
Cusip 60934N849
G01611-01 (3/98)

[Graphic]







PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for Prime Obligations Fund, a portfolio of Money Market Obligations Trust. This report covers the first half of the fund's fiscal year, which is the six-month period ended January 31, 1998. It begins with an investment review of the short-term market from the fund's portfolio manager. Following the investment review are the fund's portfolio of investments and financial statements.

Over the six-month reporting period, dividends paid to shareholders of Institutional Shares and Institutional Service Shares each totaled $0.03 per share. At the end of the reporting period, net assets reached $7.3 billion.

In Prime Obligations Fund, your ready cash is at work pursuing daily income along with the additional advantages of daily liquidity and stability of principal.* At the end of the reporting period, the fund's portfolio was invested across a wide range of high-quality, short-term money market securities, including commercial paper (38.8%), variable rate instruments (19.6%), repurchase agreements (19.2%), certificates of deposit (7.6%), short-term notes (7.7%), and time deposits (7.2%).

Thank you for your confidence in the daily earning power of Prime Obligations Fund. Your questions and comments are always welcome.

Sincerely,

[Graphic]

J. Christopher Donahue
President
March 15, 1998

* Money market funds seek to maintain a stable net asset value of $1.00 per share. There is no assurance that they will be able to do so. An investment in the fund is not insured or guaranteed by the U.S. government.

INVESTMENT REVIEW

Prime Obligations Fund invests in money market instruments maturing in thirteen months or less. The average maturity of these securities, computed on a dollar-weighted basis, is restricted to 90 days or less. Portfolio securities must be rated in the highest short-term rating category by one or more of the nationally recognized statistical rating organizations or be of comparable quality to securities having such ratings. Typical security types include, but are not limited to: commercial paper, certificates of deposit, time deposits, variable rate instruments, and repurchase agreements.

Growth during 1997 continued at an above-average pace, slowing only moderately during the third quarter. Specifically, third quarter gross domestic product ("GDP") registered 3.1% while fourth quarter GDP climbed back up to 3.9%. Despite the high growth, inflation remained subdued by all measures. The consumer price index rose just 1.6% on an annualized basis for the six-month period ended January 31, 1998. For the same time period, the producer price index actually declined 0.9%, due mostly to a decline in energy prices, while the employment cost index grew at an annualized 3.7% pace during the second half of 1997.

Thirty-day commercial paper started the reporting period at 5.53% on August 1, 1997, and then rose as high as 5.98% on December 29, 1997, reflecting year-end technical pressures. Rates fell back off again in January 1998 with 30-day commercial paper settling in at the 5.50% level.

The money market yield curve flattened throughout the reporting period. One-month commercial paper rates declined one basis point while six-month rates declined 14 basis points reflecting the concern in the market about the Asian contagion and its overall effect on U.S. growth.

The target average maturity range for the fund remained 35-45 days throughout the reporting period, reflecting neutral economic and monetary sentiment. In structuring the fund, there was continued emphasis placed on positioning 30-35% of the fund's assets in variable rate demand notes and accomplishing a modest barbell structure.

During the six-month period ended January 31, 1998, net assets of the fund increased from $5.8 to $7.3 billion while the seven-day net yield increased from 5.49% to 5.53% for the Institutional Shares,* and from 5.24% to 5.28% for Institutional Service Shares.* The effective average maturity of the fund on January 31, 1998, was 42 days.

* Performance quoted represents past performance and is not indicative of future results. Yield will vary. Yields quoted for money market funds most closely reflect the fund's current earnings.

PORTFOLIO OF INVESTMENTS
PRIME OBLIGATIONS FUND
JANUARY 31, 1998 (UNAUDITED)

            PRINCIPAL
             AMOUNT                                                                     VALUE
 CERTIFICATE OF DEPOSIT--7.6%
 BANKING--7.6%
 $         103,000,000 Bankers Trust Co., New York, 5.911% - 6.000%,                 $  102,995,030
                       9/9/1998 - 12/10/1998
            30,000,000 Banque Nationale de Paris, 5.500%, 4/14/1998                      30,001,184
           160,000,000 Canadian Imperial Bank of Commerce, Toronto,                     160,001,995
                       5.500% - 5.950%, 4/9/1998 - 8/27/1998
            30,000,000 Morgan Guaranty Trust Co., New York, 5.814%,                      29,995,613
                       8/6/1998
           233,000,000 Societe Generale, Paris, 5.750% - 6.140%,                        232,968,023
                       3/3/1998 - 10/15/1998
                         TOTAL CERTIFICATE OF DEPOSIT                                   555,961,845
 (A)COMMERCIAL PAPER--38.8%
 BANKING--11.2%
            25,000,000 Abbey National N.A. Corp., (Guaranteed by Abbey                   24,884,167
                       National Bank PLC, London), 5.719%, 3/3/1998
           301,727,000 Aspen Funding Corp., (Guaranteed by Deutsche                     299,608,918
                       Bank, AG), 5.527% - 5.873%, 2/17/1998 - 5/1/1998
             3,500,000 Barclays U.S. Funding Corp., (Guaranteed by                        3,457,278
                       Barclays Bank PLC, London), 5.500%, 4/23/1998
            18,055,000 Benedictine Health System, (Lasalle National                      17,871,401
                       Bank, Chicago LOC), 5.804%, 4/6/1998
            95,000,000 Cregem North America, Inc., (Guaranteed by                        94,256,597
                       Credit Communal de Belgique, Brussles), 5.584% -
                       5.816%, 3/13/1998 - 4/16/1998
            40,000,000 Glencore Finance (Bermuda) Ltd., (ABN AMRO Bank                   39,467,111
                       N.V., Amsterdam LOC), 5.525%, 4/30/1998
            56,000,000 Internationale Nederlanden U.S. Funding Corp,                     54,925,858
                       5.827%, 6/3/1998
            50,000,000 J.P. Morgan & Co., Inc., 5.608%, 4/6/1998                         49,508,444
           150,000,000 Societe Generale North America, Inc.,                            148,467,375
                       (Guaranteed by Societe Generale, Paris), 5.645%,
                       4/9/1998
            95,000,000 Svenska Handelsbanken, Inc., (Guaranteed by                       94,447,713
                       Svenska Handelsbanken, Stockholm), 5.645% -
                       5.711%, 2/13/1998 - 4/9/1998
                         TOTAL                                                          826,894,862
 BROKERAGE--6.5%
            33,200,000 Credit Suisse First Boston, Inc., 5.578%,                         32,860,161
                       4/9/1998
           246,000,000 Merrill Lynch & Co., Inc., 5.513% - 5.813%,                      244,474,620
                       2/23/1998 - 4/13/1998
           200,000,000 Morgan Stanley Group, Inc., 5.813% - 5.835%,                     198,628,778
                       3/16/1998
 FINANCE - AUTOMOTIVE--4.2%
                         TOTAL                                                          475,963,559
           270,000,000 Ford Motor Credit Corp., 5.568% - 5.689%,                        268,780,267
                       2/2/1998 - 4/10/1998
            40,000,000 General Motors Acceptance Corp., 5.643%,                          39,993,733
                       2/2/1998
                         TOTAL                                                          308,774,000

 PRIME OBLIGATIONS FUND

             PRINCIPAL
               AMOUNT                                                                       VALUE
 COMMERCIAL PAPER--CONTINUED
 FINANCE - COMMERCIAL--14.0%
 $          27,000,000 Alpha Finance Corp., Ltd., 5.741%, 3/12/1998                $     26,836,785
            33,000,000 Asset Securitization Cooperative Corp., 5.869%,                   32,898,983
                       2/20/1998
            93,500,000 Beta Finance, Inc., 5.646% - 5.730%, 2/9/1998 -                   93,090,884
                       4/8/1998
            60,000,000 CIESCO, L.P., 5.507% - 5.556%, 4/9/1998 -                         59,347,694
                       4/23/1998
            63,000,000 Corporate Asset Funding Co., Inc. (CAFCO),                        62,820,733
                       5.507% - 5.796%, 2/6/1998 - 4/13/1998
           330,000,000 General Electric Capital Corp., 5.546% - 5.865%,                 324,417,256
                       2/23/1998 - 8/28/1998
           170,217,000 Greenwich Funding Corp., 5.506% - 5.831%,                        168,564,903
                       3/5/1998 - 4/22/1998
           225,221,000 Receivables Capital Corp., 5.520% - 5.876%,                      224,939,360
                       2/2/1998 - 2/27/1998
            20,000,000 Sheffield Receivables Corp., 5.577%, 2/6/1998                     19,984,583
                         TOTAL                                                        1,012,901,181
 FINANCE - EQUIPMENT--0.2%
            11,958,083 Pitney Bowes Credit Corp., 5.605%, 2/10/1998                      11,941,402
 FINANCE - RETAIL -- 2.6%
           100,000,000 Associates Corp. of North America, 5.610% -                       99,977,042
                       5.611%, 2/2/1998 - 2/3/1998
            85,000,000 New Center Asset Trust, A1+/P1 Series, 5.513% -                   84,075,608
                       5.566%, 4/8/1998 - 4/20/1998
                         TOTAL                                                           184,052,650
 INSURANCE - 0.1%
            10,000,000 CXC, Inc., 5.818%, 5/15/1998                                       9,837,489
                         TOTAL COMMERCIAL PAPER                                       2,830,365,143
 SHORT-TERM NOTES -- 7.7%
 BANKING--2.4%
            10,000,000 Abbey National Treasury Services, PLC, 6.050%,                     9,997,240
                       6/8/1998
             1,500,000 Bayerische Landesbank Girozentrale, 6.250%,                        1,499,913
                       4/15/1998
           110,000,000 SALTS II Cayman Islands Corp., (Bankers Trust                    110,000,000
                       International, PLC Swap Agreement) 5.988%,
                       3/19/1998
            55,000,000 SALTS III Cayman Island Corp., (Bankers Trust                     55,000,000
                       International, PLC Swap Agreement), 5.725%,
                       7/23/1998
                         TOTAL                                                          176,497,153
 BROKERAGE--1.3%
            96,000,000 Goldman Sachs & Co., 5.600%, 4/27/1998                            96,000,000
 FINANCE-AUTOMOTIVE -- 1.0%
             3,836,868 Banc One Auto Trust 1995-A, 7.050%, 8/15/1998                      3,845,910
             2,474,883 Chase Manhattan Auto Owner Trust 1997-B, 5.744%,                   2,474,883
                       7/10/1998
            64,009,610 Ford Credit Auto Lease Trust 1997-B, 5.748%,                      64,009,610
                       10/15/1998
                         TOTAL                                                           70,330,403

 PRIME OBLIGATIONS FUND

   PRINCIPAL
    AMOUNT                                                                VALUE
 SHORT-TERM NOTES--CONTINUED
 FINANCE - COMMERCIAL--2.5%
 $          76,000,000 Beta Finance, Inc., 6.080% - 6.27%, 3/26/1998 -             $     76,000,000
                       5/12/1998
             2,000,000 CIT Group Holdings, Inc., 6.125%, 9/1/1998                         2,002,521
             3,100,000 General Electric Capital Corp., 7.205%, 3/9/1998                   3,103,031
           100,000,000 (b)Triangle Funding Ltd., 5.594%, 11/16/1998                     100,000,000
                         TOTAL                                                          181,105,552
 FINANCE-EQUIPMENT -- 0.2%
            17,709,300 Copelco Capital Funding Corp. X 1997-A, 5.809%,                   17,709,300
                       7/20/1998
 FINANCE-RETAIL--0.3%
            21,055,168 ContiMortgage Home Equity Loan Trust 1997-5,                      21,055,168
                       5.906%, 1/15/1999
                         TOTAL SHORT-TERM NOTES                                         562,697,576
 (C)VARIABLE RATE OBLIGATIONS--19.6%
 BANKING--12.8%
             5,880,000 Abbott Foods, Series 1996, (Huntington National                    5,880,000
                       Bank, Columbus, OH LOC), 5.580%, 2/5/1998
             5,340,000 Alabama State IDA, (Series 1994) Miltope                           5,340,000
                       Project, (Regions Bank, Alabama LOC), 5.620%,
                       2/5/1998
             7,825,000 Alabama State IDA, (Wellborn Cabinet, Inc.), Tax                   7,825,000
                       Revenue Bonds, (Amsouth Bank N.A., Birmingham
                       LOC), 5.670%, 2/4/1998
             8,105,000 Alexandria Executive Club L.P., (Huntington                        8,105,000
                       National Bank, Columbus, OH LOC), 5.580%,
                       2/5/1998
             8,580,000 Arrow N.A., Inc., (Bank of America NT and SA,                      8,580,000
                       San Francisco LOC), 5.580%, 2/5/1998
             7,000,000 Asset Holdings Corp. VII, (U.S. Bank, N.A.,                        7,000,000
                       Minneapolis LOC), 5.580%, 2/5/1998
             3,500,000 Asset Holdings V, (Bayerische Vereinsbank AG,                      3,500,000
                       Munich LOC), 5.580%, 2/5/1998
            16,500,000 Association of American Medical Colleges,                         16,500,000
                       (Guaranteed by Chase Manhattan Bank N.A., New
                       York), 5.630%, 2/4/1998
             3,800,000 Balboa Investment Group V, Series 1997, (Amsouth                   3,800,000
                       Bank N.A., Birmingham LOC), 5.670%, 2/5/1998
             4,000,000 Bardstown City, KY, (RJ Tower Project), (Series                    4,000,000
                       1995), (Comerica, Inc. LOC), 5.610%, 2/5/1998
             8,000,000 Bethesda Country Club, Inc., Series 1997, (First                   8,000,000
                       National Bank of Maryland, Baltimore LOC),
                       5.610%, 2/3/1998
             1,612,790 Bowling Green Manor L.P., (Huntington National                     1,612,790
                       Bank, Columbus, OH LOC), 5.580%, 2/5/1998
             3,000,000 Brentlinger Enterprises, (Huntington National                      3,000,000
                       Bank, Columbus, OH LOC), 5.640%, 2/5/1998
             6,292,000 Capital One Funding Corp., Series 1994-A, (Bank                    6,292,000
                       One, Ohio, N.A. LOC), 5.580%, 2/5/1998
            19,116,000 Capital One Funding Corp., Series 1995-B, (Bank                   19,116,000
                       One, Kentucky LOC), 5.580%, 2/5/1998
            16,208,000 Capital One Funding Corp., Series 1994-C, (Bank                   16,208,000
                       One, Ohio, N.A. LOC), 5.580%, 2/5/1998
             8,796,000 Capital One Funding Corp., Series 1994-D, (Bank                    8,796,000
                       One, Kentucky LOC), 5.580%, 2/5/1998
            19,935,000 Capital One Funding Corp., Series 1995-A, (Bank                   19,935,000
                       One, Indianapolis, N.A. LOC), 5.580%, 2/5/1998

 PRIME OBLIGATIONS FUND

              PRINCIPAL
               AMOUNT                                                                       VALUE
 (C)VARIABLE RATE OBLIGATIONS--CONTINUED
 BANKING--CONTINUED
 $          21,124,000 Capital One Funding Corp., Series 1995-F, (Bank              $    21,124,000
                       One, Ohio, N.A. LOC), 5.580%, 2/5/1998
             9,600,000 Capital One Funding Corp., Series 1996H, (Bank                     9,600,000
                       One, West Virginia, N.A. LOC), 5.580%, 2/5/1998
             5,000,000 Carport, Inc., Series 1997, (Amsouth Bank N.A.,                    5,000,000
                       Birmingham LOC), 5.670%, 2/5/1998
             3,000,000 Chestnut Hills Apartments, Ltd., (Huntington                       3,000,000
                       National Bank, Columbus, OH LOC), 5.630%,
                       2/5/1998
             3,900,000 Cleveland Sportsplex Ltd., (Huntington National                    3,900,000
                       Bank, Columbus, OH LOC), 5.580%, 2/5/1998
            10,100,000 Cloquet, MN, Series 1996-B Potlach Corp.,                         10,100,000
                       (Credit Suisse First Boston LOC), 5.650%,
                       2/4/1998
             1,032,337 Clyde Manor L.P., (Huntington National Bank,                       1,032,337
                       Columbus, OH LOC), 5.580%, 2/5/1998
             3,025,000 Columbia County, GA Development Authority,                         3,025,000
                       Series 1993, (SunTrust Banks, Inc. LOC), 5.650%,
                       2/4/1998
             3,100,000 Cuyahoga County, OH IDR, Northstar Plastics,                       3,100,000
                       (Bank One, Ohio, N.A. LOC), 5.580%, 2/5/1998
             8,810,000 Dewberry IV L.P., Series 1997, (First National                     8,810,000
                       Bank of Maryland, Baltimore LOC), 5.610%,
                       2/3/1998
             5,900,000 Die-Matic Corp., (Huntington National Bank,                        5,900,000
                       Columbus, OH LOC), 5.610%, 2/5/1998
             3,790,000 Eastwinds Investment, Ltd., (Huntington National                   3,790,000
                       Bank, Columbus, OH LOC), 5.580%, 2/5/1998
             6,805,000 Fort Craig Limited Partnership, (Huntington                        6,805,000
                       National Bank, Columbus, OH LOC), 5.580%,
                       2/5/1998
             4,300,000 G.M.H. Enterprises, Inc., Series 1995, (National                   4,300,000
                       City Bank, Cleveland, OH LOC), 5.550%, 2/5/1998
             7,400,000 Gadsen, AL IDB, Chicago Steel LLC, (Lasalle                        7,400,000
                       National Bank, Chicago LOC), 5.680%, 2/5/1998
             3,000,000 Gerken Materials, Inc., Series 1995, (Huntington                   3,000,000
                       National Bank, Columbus, OH LOC), 5.580%,
                       2/5/1998
             4,000,000 Gerken Materials, Inc., Series 1997, (Huntington                   4,000,000
                       National Bank, Columbus, OH LOC), 5.580%,
                       2/5/1998
            11,315,000 Grand Aire Express, Inc., Series 1997, (National                  11,315,000
                       City Bank, Northwest LOC), 5.550%, 2/5/1998
             1,200,000 Great Lakes Brewing Co., (Huntington National                      1,200,000
                       Bank, Columbus, OH LOC), 5.580%, 2/5/1998
             2,275,000 Grote Family L.P., (Huntington National Bank,                      2,275,000
                       Columbus, OH LOC), 5.580%, 2/5/1998
             2,500,000 Hackleburg, AL, River Birch Homes Project,                         2,500,000
                       (Amsouth Bank N.A., Birmingham LOC), 5.720%,
                       2/5/1998
            12,020,000 Hunt Club Apartments, Inc., (Huntington National                  12,020,000
                       Bank, Columbus, OH LOC), 5.580%, 2/4/1998
               775,000 Illinois Development Finance Authority, Series                       775,000
                       1996B Nimlok Co., Project, (Bank One, Illinois,
                       N.A. LOC), 5.730%, 2/5/1998
            19,000,000 JFK Family Borrowing, LLP, Series 1997, (First                    19,000,000
                       National Bank of Maryland, Baltimore LOC),
                       5.610%, 2/3/1998
               245,000 Kenny, Donald R. and Cheryl A., (Huntington                          245,000
                       National Bank, Columbus, OH LOC), 5.630%,
                       2/5/1998
             6,780,000 Kenny, Donald R. and Cheryl A., Series 1995-A,                     6,780,000
                       (National City Bank, Columbus, OH LOC), 5.630%,
                       2/5/1998

 PRIME OBLIGATIONS FUND

            PRINCIPAL
             AMOUNT                                                                        VALUE
 (C)VARIABLE RATE OBLIGATIONS--CONTINUED
 BANKING--CONTINUED
 $           7,750,000 Kenny, Donald R. and Cheryl A., Series 1995-B,               $     7,750,000
                       (Huntington National Bank, Columbus, OH LOC),
                       5.630%, 2/5/1998
             4,300,000 Kings Creek Country Club, Inc., Series 1997,                       4,300,000
                       (Corestates Bank N.A., Philadelphia, PA LOC),
                       5.800%, 2/4/1998
           157,000,000 (b)Liquid Asset Backed Securities Trust, Series                  157,000,000
                       1996-3, (Westdeutsche Landesbank Girozentrale
                       Swap Agreement), 5.614%, 2/17/1998
            54,014,080 (b)Liquid Asset Backed Securities Trust, Series                   54,014,080
                       1997-1, (Westdeutsche Landesbank Girozentrale
                       Swap Agreement), 5.594%, 2/17/1998
            16,000,000 Long Lane Master Trust III, Series 1997-C,                        16,000,000
                       5.780%, 2/2/1998
            23,000,000 Maryland EDC, Human Genome Series 1997, (First                    23,000,000
                       National Bank of Maryland, Baltimore LOC),
                       5.610%, 2/3/1998
             6,200,000 Medford Convalescent & Nursing Center, Series                      6,200,000
                       1997, (First National Bank of Maryland,
                       Baltimore LOC), 5.610%, 2/3/1998
             3,226,000 Midwest Funding Corp., Series 1991-A Class A-1,                    3,226,000
                       (Bank One, Ohio, N.A. LOC), 5.580%, 2/5/1998
             2,487,000 Midwest Funding Corp., Series 1991-B, (Bank One,                   2,487,000
                       Ohio, N.A. LOC), 5.580%, 2/5/1998
             3,401,000 Midwest Funding Corp., Series 1991-C, (Bank One,                   3,401,000
                       Ohio, N.A. LOC), 5.580%, 2/5/1998
             1,488,000 Midwest Funding Corp., Series 1992-B, (Bank One,                   1,488,000
                       Ohio, N.A. LOC), 5.580%, 2/5/1998
             3,473,000 Midwest Funding Corp., Series 1992-C, (Bank One,                   3,473,000
                       Ohio, N.A. LOC), 5.580%, 2/5/1998
             4,720,000 Miller, James & Deborah, Series 1997, (First                       4,720,000
                       National Bank of Maryland, Baltimore LOC),
                       5.610%, 2/3/1998
            11,800,000 Mississippi Business Finance Corp., Choctaw                       11,800,000
                       Foods, Inc., (Rabobank Nederland, Utrecht LOC),
                       5.650%, 2/4/1998
             6,960,000 Mississippi Business Finance Corp., Metalloy                       6,960,000
                       Project, (Comerica Bank, Detroit, MI LOC),
                       5.630%, 2/5/1998
            12,000,000 Mississippi Business Finance Corp., Series 1994                   12,000,000
                       Georgia Gulf, (Wachovia Bank of Georgia N.A.,
                       Atlanta LOC), 5.570%, 2/4/1998
             2,000,000 Mississippi Business Finance Corp., Series 1995                    2,000,000
                       Plantation Pointe, LP Project, (SunTrust Bank,
                       Atlanta LOC), 5.620%, 2/5/1998
             4,900,000 NUFUNDING, Inc., Series 1996, (Lasalle National                    4,900,000
                       Bank, Chicago LOC), 5.683%, 2/4/1998
             2,800,000 Newbury Industrial Park, Series 1996,                              2,800,000
                       (Huntington National Bank, Columbus, OH LOC),
                       5.580%, 2/5/1998
             5,500,000 Northampton County, PA IDA, Series 1998,                           5,500,000
                       (Dauphin Deposit Bank and Trust LOC), 5.725%,
                       2/4/1998
             2,530,000 Nova University, Inc. Lease Revenue Bonds,                         2,530,000
                       Series 1993 Miami Dolphins Training Facility,
                       (SunTrust Bank, South Florida LOC), 5.650%,
                       2/4/1998
             2,145,000 Orangeburg Convalescent Care Center, Inc.,                         2,145,000
                       Series A 1995, (PNC Bank, Kentucky LOC), 5.601%,
                       2/2/1998

 PRIME OBLIGATIONS FUND

             PRINCIPAL
               AMOUNT                                                                       VALUE

 (C)VARIABLE RATE OBLIGATIONS--CONTINUED
 BANKING--CONTINUED
 $           4,400,000 Paris, KY, Monaeson Holding Co. Series 1997,                 $      4,400,000
                       (Bank One, Kentucky LOC), 5.580%, 2/5/1998
             1,955,000 Port Authority of Saint Paul, MN, Bix Fruit Co.                    1,955,000
                       (Series 1998-B), (Firstar Bank, Milwaukee LOC),
                       5.880%, 2/5/1998
            10,000,000 Primex Funding Corp., Series 1997-A, (Bank One,                   10,000,000
                       Indianapolis, N.A. LOC), 5.580%, 2/5/1998
             3,930,000 REAL I Funding Corp., Casto Realty Investments
                       Series 1996, (Huntington National Bank, Columbus, OH LOC),
                       5.580%, 2/5/1998                                                   3,930,000
           101,639,197 (b)Rabobank Optional Redemption Trust, Series                    101,639,197
                       1997-101, 5.754%, 2/17/1998
             2,875,000 Roby Company Ltd. Partnership, (Huntington                         2,875,000
                       National Bank, Columbus, OH LOC), 5.580%,
                       2/5/1998
             7,235,000 Roby Company Ltd. Partnership, (Huntington                         7,235,000
                       National Bank, Columbus, OH LOC), 5.580%,
                       2/5/1998
            12,350,000 Rooker, J.W., (Wachovia Bank of Georgia N.A.,                     12,350,000
                       Atlanta LOC), 5.580%, 2/4/1998
               200,000 Scranton Times, L.P., (PNC Bank, N.A. LOC),                          200,000
                       5.601%, 2/2/1998
             5,600,000 Shenandoah Partners L.P., (Huntington National                     5,600,000
                       Bank, Columbus, OH LOC), 5.580%, 2/5/1998
             3,485,000 Spitzer Group, Series 1996A, (Bank One, Ohio,                      3,485,000
                       N.A. LOC), 5.580%, 2/5/1998
             1,960,000 Spitzer Group, Series 1996B, (Bank One, Ohio,                      1,960,000
                       N.A. LOC), 5.580%, 2/5/1998
             5,315,000 Springfield Limited Series A, (Union Bank of                       5,315,000
                       Switzerland, Zurich LOC), 5.580%, 2/5/1998
             3,250,000 Summit County, OH IDR, Series 1997 Malco                           3,250,000
                       Products Inc, (Bank One, Ohio, N.A. LOC),
                       5.580%, 2/5/1998
            47,245,000 Terry Griffin Gate Partners, Ltd., Series 1995,                   47,245,000
                       (Bank One, Kentucky LOC), 5.580%, 2/4/1998
             7,300,000 Tift County, GA Development Authority, Chickasha                   7,300,000
                       of Georgia Project Series 1997, (Bank of
                       Tokyo-Mitsubishi Ltd. LOC), 5.770%, 2/4/1998
             5,780,000 Van Dyne Crotty Co., Series 1996, (Huntington                      5,780,000
                       National Bank, Columbus, OH LOC), 5.580%,
                       2/5/1998
             2,830,000 Vista Funding Corp., (Bank One, Ohio, N.A. LOC),                   2,830,000
                       5.580%, 2/5/1998
             4,085,000 Vista Funding Corp., Series 1994-A, (Fifth Third                   4,085,000
                       Bank of Northwestern OH LOC), 5.580%, 2/5/1998
             9,567,000 Vista Funding Corp., Series 1995-B, (Fifth Third                   9,567,000
                       Bank of Northwestern OH LOC), 5.580%, 2/5/1998
             9,810,000 Vista Funding Corp., Series 1995-D, (Fifth Third                   9,810,000
                       Bank of Northwestern OH LOC), 5.580%, 2/5/1998
             6,142,000 Vista Funding Corp., Series 1995-E, (Bank One,                     6,142,000
                       Ohio, N.A. LOC), 5.580%, 2/5/1998
             5,055,000 Vulcan, Inc., (Amsouth Bank N.A., Birmingham                       5,055,000
                       LOC), 5.670%, 2/5/1998
               981,431 Wauseon Manor II L.P., (Huntington National                          981,431
                       Bank, Columbus, OH LOC), 5.580%, 2/5/1998
             4,000,000 Westfield, IN IDR, Standard Locknut, Inc. Series                   4,000,000
                       1997, (Bank One, Indianapolis, N.A. LOC),
                       5.580%, 2/5/1998
             2,960,000 Wexner Heritage House, (Huntington National                        2,960,000
                       Bank, Columbus, OH LOC), 5.580%, 2/5/1998
             7,250,000 Whetstone Care Center, LLC, Series 1998, (Fifth                    7,250,000
                       Third Bank, Cincinnati LOC), 5.650%, 2/12/1998
             2,320,000 YMCA of Central, OH, (Huntington National Bank,                    2,320,000
                       Columbus, OH LOC), 5.580%, 2/5/1998
                         TOTAL                                                          930,699,835

 PRIME OBLIGATIONS FUND

              PRINCIPAL
               AMOUNT                                                                       VALUE
 (C)VARIABLE RATE OBLIGATIONS--CONTINUED
 ELECTRICAL EQUIPMENT--0.4%
 $           8,629,520 GE Engines RPP Trust-1995-1, Series B,                       $     8,629,520
                       (Guaranteed by General Electric Co.), 5.601%,
                       2/2/1998
             1,750,354 GE Engines RPP Trust-1995-1, Series C,                             1,750,354
                       (Guaranteed by General Electric Co.), 5.692%,
                       2/2/1998
            22,613,059 Northwest Airlines, Inc., (Guaranteed by General                  22,613,059
                       Electric Co.), 5.601%, 2/2/1998
                         TOTAL                                                           32,992,933
 FINANCE-RETAIL--1.4%
            60,000,000 Associates Corp. of North America, 5.730%,                        59,973,178
                       2/2/1998
            44,000,000 Carco Auto Loan Master Trust 1993-2, (Series                      44,000,000
                       1993-2 Class A1), 5.855%, 2/17/1998
                         TOTAL                                                          103,973,178
 INSURANCE--4.7%
            50,000,000 First Allmerica Financial Life Insurance Co.,                     50,000,000
                       5.710%, 4/16/1998
            14,000,000 Jackson National Life Insurance Co., 5.840%,                      14,000,000
                       2/2/1998
           108,421,893 (b)Liquid Asset Backed Securities Trust, Series                  108,421,892
                       1997-3 Senior Notes, (Guaranteed by AMBAC),
                       5.876%, 3/27/1998
            35,000,000 Peoples Security Life Insurance Company, 5.829%,                  35,000,000
                       2/2/1998
            30,000,000 Peoples Security Life Insurance Company, 6.139%,                  30,000,000
                       2/2/1998
            50,000,000 Security Life of Denver Insurance Co., 5.729%,                    50,000,000
                       2/2/1998
            10,000,000 SunAmerica Life Insurance Company, 5.723%,                        10,000,000
                       2/2/1998
            44,000,000 Travelers Insurance Company, 5.837%, 2/20/1998                    44,000,000
                          TOTAL                                                         341,421,892
 MUNICIPAL--0.3%
            25,100,000 Columbus, OH, 5.730%, 2/5/1998                                    25,100,000
                         ;TOTAL VARIABLE RATE OBLIGATIONS                             1,434,187,838
 SHORT-TERM MUNICIPAL SECURITIES--0.0%
 BANKING--0.0%
             3,000,000 White Bear Lake, MN City of, Series 1993,                          3,000,000
                       (Norwest Bank Minnesota, N.A. LOC), 6.160%,
                       11/1/1998
 TIME DEPOSITS--7.2%
 BANKING--7.2%
           150,000,000 Bank of Tokyo-Mitsubishi Ltd., 5.625%, 2/2/1998                  150,000,000
           200,000,000 Chase Manhattan Bank (USA) N.A., Wilmington,                     200,000,000
                       5.625%, 2/2/1998
           100,000,000 Deutsche Bank, AG, 5.625%, 2/2/1998                              100,000,000
            72,000,000 Mellon Bank N.A., Pittsburgh, 5.625%, 2/2/1998                    72,000,000
 (D)REPURCHASE AGREEMENTS--19.2%
                         TOTAL TIME DEPOSITS                                            522,000,000
            78,000,000 ABN AMRO Chicago Corp., 5.650%, dated 1/30/1998,                  78,000,000
                       due 2/2/1998
           284,500,000 Bear, Stearns and Co., 5.650%, dated 1/30/1998,                  284,500,000
                       due 2/2/1998

 PRIME OBLIGATIONS FUND

            PRINCIPAL
             AMOUNT                                                                        VALUE
 (D)REPURCHASE AGREEMENTS--CONTINUED
 $          60,000,000 Chase Government Securities, Inc., 5.550%, dated            $     60,000,000
                       1/20/1998, due 4/20/1998
           371,165,000 Goldman Sachs Group, LP, 5.650%, dated                           371,165,000
                       1/30/1998, due 2/2/1998
           188,800,000 HSBC Securities, Inc., 5.650%, dated 1/30/1998,                  188,800,000
                       due 2/2/1998
            32,000,000 Salomon Smith Barney Holdings, Inc., 5.650%,                      32,000,000
                       dated 1/30/1998, due 2/2/1998
            85,620,000 Societe Generale, New York, 5.600%, dated                         85,620,000
                       1/30/1998, due 2/2/1998
            25,000,000 State Street Bank and Trust Co., 5.600%, dated                    25,000,000
                       1/30/1998, due 2/2/1998
            38,800,000 Swiss Bank Capital Markets, 5.550%, dated                         38,800,000
                       1/30/1998, due 2/2/1998
           152,761,000 UBS Securities, Inc., 5.590%, dated 1/30/1998,                   152,761,000
                       due 2/2/1998
            86,500,000 UBS Securities, Inc., 5.650%, dated 1/30/1998,                    86,500,000
                       due 2/2/1998
                         TOTAL REPURCHASE AGREEMENTS                                  1,403,146,000
                         TOTAL INVESTMENTS (AT AMORTIZED COST)(E)                   $ 7,311,358,402


(a) Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

(b) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At January 31, 1998, these securities amounted to $521,075,169 which represents 7.1% of net assets.

(c) Current rate and next reset date shown.

(d) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

(e) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($7,299,038,385) at January 31, 1998.

The following acronyms are used throughout this portfolio:

AMBAC --American Municipal Bond Assurance Corporation EDC --Economic Development Commission IDA --Industrial Development Authority IDB --Industrial Development Bond IDR --Industrial Development Revenue LLC --Limited Liability Corporation LOC --Letter of Credit LP --Limited Partnership PLC --Public Limited Company SA --Support Agreement

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF ASSETS AND LIABILITIES

PRIME OBLIGATIONS FUND
JANUARY 31, 1998 (UNAUDITED)

 ASSETS:
 Investments in repurchase agreements                              $ 1,403,146,000
 Investments in securities                                           5,908,212,402
 Total investments in securities, at amortized cost and value                         $ 7,311,358,402
 Income receivable                                                                         31,289,370
 Receivable for shares sold                                                                       742
   Total assets                                                                         7,342,648,514
 LIABILITIES:
 Income distribution payable                                            34,436,485
 Payable to Bank                                                         7,943,350
 Accrued expenses                                                        1,230,294
   Total liabilities                                                                       43,610,129
 NET ASSETS for 7,299,038,385 shares outstanding                                      $ 7,299,038,385
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
 PROCEEDS PER SHARE:
 INSTITUTIONAL SHARES:
 $4,030,157,091 / 4,030,157,091 shares outstanding                                              $1.00
 INSTITUTIONAL SERVICE SHARES:
 $3,268,881,294 / 3,268,881,294 shares outstanding                                              $1.00

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF OPERATIONS

PRIME OBLIGATIONS FUND
SIX MONTHS ENDED JANUARY 31, 1998 (UNAUDITED)

 INVESTMENT INCOME:
 Interest                                                                             $ 205,068,083
 EXPENSES:
 Investment advisory fee                                               $   7,152,445
 Administrative personnel and services fee                                 2,698,738
 Custodian fees                                                              267,669
 Transfer and dividend disbursing agent fees and                             101,584
 expenses
 Directors'/Trustees' fees                                                    23,828
 Auditing fees                                                                 6,440
 Legal fees                                                                    6,992
 Portfolio accounting fees                                                   260,839
 Shareholder services fee--Institutional Shares                            5,036,109
 Shareholder services fee--Institutional Service                           3,904,447
 Shares
 Share registration costs                                                    259,256
 Printing and postage                                                         16,008
 Insurance premiums                                                           18,768
 Taxes                                                                        48,668
 Miscellaneous                                                                16,744
   Total expenses                                                         19,818,535
 Waivers --
   Waiver of investment advisory fee                   $ (3,568,180)
   Waiver of shareholder services fee--Institutional     (5,036,109)
   Shares
     Total waivers                                                        (8,604,289)
       Net expenses                                                                      11,214,246
         Net investment income                                                        $ 193,853,837

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF CHANGES IN NET ASSETS

PRIME OBLIGATIONS FUND

                                            SIX MONTHS
                                              ENDED
                                           (UNAUDITED)
                                            JANUARY 31,         YEAR ENDED
                                               1998            JULY 31, 1997
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                 $     193,853,837   $      264,242,252
 DISTRIBUTIONS TO
 SHAREHOLDERS--
 Distributions from net
 investment income
   Institutional Shares                    (111,608,334)        (175,275,611)
   Institutional Service Shares             (82,245,503)         (88,966,641)
     Change in net assets resulting
     from distributions to shareholders    (193,853,837)        (264,242,252)
 SHARE TRANSACTIONS--
 Proceeds from sale of shares            38,824,962,543       57,987,041,825
 Net asset value of shares issued to
 shareholders in payment of distributions
 declared                                    46,114,748           78,154,545
 Cost of shares redeemed                (37,397,118,285)     (56,569,738,161)
   Change in net assets resulting
   from share transactions                1,473,959,006        1,495,458,209
      Change in net assets                1,473,959,006        1,495,458,209
 NET ASSETS:
 Beginning of period                      5,825,079,379        4,329,621,170
 End of period                        $   7,299,038,385   $    5,825,079,379

(See Notes which are an integral part of the Financial Statements)

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                 SIX MONTHS
                                   ENDED
                                 (UNAUDITED)
                                 JANUARY 31,                YEAR ENDED JULY 31,
                                   1998         1997        1996        1995        1994      1993
 NET ASSET VALUE, BEGINNING        $ 1.00     $ 1.00       $ 1.00      $ 1.00     $ 1.00     $ 1.00
 OF PERIOD
 INCOME FROM INVESTMENT
 OPERATIONS
   Net investment income             0.03       0.05         0.05        0.06       0.03       0.03
 LESS DISTRIBUTIONS
   Distributions from net           (0.03)     (0.05)       (0.05)      (0.06)     (0.03)     (0.03)
 investment income
 NET ASSET VALUE, END OF           $ 1.00     $ 1.00       $ 1.00      $ 1.00     $ 1.00     $ 1.00
 PERIOD
 TOTAL RETURN(A)                     2.82%      5.45%        5.58%       5.65%      3.47%      3.25%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                          0.20%*     0.20%        0.20%       0.20%      0.20%      0.20%
   Net investment income             5.54%*     5.35%        5.43%       5.60%      3.47%      3.20%
   Expense waiver/                   0.35%*     0.36%        0.36%       0.38%      0.14%      0.09%
   reimbursement(b)
 SUPPLEMENTAL DATA
   Net assets, end of period   $4,030,157 $3,588,082   $3,032,602  $2,457,797 $1,250,979 $1,098,159
 (000 omitted)

* Computed on an annualized basis.

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                               SIX MONTHS
                                                 ENDED
                                               (UNAUDITED)
                                               JANUARY 31,            YEAR ENDED JULY 31,
                                                  1998          1997        1996        1995  1994(A)
 NET ASSET VALUE, BEGINNING OF                   $ 1.00        $ 1.00     $ 1.00    $ 1.00  $ 1.00
 PERIOD
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                           0.03          0.05       0.05      0.05   0.003
 LESS DISTRIBUTIONS
   Distributions from net                         (0.03)        (0.05)     (0.05)    (0.05) (0.003)
   investment income
 NET ASSET VALUE, END OF PERIOD                  $ 1.00        $ 1.00     $ 1.00    $ 1.00  $ 1.00
 TOTAL RETURN(B)                                   2.69%         5.19%      5.32%     5.38%   0.30%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                        0.45%*        0.45%      0.45%     0.45%   0.34%*
   Net investment income                           5.27%*        5.11%      5.13%     5.66%   4.68%*
   Expense waiver/reimbursement(c)                 0.10%*        0.11%      0.11%     0.13%   0.14%*
 SUPPLEMENTAL DATA
   Net assets, end of period                 $3,268,881    $2,236,997 $1,297,019  $500,954  $9,387
   (000 omitted)

* Computed on an annualized basis.

(a) Reflects operations for the period from July 5, 1994 (date of initial public offering) to July 31, 1994.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

NOTES TO FINANCIAL STATEMENTS
PRIME OBLIGATIONS FUND
JANUARY 31, 1998 (UNAUDITED)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Prime Obligations Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income consistent with stability of principal.

The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/ dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Investment Company Act of 1940.

Additional information on each restricted security held at January 31, 1998 is as follows:

 SECURITY                                             ACQUISITION DATE     ACQUISITION COST
Liquid Asset Backed Securities Trust, Series 1996-3        8/15/1996         $ 157,000,000
Liquid Asset Backed Securities Trust, Series 1997-3        6/27/1997           108,421,893
Liquid Asset Backed Securities Trust, Series 1997-1        2/19/1997            54,014,080
Rabobank Optional Redemption Trust                   4/17/1997 - 11/7/1997     101,639,197
Triangle Funding Ltd.                                     11/4/1997            100,000,000

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At January 31, 1998, capital paid-in aggregated $7,299,038,385. Transactions in shares were as follows:


                                SIX MONTHS
                                  ENDED
                                JANUARY 31,        YEAR ENDED
 INSTITUTIONAL SHARES             1998           JULY 31, 1997
 Shares sold                26,361,559,393     41,776,217,888
 Shares issued to
 shareholders in payment of
 distributions declared         30,975,982         53,083,360
 Shares redeemed           (25,950,460,594)   (41,273,820,945)
   Net change resulting
   from Institutional Share
   transactions                442,074,781        555,480,303
                                    SIX MONTHS
                                       ENDED
                                    JANUARY 31,        YEAR ENDED
 INSTITUTIONAL SERVICE SHARES          1998           JULY 31, 1997
 Shares sold                      12,463,403,150   16,210,823,937
 Shares issued to                     15,138,766       25,071,185
 shareholders in
 payment of
 distributions declared
 Shares redeemed                 (11,446,657,691) (15,295,917,216)
   Net change resulting
   from Institutional Service
   Share transactions              1,031,884,225      939,977,906
     Net change resulting from
     share transactions            1,473,959,006    1,495,458,209

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.20% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

TRUSTEES

John F. Donahue
Thomas G. Bigley
John T. Conroy, Jr.
William J. Copeland
J. Christopher Donahue
James E. Dowd
Lawrence D. Ellis, M.D.
Edward L. Flaherty, Jr.
Peter E. Madden
John E. Murray, Jr.
Wesley W. Posvar
Marjorie P. Smuts

OFFICERS

John F. Donahue
Chairman
J. Christopher Donahue
President
Edward C. Gonzales
Executive Vice President
John W. McGonigle
Executive Vice President, Treasurer,
and Secretary
Richard B. Fisher
Vice President
Anthony R. Bosch
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated Securities Corp., Distributor
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
1-800-341-7400
www.federatedinvestors.com


[Graphic]

PRIME OBLIGATIONS FUND
SEMI-ANNUAL REPORT TO SHAREHOLDERS

JANUARY 31, 1998

[Graphic]

Cusip 60934N203
Cusip 60934N708
1022002 (3/98)






                             PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for Tax-Free Obligations Fund, a portfolio of Money Market Obligations Trust. This report covers the first half of the fund's fiscal year, which is the six-month period ended January 31, 1998. It begins with an investment review of the short-term tax-free market from the fund's portfolio manager. Following the investment review are the fund's portfolio of municipal bond investments and financial statements.

Over the six-month reporting period, tax-free dividends paid to shareholders of the fund's Institutional Shares and Institutional Service Shares each totaled $0.02 per share. At the end of the reporting period, net assets surpassed the $2.5 billion mark.

In Tax-Free Obligations Fund, your ready cash is at work pursuing daily income free of federal income tax*--along with the additional advantages of daily liquidity and stability of principal**--by investing in short-term municipal securities.

Thank you for your confidence in the daily earning power of Tax-Free Obligations Fund. Your questions and comments are always welcome.

Sincerely,

[Graphic]

J. Christopher Donahue
President
March 15, 1998

* Income may be subject to the federal alternative minimum tax.

** Money market funds seek to maintain a stable net asset value of $1.00 per share. There is no assurance that they will be able to do so. An investment in the fund is not insured or guaranteed by the U.S. government.

                              INVESTMENT REVIEW

Tax-Free Obligations Fund invests in high-quality, short-term tax-exempt debt securities and seeks to maintain a stable net asset value of $1.00 per share. The Fund is rated AAA by Fitch IBCA, Inc. ("Fitch").* For the six-month reporting period ended January 31, 1998, the Fund's net assets increased from $2.1 billion to $2.5 billion. As of January 31, 1998, the effective average maturity was 45 days.

The U.S. economy was robust in 1997 with gross domestic product ("GDP") growing at 3.9%. At the same time, inflationary pressures remained benign falling to 1.9%, while the unemployment rate fell to below 5.0%. Despite the tightening in the labor markets and strong domestic demand, the Federal Reserve Board (the "Fed") did not further raise interest rates in 1997 after its quarter point nudge in March 1997. Healthy productivity growth, weak commodity prices, and declining import prices resulting from the Asian crisis most likely eliminated any Fed rate increase during the six-month period.

Movements in short-term interest rates in the second half of 1997 reflected the market's shifting sentiment on Fed policy. The one-year Treasury bill traded as high as 5.60% in August as investors feared a rate hike. However, as the economic news from the Pacific Rim worsened, the one-year Treasury-bill rate fell to 5.20% by the close of the reporting period. Investors believed that the impact of the Asian crisis would cause GDP to slow dramatically in 1998. However, at the end of the reporting period, in late January, the market received news that the U.S. economy was accelerating. This caused market sentiment, on the strength of the economy, to reverse again causing one-year Treasury bills to go back up to 5.50% levels.

In addition to economic fundamentals, short-term municipal securities were strongly influenced by technical factors over this reporting period, notably the end of the summer note issuance season and year-end cash flows. Variable rate demand notes ("VRDNs"), which comprise more than 50% of the fund's assets, started the reporting period in the 3.40% range, but moved sharply higher in September to above 4.00% as supply and demand imbalances occurred. Yields then declined in October before rising to the 4.00% range at year end due to traditional year end selling pressures. In early January 1998, as participants looked to reinvest large coupon payments and heavy cash inflows, VRDN yields fell and ended the reporting period where they began, in the 3.40% range. Over the six-month reporting period, VRDN yields averaged roughly 67% of taxable rates making them attractive for investors at the 35% or higher federal tax brackets.

As long as inflation remains benign, the Fed should be content to sit on the sidelines until confronted with signs of overriding strength or considerable weakness in economic growth. The average maturity of the fund will continue to be managed in accordance with our expectation for a stable monetary policy in the near term. The average maturity target of 45-50 days reflects our neutral stance. Nevertheless, we are vigilant in our watch of market developments to best serve our municipal money market clients.

* Fitch's money market fund ratings are an assessment of the safety of invested principal and the ability to maintain a stable market value of the fund's shares. Ratings are based on an evaluation of several factors, including credit quality, diversification, and maturity of assets in the portfolio, as well as management strength and operational capabilities. This rating, however, is subject to change and does not remove market risks.

                          PORTFOLIO OF INVESTMENTS

                         TAX-FREE OBLIGATIONS FUND

                        JANUARY 31, 1998 (UNAUDITED)

      PRINCIPAL
       AMOUNT                                                                           VALUE

 (A) SHORT-TERM MUNICIPALS--100.4%
 ALABAMA--2.6%
 $          3,830,000 Alabama HFA, 1995 Series E Weekly VRDNs (Royal Gardens       $      3,830,000
                      Apartments Project)/(SouthTrust Bank of Alabama, Birmingham
                      LOC)
            6,500,000 Anniston, AL, IDB, (Series 1989-A) Weekly VRDNs (Union              6,500,000
                      Foundry Co.)/(Amsouth Bank N.A., Birmingham LOC)
            3,650,000 Arab, AL IDB, (Series 1989) Weekly VRDNs (SCI                       3,650,000
                      Manufacturing, Inc.)/ (Bank of Tokyo-Mitsubishi Ltd. LOC)
            1,100,000 Arab, AL IDB, Revenue Refunding Bonds (Series 1989) Weekly          1,100,000
                      VRDNs (SCI Manufacturing, Inc.)/(Bank of Tokyo-Mitsubishi
                      Ltd. LOC)
            5,000,000 Birmingham, AL IDA, Revenue Refunding Bonds Weekly VRDNs            5,000,000
                      (S.P. Hotel Company)/ (Amsouth Bank N.A., Birmingham LOC)
            3,500,000 Birmingham, AL Medical Clinic Board, Medical Clinic Revenue         3,500,000
                      Bonds (Series 1996) Weekly VRDNs (St. Martin's In The
                      Pines)/(Regions Bank, Alabama LOC)
            3,095,000 Birmingham, AL Special Care Facilities Financing Authority,         3,095,000
                      Capital Improvement Revenue Bonds (Series 1995) Weekly
                      VRDNs (Methodist Home for the Aging (AL))/(SouthTrust Bank
                      of Alabama, Birmingham LOC)
            3,500,000 Cherokee, AL IDB, IDR Refunding Bonds (Series 1993) Weekly          3,500,000
                      VRDNs (BOC Group, Inc.)/ (Wachovia Bank of Georgia N.A.,
                      Atlanta LOC)
           15,985,000 Columbia, AL IDB, CDC Municipal Products, Inc. (Series             15,985,000
                      1997I) Weekly VRDNs (Alabama Power Co.)/(AMBAC INS)/(CDC
                      Municipal Products, Inc. LIQ)
            3,300,000 Homewood, AL IDA Weekly VRDNs (Mountain Brook Inn (Homewood         3,300,000
                      AL))/(SouthTrust Bank of Alabama, Birmingham LOC)
            1,406,000 Irondale, AL IDB, Revenue Bonds (Series 1989) Weekly VRDNs          1,406,000
                      (Collateral Mortgage, Ltd.)/ (SouthTrust Bank of Alabama,
                      Birmingham LOC)
            5,500,000 Jefferson County, AL, GO Warrants (Series 1996) Weekly              5,500,000
                      VRDNs (Bayerische Landesbank Girozentrale LOC)
            2,260,000 Madison, AL IDA, (Series A) Weekly VRDNs (Executive                 2,260,000
                      Inn)/(Amsouth Bank N.A., Birmingham LOC)
            2,500,000 Mobile, AL IDA Weekly VRDNs (McRae's Industries,                    2,500,000
                      Inc.)/(Nationsbank, N.A., Charlotte LOC)
              500,000 Mobile, AL IDB, PCR (Series 1993A) Weekly VRDNs (Alabama              500,000
                      Power Co.)/ (Alabama Power Co. GTD)
            1,000,000 Mobile, AL IDB, Pollution Control Refunding Revenue Bonds,          1,000,000
                      (Series 1992) Weekly VRDNs (Air Products & Chemicals,
                      Inc.)/(Air Products & Chemicals, Inc. GTD)
              600,000 Montgomery, AL IDB, (Series 1988A) Weekly VRDNs (Smith                600,000
                      Industries)/(SunTrust Bank, Atlanta LOC)
            1,290,000 Tuscaloosa County, AL Port Authority, (Series 1989A) Weekly         1,290,000
                      VRDNs (Capstone Hotel Ltd.)/ (SouthTrust Bank of Alabama,
                      Birmingham LOC)

TAX-FREE OBLIGATIONS FUND

      PRINCIPAL
       AMOUNT                                                                           VALUE

 (A) SHORT-TERM MUNICIPALS--CONTINUED
 ALABAMA--CONTINUED
 $            880,000 Tuscaloosa, AL IDB, Revenue Refunding Bonds (Series 1994)    $        880,000
                      Weekly VRDNs (Harco, Inc.)/ (Amsouth Bank N.A., Birmingham
                      LOC)
                          TOTAL                                                          65,396,000
 ARIZONA--2.3%
           22,900,000 Apache County, AZ IDA, 1983 (Series A) Weekly VRDNs (Tucson        22,900,000
                      Electric Power Co.)/ (Toronto-Dominion Bank LOC)
            6,000,000 Apache County, AZ Weekly VRDNs (Tucson Electric Power               6,000,000
                      Co.)/(Toronto-Dominion Bank LOC)
            3,900,000 Arizona Health Facilities Authority Weekly VRDNs                    3,900,000
                      (University Physicians, Inc.)/(Bank One, Arizona N.A. LOC)
            6,800,000 Arizona Health Facilities Authority, Pooled Loan Program            6,800,000
                      Revenue Bonds (Series 1985B) Weekly VRDNs (FGIC INS)/(Chase
                      Manhattan Bank N.A., New York LIQ)
            1,000,000 Arizona Insured Municipal Securities Trust, (Series 1996A)          1,000,000
                      Weekly VRDNs (Chandler Street and Highway)/(MBIA
                      INS)/(Norwest Bank Minnesota, N.A. LIQ)
            1,500,000 Arizona Insured Municipal Securities Trust, (Series 1996C)          1,500,000
                      Weekly VRDNs (Maricopa County, AZ Unified School District
                      No. 93)/(FGIC INS)/(Norwest Bank Minnesota, N.A. LIQ)
            1,250,000 Arizona Insured Municipal Securities Trust, (Series 1996E)          1,250,000
                      Weekly VRDNs (Scottsdale (Memorial Hospitals))/(AMBAC
                      INS)/(Norwest Bank Minnesota, N.A. LIQ)
            9,940,000 Chandler, AZ IDA, (SMP II Limited Partnership) Weekly VRDNs         9,940,000
                      (Bank One, Arizona N.A. LOC)
            3,800,000 Gila County, AZ IDA Weekly VRDNs (Cobre Valley                      3,800,000
                      Hospital)/(Bank One, Arizona N.A. LOC)
            2,000,000 Pima County, AZ IDA Weekly VRDNs (Tucson Electric Power             2,000,000
                      Co.)/(Toronto-Dominion Bank LOC)
                          TOTAL                                                          59,090,000
 ARKANSAS--0.3%
            6,000,000 Pine Bluff, AR, Industrial Development Revenue Refunding            6,000,000
                      Bonds (Series 1997) Weekly VRDNs (Camden Wire Co.,
                      Inc.)/(Chase Manhattan Bank N.A., New York LOC)
            1,000,000 Sheridan, AR IDA Weekly VRDNs (H.H. Robertson Co.)/(PNC             1,000,000
                      Bank, N.A. LOC)
                          TOTAL                                                           7,000,000
 CALIFORNIA--8.0%
            3,000,000 California PCFA, (1996 Series C) Daily VRDNs (Pacific Gas &         3,000,000
                      Electric Co.)/(Bank of America NT and SA, San Francisco
                      LOC)
           60,345,000 California Public Capital Improvements Financing Authority,        60,345,000
                      Trust Receipts (Series 1996 FR-3) Weekly VRDNs (MBIA
                      INS)/(Bank of New York, New York LIQ)
           43,500,000 California State, 4.50% RANs, 6/30/1998                            43,644,258
           39,000,000 California State, Trust Receipts (Series 1997) Daily VRDNs         39,000,000
                      (Bank of New York, New York LIQ)
           30,000,000 California Transit Finance Authority, VRDB's (Series 1997)         30,000,000
                      Weekly VRDNs (FSA INS)/(Credit Suisse First Boston LIQ)
           20,000,000 Riverside County, CA, 4.50% TRANs, 6/30/1998                       20,043,145
            2,575,000 Roseville, CA City School District, 4.45% TRANs, 9/10/1998          2,583,239

TAX-FREE OBLIGATIONS FUND

      PRINCIPAL
       AMOUNT                                                                           VALUE

 (A) SHORT-TERM MUNICIPALS--CONTINUED
 CALIFORNIA--CONTINUED
 $          2,780,000 Roseville, CA Joint Union High School District, 4.45%        $      2,788,895
                      TRANs, 9/10/1998
                          TOTAL                                                         201,404,537
 COLORADO--0.7%
            2,825,000 Denver (City & County), CO, 4.15% TOBs (Blake Street                2,825,000
                      Compendium)/(Norwest Bank Minnesota, N.A. LOC) 12/15/1998
           13,660,000 Denver (City & County), CO, MERLOTs (Series 1997E) Weekly          13,660,000
                      VRDNs (Department of Aviation Airport System)/(MBIA
                      INS)/(Corestates Bank N.A., Philadelphia, PA LIQ)
                          TOTAL                                                          16,485,000
 DISTRICT OF COLUMBIA--1.0%
            2,070,000 District of Columbia Housing Finance Agency, Multifamily            2,070,000
                      Housing, 3.90% TOBs (Chastleton Project)/(Nationsbank,
                      N.A., Charlotte LOC), Optional Tender 7/1/1998
            5,000,000 District of Columbia, (Series 1998C), 5.00% TRANs (Union            5,036,715
                      Bank of Switzerland, Zurich LOC), 9/30/1998
           14,400,000 District of Columbia, (Series B), 4.50% TRANs (Morgan              14,457,586
                      Guaranty Trust Co., New York and Union Bank of Switzerland,
                      Zurich LOCs), 9/30/1998
            3,575,000 District of Columbia, Revenue Bonds (Series 1997B) Weekly           3,575,000
                      VRDNs (Association of American Medical Colleges)/(AMBAC
                      INS)/(Chase Manhattan Bank N.A., New York LIQ)
                          TOTAL                                                          25,139,301
 FLORIDA--6.5%
            6,700,000 Broward County, FL HFA, (Series 1997) Weekly VRDNs
                      6,700,000 (Jacaranda Village Apartments)/ (Marine Midland
                      Banks, Inc.
                      LOC)
            2,980,000 Broward County, FL Health Facility Authority, Revenue Bonds         2,980,000
                      Weekly VRDNs (John Knox Village of Florida)/(First Union
                      National Bank, Charlotte, NC LOC)
           20,355,000 Dade County, FL Water & Sewer System Weekly VRDNs (FGIC            20,355,000
                      INS)/(Commerzbank AG, Frankfurt LIQ)
            9,730,000 Eustis Health Facilities Authority, FL, Health Facilities           9,730,000
                      Revenue Bonds, (Series 1992) Weekly VRDNs (Florida
                      Hospital/Waterman, Inc. Project)/(SunTrust Bank, Central
                      Florida LOC)
            5,120,000 Florida State Board of Education Administration, (CR55),            5,120,000
                      (Series 1989A), 3.75% TOBs (Citibank N.A., New York LIQ),
                      Optional Tender 3/1/1998
            8,570,000 Gulf Breeze, FL, Floating Rate Demand Revenue Bonds (Series         8,570,000
                      1985 B) Weekly VRDNs (FGIC INS)/(Credit Local de France
                      LIQ)
           13,900,000 Gulf Breeze, FL, Variable Rate Demand Revenue Bonds (Series        13,900,000
                      1995A) Weekly VRDNs (Florida Municipal Bond Fund)/(Barnett
                      Bank, N.A. LOC)
           35,000,000 Highlands County, FL Health Facilities, (Series 1996A              35,000,000
                      Accounts Receivable) Weekly VRDNs (Adventist Health
                      System)/(Capital Markets Assurance Corp. INS)/(First
                      National Bank of Chicago LIQ)

TAX-FREE OBLIGATIONS FUND

      PRINCIPAL
       AMOUNT                                                                           VALUE

 (A) SHORT-TERM MUNICIPALS--CONTINUED
 FLORIDA--CONTINUED
 $         22,200,000 Highlands County, FL Health Facilities, Variable Rate        $     22,200,000
                      Demand Revenue Bonds (Series 1996A) Weekly VRDNs (Adventist
                      Health System)/(SunTrust Bank, Central Florida LOC)
           15,000,000 Highlands County, FL Health Facilities, Variable Rate              15,000,000
                      Demand Revenue Bonds (Series 1997-A) Weekly VRDNs
                      (Adventist Health System)/(SunTrust Bank, Central Florida
                      LOC)
            5,500,000 Orange County, FL, Health Facilities Authority, Refunding           5,500,000
                      Program Revenue Bonds ACES (Series 1985), 3.55% CP (MBIA
                      LIQ) (SunTrust Bank, Central Florida LIQ), Mandatory Tender
                      2/25/1998
            1,700,000 Orange County, FL, Health Facilities Authority, Refunding           1,700,000
                      Program Revenue Bonds ACES (Series 1985), 3.60% CP (MBIA
                      LIQ) (SunTrust Bank, Central Florida LIQ), Mandatory Tender
                      6/8/1998
            6,200,000 Orlando, FL (City of), Capital Improvement Commerial Paper          6,200,000
                      Notes, (1994 Series-A), 3.55% CP, Mandatory Tender 4/8/1998
           10,600,000 Tampa, FL, Occupational License Tax Bonds (Series 1996A)           10,600,000
                      Weekly VRDNs (FGIC INS)/ (FGIC Securities Purchase, Inc.
                      LIQ)
                           TOTAL                                                        163,555,000
 GEORGIA--2.4%
            4,000,000 Atlanta, GA, Urban Residential Finance Authority,                   4,000,000
                      Multifamily Rental Housing Revenue Refunding Bonds (Series
                      1988A) Weekly VRDNs (West Paces Club Towers
                      Project)/(Societe Generale, Paris LOC)
            2,400,000 Atlanta, GA, Urban Residential Finance Authority,                   2,400,000
                      Residential Construction Revenue Bonds, (Series 1995)
                      Weekly VRDNs (Summerhill Neighborhood Bond Program)/(First
                      Union National Bank, Charlotte, NC LOC)
           22,000,000 Burke County, GA Development Authority, (Series 1996),             22,000,000
                      3.90% TOBs (Oglethorpe Power Corp. Vogtle Project),
                      Optional Tender 4/30/1998
           15,000,000 Burke County, GA Development Authority, (Series 1997B),            15,000,000
                      3.80% Bonds (Oglethorpe Power Corp. Vogtle Project)/(AMBAC
                      INS), 5/28/1998
            2,000,000 Clayton County, GA Housing Authority, Revenue Refunding             2,000,000
                      Bonds (Series 1992) Weekly VRDNs (Oxford Townhomes
                      Project)/(Amsouth Bank N.A., Birmingham LOC)
            1,500,000 De Kalb County, GA Development Authority, (Series 1992)             1,500,000
                      Weekly VRDNs (American Cancer Society, GA)/(SunTrust Bank,
                      Atlanta LOC)
           13,000,000 Georgia State Municipal Gas Authority, Gas Revenue Bonds           13,000,000
                      (Series C) Weekly VRDNs (Bank of America NT and SA, San
                      Francisco, Bayerische Landesbank Girozentrale, Morgan
                      Guaranty Trust Co., New York and Wachovia Bank of Georgia
                      N.A., Atlanta LOCs)
                          TOTAL                                                          59,900,000
 IDAHO--0.5%
           13,000,000 Idaho State, (Series 1997), 4.625% TANs, 6/30/1998                 13,038,048
 ILLINOIS--10.9%
           11,624,000 ABN AMRO Chicago Corp. 1997-1 LeaseTOPS Trust Weekly VRDNs         11,624,000
                      (Lasalle National Bank, Chicago LIQ)/(Lasalle National
                      Bank, Chicago LOC)

TAX-FREE OBLIGATIONS FUND

      PRINCIPAL
       AMOUNT                                                                           VALUE

 (A) SHORT-TERM MUNICIPALS--CONTINUED
 ILLINOIS--CONTINUED
 $         21,200,000 Chicago O'Hare International Airport, General Airport        $     21,200,000
                      Second Lein Revenue Bonds, (Series 1994C) Weekly VRDNs
                      (Societe Generale, New York LOC)
           12,000,000 Chicago, IL Board of Education, MERLOTs (Series 1997E)             12,000,000
                      Weekly VRDNs (AMBAC INS)/ (Corestates Bank N.A.,
                      Philadelphia, PA LIQ)
           24,855,000 Chicago, IL Board of Education, MERLOTs (Series 1997H)             24,855,000
                      Weekly VRDNs (AMBAC INS)/ (Corestates Bank N.A.,
                      Philadelphia, PA LIQ)
           20,000,000 Chicago, IL Board of Education, Variable Rate Certificates
                      20,000,000 (Series 1996BB) Weekly VRDNs (MBIA INS)/(Bank
                      of America NT and SA, San Francisco LIQ)
            2,800,000 Chicago, IL Weekly VRDNs (Canadian Imperial Bank of                 2,800,000
                      Commerce, Toronto LOC)
           20,000,000 Chicago, IL, MERLOTs (Series 1997 V) Weekly VRDNs
                      (Chicago, 20,000,000 IL Water Revenue Bonds)/ (FGIC
                      INS)/(Corestates Bank N.A., Philadelphia, PA LIQ)
            9,905,000 Chicago, IL, Water Revenue Bonds (PT-129) Weekly VRDNs              9,905,000
                      (FGIC INS)/(Bayerische Hypotheken-Und Wechsel-Bank AG LIQ)
              350,000 Darien, IL IDA, (Series 1989C) Weekly VRDNs (KinderCare               350,000
                      Learning Centers, Inc.)/ (Toronto-Dominion Bank LOC)
            3,000,000 Illinois Development Finance Authority Weekly VRDNs                 3,000,000
                      (Newlywed Food)/(Mellon Bank N.A., Pittsburgh LOC)
            2,700,000 Illinois Development Finance Authority, (Series 1997)               2,700,000
                      Weekly VRDNs (Ada S. McKInley Community Services,
                      Inc.)/(Harris Trust & Savings Bank, Chicago LOC)
           15,700,000 Illinois Development Finance Authority, PCR, (Series 1996B)        15,700,000
                      Weekly VRDNs (Commonwealth Edison Co.)/(AMBAC INS)/(Bank of
                      New York, New York LIQ)
            6,000,000 (b)Illinois Development Finance Authority, PT-131 (Series           6,000,000
                      1995A), 3.95% TOBs (Catholic Health Partners
                      Services)/(Connie Lee INS)/(Credit Suisse First Boston
                      LIQ), Mandatory Tender 10/1/1998
            5,000,000 Illinois Educational Facilities Authority, Revenue Bonds            5,000,000
                      (Series 1995) Weekly VRDNs (Ravinia Festival Association
                      (IL))/(NBD Bank, Michigan LOC)
           16,100,000 Illinois Health Facilities Authority Weekly VRDNs (OSF             16,100,000
                      Health Care Systems)
           19,400,000 Illinois Health Facilities Authority, (Series 1989A) Weekly        19,400,000
                      VRDNs (Methodist Health Services Corp.)/(Fuji Bank, Ltd.,
                      Tokyo LOC)
           35,000,000 Illinois Health Facilities Authority, Revenue Bonds (Series        35,000,000
                      1985B) Weekly VRDNs (OSF Health Care Systems)/(Bank of
                      America Illinois and Rabobank Nederland, Utrecht LIQs)
            4,900,000 Illinois Health Facilities Authority, Revenue Bonds (Series         4,900,000
                      1997) Weekly VRDNs (Rehabilitation Institute of
                      Chicago)/(Bank of America Illinois LOC)
           22,500,000 Illinois Health Facilities Authority, Revenue Refunding            22,500,000
                      Bonds (Series 1997B) Weekly VRDNs (Advocate Health Care
                      Network)/(First National Bank of Chicago, Harris Trust &
                      Savings Bank, Chicago and Northern Trust Co., Chicago, IL
                      LIQs)
            1,000,000 Illinois Health Facilities Authority, Revolving Fund Pooled         1,000,000
                      Financing Program (Series 1985F) Weekly VRDNs (NBD Bank,
                      Michigan LOC)

TAX-FREE OBLIGATIONS FUND

      PRINCIPAL
       AMOUNT                                                                           VALUE

 (A) SHORT-TERM MUNICIPALS--CONTINUED
 ILLINOIS--CONTINUED
 $          5,000,000 Illinois Health Facilities Authority, Variable Rate          $      5,000,000
                      Adjustable Demand Revenue Bonds (Series 1996), 3.90% CP
                      (Evanston Hospital Corp.), Mandatory Tender 7/31/1998
           14,000,000 Illinois Housing Development Authority, (1997 Subseries            14,000,000
                      B-1), 4.10% TOBs, Mandatory Tender 7/7/1998
                          TOTAL                                                         273,034,000
 INDIANA--3.1%
              830,000 Dale, IN IDA Weekly VRDNs (Spencer Industries)/(National              830,000
                      City Bank, Kentucky LOC)
            5,000,000 Hammond Local Public Improvement Bond Bank, Advance Funding         5,022,418
                      Program Notes (Series A-2), 4.30% TANs, 1/7/1999
           10,200,000 Indiana Bond Bank, Advance Funding Program Notes (Series           10,222,032
                      1998 A-1), 4.00% TANs (Lasalle National Bank, Chicago LOC),
                      7/28/1998
           32,000,000 Indiana Bond Bank, Advance Funding Program Notes (Series           32,119,360
                      1998 A-2), 4.00% TANs (Lasalle National Bank, Chicago LOC),
                      1/20/1999
            1,745,000 Indiana Health Facilities Finance Authority Rehabilitation          1,745,000
                      Center Weekly VRDNs (Crossroads Rehabilitation
                      Center)/(Bank One, Indianapolis, N.A. LOC)
            8,075,000 Indianapolis, IN Local Public Improvement Bond Bank,                8,090,398
                      (Series 1997F), 4.25% TANs (Marion County, IN), 7/9/1998
            4,735,000 Indianapolis, IN, Variable Rate Demand Economic Development         4,735,000
                      Revenue Bonds, (Series 1995) Weekly VRDNs (Pleasant Run
                      Children's Homes, Inc.)/(Fifth Third Bank, Cincinnati LOC)
            4,900,000 Lafayette School Corp., IN, 4.20% TANs, 12/30/1998
           4,913,723 10,000,000 Rockport, IN, (Series 1985A) Weekly VRDNs
           (Indiana Michigan 10,000,000
                      Power Company Project)/ (Swiss Bank Corp., Basle LOC)
                          TOTAL                                                          77,677,931
 IOWA--0.6%
            5,000,000 Cedar Rapids Community School District, IA, General                 5,009,390
                      Obligation Anticipatory Warrants, (Series 1997), 4.375%
                      TRANs, 7/1/1998
           10,000,000 Iowa School Corporations, (Series 1997-98B), 4.25% TRANs           10,066,859
                      (FSA INS), 1/28/1999
                          TOTAL                                                          15,076,249
 KANSAS--0.1%
            3,420,000 Salina, KS, GO Municipal Temporary Notes (Series 1997-1),           3,420,000
                      3.90% BANs, 3/1/1998
 KENTUCKY--2.0%
            1,260,000 Boone County, KY, Revenue Refunding Bonds Weekly VRDNs              1,260,000
                      (Spring Meadow Associates)/ (Huntington National Bank,
                      Columbus, OH LOC)
            6,835,000 Jefferson County, KY, (Series 1997) Weekly VRDNs (First             6,835,000
                      Trust Restoration Partners)/ (Bank One, Kentucky LOC)
            7,500,000 Jefferson County, KY, Adjustable Rate Industrial Building           7,500,000
                      Revenue Refunding Bonds (Series 1997) Weekly VRDNs (Kosmos
                      Cement Co. Partnership)/(Societe Generale LOC)

TAX-FREE OBLIGATIONS FUND

      PRINCIPAL
       AMOUNT                                                                           VALUE

 (A) SHORT-TERM MUNICIPALS--CONTINUED
 KENTUCKY--CONTINUED
 $         35,000,000 Owensboro, KY, (Series 1996) Weekly VRDNs (Owensboro Mercy   $     35,000,000
                      Health System, Inc. Project)/ (Bank of America Illinois
                      LOC)
                          TOTAL                                                          50,595,000
 LOUISIANA--0.6%
              800,000 Calcasieu Parish, LA, IDB, PCR Bonds Weekly VRDNs (Citgo              800,000
                      Petroleum Corp.)/(Westdeutsche Landesbank Girozentrale LOC)
            6,415,000 Louisiana PFA, (Series 1985A) Weekly VRDNs (FGIC                    6,415,000
                      INS)/(Societe Generale, Paris LIQ)
            4,000,000 Louisiana PFA, (Series 1997D), 4.40% TRANs (Orleans Parish,         4,018,754
                      LA School Board), 12/10/1998
            3,200,000 Louisiana PFA, Hospital Revenue Bonds Series 1995 Weekly            3,200,000
                      VRDNs (Willis-Knighton Medical Center)/(AMBAC INS)/(Mellon
                      Bank N.A., Pittsburgh LIQ)
                          TOTAL                                                          14,433,754
 MARYLAND--4.3%
           18,000,000 Baltimore County, MD IDA, Variable Rate Demand Acquisition         18,000,000
                      Program (Series 1986) Weekly VRDNs (Baltimore Capital
                      Acquisition)/(Dai-Ichi Kangyo Bank Ltd., Tokyo LOC)
              400,000 Baltimore County, MD Port Facility Monthly VRDNs                      400,000
                      (Occidental Petroleum Corp.)/(Morgan Guaranty Trust Co.,
                      New York LOC)
              910,000 Elkton, MD, Revenue Refunding Bonds (Series 1992) Weekly              910,000
                      VRDNs (Highway Service Ventures, Inc. Facility)/(First
                      Union National Bank, Charlotte, NC LOC)
            5,660,000 Howard County, MD, (Series 1995) Weekly VRDNs (Bluffs at            5,660,000
                      Clarys Forest Apartments)/ (First National Bank of
                      Maryland, Baltimore LOC)
            2,000,000 Maryland EDC, Pooled Financing Revenue Bonds, (Series 1995)         2,000,000
                      Weekly VRDNs (Maryland Municipal Bond Fund)/(Nationsbank,
                      N.A., Charlotte LOC)
            7,000,000 Maryland Health & Higher Educational Facilities Authority,          7,000,000
                      (Series 1998A) Weekly VRDNs (Charlestown Community)/(First
                      Union National Bank, Charlotte, NC LOC)
            4,970,000 Maryland Health & Higher Educational Facilities Authority,          4,970,000
                      Pooled Loan Program Revenue Notes, 3.55% CP (John Hopkins
                      University)/(Nationsbank, N.A. Charlotte LIQ), Mandatory
                      Tender 2/11/1998
           23,400,000 Maryland Health & Higher Educational Facilities Authority,         23,400,000
                      Revenue Bonds (Series 1985A) Weekly VRDNs (First National
                      Bank of Chicago LOC)
            6,775,000 Maryland State Community Development Administration,                6,775,000
                      (PA-170) Weekly VRDNs (Merrill Lynch Capital Services, Inc.
                      LIQ)
           27,540,000 (b)Maryland State Community Development Administration,
                      27,540,000 (Series 1997), PT-123, 3.65% TOBs (Commerzbank
                      AG, NY LIQ), Optional Tender 12/10/1998
            8,500,000 Montgomery County, MD, EDR Weekly VRDNs (U.S. Pharmacopeial         8,500,000
                      Convention Facility)/ (Chase Manhattan Bank N.A., New York
                      LOC)
            3,755,000 Prince George County, MD, (1997 Issue) Weekly VRDNs (Mona           3,755,000
                      Branch Avenue Ltd. Partnership)/(First National Bank of
                      Maryland, Baltimore LOC)
                          TOTAL                                                         108,910,000

TAX-FREE OBLIGATIONS FUND

      PRINCIPAL
       AMOUNT                                                                           VALUE

 (A) SHORT-TERM MUNICIPALS--CONTINUED
 MASSACHUSETTS--2.1%
 $         11,081,779 Clipper Tax Exempt Trust, (Series A) Weekly VRDNs            $     11,081,779
                      (Massachusetts State Lottery Commission)/(AMBAC INS)/(State
                      Street Bank and Trust Co. LIQ)
            2,100,000 Commonwealth of Massachusetts, (1997 Series B) Weekly VRDNs         2,100,000
                      (Landesbank Hessen-Thueringen, Frankfurt LIQ)
            3,200,000 Danvers, Massachusetts, 4.00% BANs, 3/31/1998                       3,200,976
            6,500,000 Holden, MA, 4.00% BANs, 10/1/1998                                   6,512,571
           21,495,000 Massachusetts Turnpike Authority, Variable Rate                    21,495,000
                      Certificates (Series 1997N) Weekly VRDNs (MBIA INS)/(Bank
                      of America NT and SA, San Francisco LIQ)
            3,100,000 North Reading, MA, 4.25% BANs, 9/30/1998                            3,107,287
            6,000,000 Pittsfield, MA, 4.10% BANs, 9/17/1998                               6,006,484
                          TOTAL                                                          53,504,097
 MICHIGAN--4.3%
            4,700,000 Battle Creek, MI Economic Development Corporation, Limited          4,700,000
                      Obligation Economic Development Revenue Refunding Bonds
                      (Series 1992) Weekly VRDNs (Michigan Carton & Paperboard
                      Company)/(American National Bank, Chicago LOC)
            2,500,000 Clarkston Community Schools, MI, PA-175 Weekly VRDNs (MBIA          2,500,000
                      INS)/(Merrill Lynch Capital Services, Inc. LIQ)
            5,300,000 Dearborn, MI Economic Development Corp., (Series 1991)              5,300,000
                      Weekly VRDNs (Oakbrook Common)/(Mellon Bank N.A.,
                      Pittsburgh LOC)
            5,600,000 Dearborn, MI Economic Development Corp., (Series 1993)              5,600,000
                      Weekly VRDNs (Oakbrook Common)/(Mellon Bank N.A.,
                      Pittsburgh LOC)
              800,000 Detroit, MI Water Supply System, Water Supply System                  800,000
                      Revenue and Revenue Refunding Bonds (Series 1993) Weekly
                      VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)
            2,000,000 Garden City, MI HFA, Hospital Revenue Bonds (Series 1996A)          2,000,000
                      Weekly VRDNs (Garden City Hospital, Osteopathic)/(First of
                      America Bank - Michigan LOC)
            2,100,000 Grand Rapids, MI EDR, Floating/Fixed Rate Demand Bonds              2,100,000
                      (Series 1983-B) Weekly VRDNs (Amway Grand Plaza Hotel
                      Facilities)/(Old Kent Bank & Trust Co., Grand Rapids LOC)
            2,855,000 Kalamazoo, MI Economic Development Corp., 1995 Limited              2,855,000
                      Obligation Revenue Refunding Bonds Weekly VRDNs (Wyndham
                      Project, MI)/(First of America Bank - Illinois LOC)
            2,100,000 Kent Hospital Finance Authority, MI, (Series 1991A) Weekly          2,100,000
                      VRDNs (Butterworth Hospital)/ (Rabobank Nederland, Utrecht
                      LOC)
            1,000,000 Michigan Higher Education Facilities Authority, Variable            1,000,000
                      Rate Demand Limited Obligation Revenue Bonds (Series 1997)
                      Weekly VRDNs (Davenport College of Business)/(Old Kent Bank
                      & Trust Co., Grand Rapids LOC)
            7,800,000 Michigan State Hospital Finance Authority, (Series 1994)            7,800,000
                      Weekly VRDNs (Mt. Clemens General Hospital)/(Comerica Bank,
                      Detroit, MI LOC)
            2,200,000 Michigan State Hospital Finance Authority, (Series A)               2,200,000
                      Weekly VRDNs (First of America Bank - Michigan LOC)

TAX-FREE OBLIGATIONS FUND

      PRINCIPAL
       AMOUNT                                                                           VALUE

 (A) SHORT-TERM MUNICIPALS--CONTINUED
 MICHIGAN--CONTINUED
 $          2,400,000 Michigan State Hospital Finance Authority, (Series A)        $      2,400,000
                      Weekly VRDNs (OSF Health Care Systems)
            5,300,000 Michigan State Hospital Finance Authority, Hospital                 5,300,000
                      Equipment Loan Program Bonds (Series A) Weekly VRDNs (First
                      of America Bank - Michigan LOC)
           19,650,000 Michigan State Hospital Finance Authority, MERLOTs (Series         19,650,000
                      1997A) Weekly VRDNs (Detroit Medical Center Obligated
                      Group)/(AMBAC INS)/(Corestates Bank N.A., Philadelphia, PA
                      LIQ)
            3,900,000 Michigan State Housing Development Authority, (Series 1991)         3,900,000
                      Weekly VRDNs (Forest Hills Apartments)/(National Australia
                      Bank, Ltd., Melbourne LOC)
            3,000,000 Michigan State Housing Development Authority, (Series 1991)         3,000,000
                      Weekly VRDNs (Regency Square Apartments)/(National
                      Australia Bank, Ltd., Melbourne LOC)
           15,000,000 Michigan State Housing Development Authority, MERLOTs              15,469,875
                      (Series G) Weekly VRDNs (MBIA INS)/(Corestates Bank N.A.,
                      Philadelphia, PA LIQ)
            2,000,000 Michigan Strategic Fund, Limited Obligation PCR Bonds               2,000,000
                      (Series 1993) Weekly VRDNs (Allied-Signal, Inc.)
            1,000,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds           1,000,000
                      (Series 1991) Weekly VRDNs (Martin Luther Memorial Home,
                      Inc.)/(Bank One, Indianapolis, N.A. LOC)
            2,800,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds           2,800,000
                      (Series 1995) Weekly VRDNs (Wellness Plan Project)/(NBD
                      Bank, Michigan LOC)
            2,000,000 Michigan Strategic Fund, Variable Rate Demand Limited               2,000,000
                      Obligation Revenue Bonds (Series 1997B) Weekly VRDNs (NSF
                      International)/(First of America Bank - Michigan LOC)
            9,000,000 Michigan Underground Storage Tank Financial Assurance               9,000,000
                      Authority, (Series I - 1995), 3.75% CP (Canadian Imperial
                      Bank of Commerce, Toronto LOC), Mandatory Tender 2/5/1998
            2,695,000 Ottawa County, MI Economic Development Corp., Limited               2,695,000
                      Obligation Revenue Bonds (Series 1995B) Weekly VRDNs
                      (Sunset Manor, Inc. Project)/(Old Kent Bank & Trust Co.,
                      Grand Rapids LOC)
                          TOTAL                                                         108,169,875
 MINNESOTA--2.4%
            4,300,000 Burnsville, MN, Variable Rate Demand Revenue Bonds (Series          4,300,000
                      1996) Weekly VRDNs (YMCA Projects)/(Norwest Bank Minnesota,
                      N.A. LOC)
            2,100,000 DDSB Municipal Securities Trusts, Series 1994O Weekly
                      VRDNs 2,100,000 (Richfield, MN ISD 280)/ (U.S. Bank, N.A.,
                      Minneapolis LIQ)
            6,390,000 DDSB Municipal Securities Trusts, Series 1994T Weekly
                      VRDNs 6,390,000 (Osseo, MN ISD 279)/ (U.S. Bank, N.A.,
                      Minneapolis LIQ)
           11,000,000 DDSB Municipal Securities Trusts, Series 1994V Weekly VRDNs        11,000,000
                      (St. Louis Park Healthsystem, MN)/(Norwest Bank Minnesota,
                      N.A. LIQ)
            1,865,000 Dakota County, MN Housing & Redevelopment Authority,                1,865,000
                      Multifamily Rental Housing Revenue Bonds (Series 1994-B)
                      Weekly VRDNs (Westwood Ridge Senior Residence Project)/
                      (U.S. Bank, N.A., Minneapolis LOC)

TAX-FREE OBLIGATIONS FUND

      PRINCIPAL
       AMOUNT                                                                           VALUE

 (A) SHORT-TERM MUNICIPALS--CONTINUED
 MINNESOTA--CONTINUED
 $          4,250,000 MN Municipal Securities Trust, Series 1996F, Floating Rate   $      4,250,000
                      Certificates Weekly VRDNs (Lakeville, MN ISD 194)/(Norwest
                      Bank Minnesota, N.A. LIQ)
              500,000 Minneapolis, MN, (Series 1993) Weekly VRDNs (Market Square            500,000
                      Real Estate, Inc.)/ (Norwest Bank Minnesota, N.A. LOC)
            2,400,000 Minneapolis, MN, Variable Rate Housing Revenue Bonds Weekly         2,400,000
                      VRDNs (One Ten Grant Project)/(U.S. Bank, N.A., Minneapolis
                      LOC)
           16,500,000 Rochester, MN Health Care Facility Authority Weekly VRDNs          16,500,000
                      (Mayo Foundation)
           12,000,000 Rochester, MN Health Care Facility Authority Weekly VRDNs          12,000,000
                      (Mayo Foundation)
              100,000 St. Paul, MN Port Authority, (Series 1991) Weekly VRDNs               100,000
                      (West Gate Office)/(U.S. Bank, N.A., Minneapolis LOC)
                          TOTAL                                                          61,405,000
 MISSISSIPPI--0.2%
            1,540,000 Hinds County, MS, (Series 1991) Weekly VRDNs (North State           1,540,000
                      St. Project)/(Amsouth Bank N.A., Birmingham LOC)
            4,000,000 Perry County, MS, PC Revenue Bonds (Series 1989) Weekly             4,000,000
                      VRDNs (Leaf River Forest Project)/ (Morgan Guaranty Trust
                      Co., New York LOC)
                          TOTAL                                                           5,540,000
 MISSOURI--1.0%
            6,000,000 Missouri State Environmental Improvement & Energy                   6,000,000
                      Authority, 3.80% CP (Kansas City Power and Light Co.),
                      Mandatory Tender 5/27/1998
           15,000,000 Missouri State HEFA, (Series 1997N), 4.50% TRANs (St.              15,053,135
                      Louis, MO School District), 9/14/1998
            1,000,000 Missouri State HEFA, Series 1995B Weekly VRDNs (SSM Health          1,000,000
                      Care)/(MBIA INS)/ (Rabobank Nederland, Utrecht LIQ)
            4,200,000 Poplar Bluff, MO IDA, (Series 1987) Weekly VRDNs (Gates             4,200,000
                      Rubber Co.)/(NBD Bank, Michigan LOC)
                          TOTAL                                                          26,253,135
 NEBRASKA--0.1%
            3,486,000 Lancaster County, NE Leasing Corp., Refunding Bonds PT-103          3,486,000
                      (Series 1988) Weekly VRDNs (Bayerische Hypotheken-Und
                      Wechsel-Bank AG LIQ)
 NEVADA--0.8%
           19,600,000 Nevada Housing Division, Multi-Unit Housing Revenue                19,600,000
                      Refunding Bonds (1991 Series A) Weekly VRDNs (Park Vista
                      Apartments Project)/(Sumitomo Bank Ltd., Osaka LOC)
 NEW JERSEY--0.6%
            5,000,000 Galloway Township, NJ, (Series 1997), 4.125% BANs,                  5,001,929
                      3/12/1998
            4,950,000 Pennsauken Township, NJ, (Series A, 1997), 4.00% BANs,              4,952,388
                      8/3/1998
            5,000,000 West Windsor-Plainsboro, NJ Regional School District, 4.00%         5,000,348
                      BANs, 2/10/1998
                          TOTAL                                                          14,954,665

TAX-FREE OBLIGATIONS FUND

      PRINCIPAL
       AMOUNT                                                                           VALUE

 (A) SHORT-TERM MUNICIPALS--CONTINUED
 NEW YORK--7.6%
 $         19,081,010 Equity Trust II, (1996 Series) Weekly VRDNs (Republic        $     19,081,010
                      National Bank of New York LOC)
            1,430,000 Metropolitan Transportation Authority, New York, Trust              1,430,000
                      Receipts (Series 1997 FR/RI-9) Weekly VRDNs (FGIC
                      INS)/(Bank of New York, New York LIQ)
           44,500,000 New York City Municipal Water Finance Authority, Trust             44,500,000
                      Receipts (Series 1997 FR/RI-6) Weekly VRDNs (MBIA
                      INS)/(Bank of New York, New York LIQ)
           30,500,000 New York City, NY, (Series A), 4.50% RANs (Bayerische              30,601,327
                      Landesbank Girozentrale, Landesbank Hessen-Thueringen,
                      Frankfurt, Morgan Guaranty Trust Co., New York, National
                      Westminster Bank, PLC, London, Societe Generale, Paris and
                      Westdeutsche Landesbank Girozentrale LOCs), 6/30/1998
            6,700,000 New York City, NY, Series F-2 Weekly VRDNs                          6,700,000
                      (Toronto-Dominion Bank LOC)
           30,000,000 New York City, NY, Trust Receipts (Series 1997) Daily VRDNs        30,000,000
                      (Bank of New York, New York LIQ)/ (Bayerische Landesbank
                      Girozentrale, Landesbank Hessen-Thueringen, Frankfurt,
                      Morgan Guaranty Trust Co., New York, National Westminster
                      Bank, PLC, London, Societe Generale, Paris and Westdeutsche
                      Landesbank Girozentrale LOCs)
            6,100,000 New York City, NY, Variable Rate Series (F-7) Weekly VRDNs          6,100,000
                      (Union Bank of Switzerland, Zurich LOC)
            2,700,000 New York State Medical Care Facilities Finance Agency,              2,700,000
                      (Series 1992 B PT-100) Daily VRDNs (FHA INS)/(Credit Suisse
                      First Boston LIQ)
           45,000,000 New York State Power Authority, (Series 2), 3.45% CP (Bank         45,000,000
                      of Nova Scotia, Toronto, Commerzbank AG, Frankfurt, Credit
                      Local de France, Landesbank Hessen-Thueringen, Frankfurt,
                      Morgan Guaranty Trust Co., New York and Toronto-Dominion
                      Bank LOCs), Mandatory Tender 2/5/1998
            5,000,000 Ulster County, NY, Custodial Receipts (2nd Series 1997-A),          5,001,718
                      4.00% TANs (State Street Bank and Trust Co. LOC), 3/18/1998
                          TOTAL                                                         191,114,055
 NORTH CAROLINA--1.4%
           15,000,000 Martin County, NC IFA, (Series 1993) Weekly VRDNs                  15,000,000
                      (Weyerhaeuser Co.)
           20,500,000 North Carolina Medical Care Commission Hospital, Revenue           20,500,000
                      Bonds (Series 1992B) Weekly VRDNs (North Carolina Baptist)
                          TOTAL                                                          35,500,000
 OHIO--4.8%
            1,835,000 Akron, Bath & Copley, OH Joint Township Weekly VRDNs                1,835,000
                      (Visiting Nurses)/(National City Bank, Cleveland, OH LOC)
            1,750,000 Clark County, OH, Multifamily Housing Revenue Bonds (Series         1,750,000
                      1997) Weekly VRDNs (Ohio Masonic Home)/(Huntington National
                      Bank, Columbus, OH LOC)
           10,000,000 Clermont County, OH, Adjustable Rate Hospital Facilities           10,000,000
                      Revenue Bonds (Series 1996) Weekly VRDNs (Mercy Health
                      Systems)/(Westdeutsche Landesbank Girozentrale LIQ)
           40,700,000 Cuyahoga County, OH Hospital Authority, (Series 1997 D)            40,700,000
                      Weekly VRDNs (Cleveland Clinic)/ (Bank of America NT and
                      SA, San Francisco LIQ)

TAX-FREE OBLIGATIONS FUND

      PRINCIPAL
       AMOUNT                                                                           VALUE

 (A) SHORT-TERM MUNICIPALS--CONTINUED
 OHIO--CONTINUED
 $          4,000,000 Cuyahoga County, OH Hospital Authority, (Series C) Weekly    $      4,000,000
                      VRDNs (Cleveland Clinic)/(Bank of America NT and SA, San
                      Francisco LIQ)
            2,350,000 Cuyahoga County, OH IDA Weekly VRDNs (H.P. Parking                  2,350,000
                      Co.)/(KeyBank, N.A. LOC)
            2,000,000 Franklin County, OH Hospital Facility Authority, (Series            2,000,000
                      1992) Weekly VRDNs (Wesley Glenn, Inc.)/(Fifth Third Bank,
                      Cincinnati LOC)
              240,000 Lucas County, OH, Hospital Improvement Revenue Weekly VRDNs           240,000
                      (Sunshine Children's Home)/(National City Bank, Cleveland,
                      OH LOC)
            6,000,000 Lucas County, OH, Hospital Refunding Revenue Bonds Weekly           6,000,000
                      VRDNs (Riverside Hospital, OH)/ (Huntington National Bank,
                      Columbus, OH LOC)
            6,580,000 Mahoning County, OH, Housing Revenue Bonds (Series 1995)            6,580,000
                      Weekly VRDNs (Copeland Oaks Project)/(Bank One, Ohio, N.A.
                      LOC)
              770,000 Marion County, OH Hospital Authority, (Series 1991) Weekly            770,000
                      VRDNs (Marion County, OH Pooled Hospital Program)/(Bank
                      One, Ohio, N.A. LOC)
            3,500,000 Mentor, OH, Adjustable Rate IDRB's (Series 1997) Weekly             3,500,000
                      VRDNs (Risch Investments/Roll Kraft, Inc.)/(Bank One, Ohio,
                      N.A. LOC)
           11,500,000 Montgomery County, OH Health Facilities Authority, (Series         11,500,000
                      1995) Weekly VRDNs (Sisters of Charity Health Care
                      System)/(Toronto-Dominion Bank LIQ)
              650,000 Montgomery County, OH IDA Weekly VRDNs (Center-Plex                   650,000
                      Venture)/(KeyBank, N.A. LOC)
            2,020,000 Montgomery County, OH, Adjustable Rate Economic Development         2,020,000
                      Revenue Refunding Bonds (Series 1997) Weekly VRDNs (Cross
                      Country Inns, Inc.)/(Bank One, Ohio, N.A. LOC)
            4,980,000 Montgomery County, OH, Variable Rate Limited Obligation             4,980,000
                      Revenue Bonds (Series 1996) Weekly VRDNs (Society of
                      St.Vincent De Paul)/(National City Bank, Dayton, OH LOC)
            1,630,000 Montgomery, OH IDA Weekly VRDNs (Bethesda Two Limited               1,630,000
                      Partnership)/(Huntington National Bank, Columbus, OH LOC)
            2,500,000 Ohio State Water Development Authority, Multimodal Water            2,500,000
                      Development (Series 1993) Weekly VRDNs (Timken
                      Co.)/(Wachovia Bank of Georgia N.A., Atlanta LOC)
            8,000,000 Ohio State Water Development Authority, Pollution Control           8,000,000
                      Revenue Refunding Bonds (Series 1997) Weekly VRDNs (Philip
                      Morris Cos., Inc.)
            6,900,000 Rickenbacker, OH Port Authority, (Series 1992) Weekly VRDNs         6,900,000
                      (Rickenbacker Holdings, Inc.)/ (Bank One, Ohio, N.A. LOC)
            1,000,000 Twinsburg, OH IDA Weekly VRDNs (Carl J Massara                      1,000,000
                      Project)/(KeyBank, N.A. LOC)
            1,915,000 Wayne County, OH, Health Care Facility Revenue Bonds                1,915,000
                      (Series 1995) Weekly VRDNs (D & M Realty Project)/(Bank
                      One, Ohio, N.A. LOC)
                          TOTAL                                                         120,820,000
 OKLAHOMA--4.2%
           66,500,000 Oklahoma State Industrial Authority, Flexible Rate Hospital        66,500,000
                      Revenue Bonds (Series 1990B) Weekly VRDNs (Baptist Medical
                      Center, OK)/(Morgan Guaranty Trust Co., New York LIQ)

TAX-FREE OBLIGATIONS FUND

      PRINCIPAL
       AMOUNT                                                                           VALUE

 (A) SHORT-TERM MUNICIPALS--CONTINUED
 OKLAHOMA--CONTINUED
 $         27,700,000 Oklahoma State Industrial Authority, Health System Revenue   $     27,700,000
                      Bonds (Series 1995A) Weekly VRDNs (Baptist Medical Center,
                      OK)/(Morgan Guaranty Trust Co., New York LIQ)
           10,940,000 Tulsa, OK International Airport, Variable Rate Certificates        10,940,000
                      (Series 1997B-2) Weekly VRDNs (MBIA INS)/(Bank of America
                      NT and SA, San Francisco LIQ)
                          TOTAL                                                         105,140,000
 OREGON--0.5%
            2,000,000 Oregon Health, Housing & Cultural Facilities Authority,             2,000,000
                      Revenue Bonds (1995 Series A) Weekly VRDNs (Guide Dogs for
                      the Blind, Inc. Project)/(Banque Nationale de Paris LOC)
            4,950,000 Oregon Health, Housing & Cultural Facilities Authority,             4,950,000
                      Variable Rate Health Facilities Revenue Bonds (1995 Series
                      A) Weekly VRDNs (Evangelical Lutheran Good Samaritan
                      Society)/ (U.S. Bank, N.A., Minneapolis LOC)
            5,000,000 Portland Community College District, OR, (Series 1997),             5,006,715
                      4.25% TRANs, 6/30/1998
                          TOTAL                                                          11,956,715
 PENNSYLVANIA--7.6%
            4,560,000 Allegheny County, PA IDA, Commercial Development Revenue            4,560,000
                      Bonds (Series 1992) Weekly VRDNs (Eleven Parkway Center
                      Associates)/(Mellon Bank N.A., Pittsburgh LOC)
            3,040,000 Allegheny County, PA IDA, Variable Rate Demand Revenue              3,040,000
                      Bonds (Series A of 1997) Weekly VRDNs (Jewish Community
                      Center)/(National City, Pennsylvania LOC)
            5,000,000 Allegheny County, PA IDA, Variable Rate Demand Revenue              5,000,000
                      Bonds (Series B of 1997) Weekly VRDNs (Jewish Community
                      Center)/(National City, Pennsylvania LOC)
            5,000,000 Allegheny County, PA Port Authority, (Series A of 1997,             5,000,000
                      3.85% GANs (PNC Bank, N.A. LOC), 6/30/1998
            4,250,000 Beaver County, PA IDA, PCR Refunding Bonds (1992 Series-E),         4,250,000
                      3.80% CP (Toledo Edison Co.)/ (Toronto-Dominion Bank LOC),
                      Mandatory Tender 12/1/1998
            5,100,000 Beaver County, PA IDA, PCR Refunding Bonds (1994 Series),           5,100,000
                      3.63% CP (Duquesne Light Power Co.)/(Swiss Bank Corp.,
                      Basle LOC), Mandatory Tender 6/9/1998
            3,000,000 Clinton County, PA, IDA Weekly VRDNs (Armstrong World               3,000,000
                      Industries, Inc.)/(Mellon Bank N.A., Pittsburgh LOC)
           29,595,000 Dauphin County, PA General Authority, (Education and Health        29,595,000
                      Loan Program, Series 1997) Weekly VRDNs (AMBAC INS)/(Chase
                      Manhattan Bank N.A., New York LIQ)
            5,000,000 Dauphin County, PA General Authority, (Series A of 1997)            5,000,000
                      Weekly VRDNs (Allhealth Pooled Financing Program)/(FSA
                      INS)/(Credit Suisse First Boston LIQ)
            4,900,000 Delaware County Authority, PA, Hospital Revenue Bonds               4,900,000
                      (Series of 1996) Weekly VRDNs (Crozer-Chester Medical
                      Center)/(Kredietbank N.V., Brussels LOC)
            3,000,000 Doylestown Hospital Authority, PA, Doylestown Hospital              3,000,000
                      Revenue Bonds Weekly VRDNs (AMBAC INS)/(PNC Bank, N.A. LIQ)
            3,000,000 Easton Area School District, PA, (Series 1997) Weekly VRDNs         3,000,000
                      (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)

TAX-FREE OBLIGATIONS FUND

      PRINCIPAL
       AMOUNT                                                                           VALUE

 (A) SHORT-TERM MUNICIPALS--CONTINUED
 PENNSYLVANIA--CONTINUED
 $         31,500,000 Erie County, PA Hospital Authority Weekly VRDNs (St.         $     31,500,000
                      Vincent Health System)/(Mellon Bank N.A., Pittsburgh LOC)
           10,940,000 Lancaster County, PA Hospital Authority, Health Center             10,940,000
                      Revenue Bonds (Series 1996) Weekly VRDNs (Masonic
                      Homes)/(First Union National Bank, Charlotte, NC LIQ)
           14,205,000 Lancaster, PA Higher Education Authority, (Series 1997)            14,205,000
                      Weekly VRDNs (Franklin and Marshall College Project)/(Chase
                      Manhattan Bank N.A., New York LIQ)
            4,565,000 Lehigh County, PA General Purpose Authority, Revenue Bonds          4,565,000
                      (Series 1990) Weekly VRDNs (Phoebe Terrace,
                      Inc.)/(Corestates Bank N.A., Philadelphia, PA LOC)
            6,600,000 Montgomery County, PA IDA, Commercial Development Revenue           6,600,000
                      Bonds (Series 1992) Weekly VRDNs (Hickory Pointe
                      Project)/(First Union National Bank, North LOC)
            4,900,000 North Lebanon Township, PA, Municipal Authority Mortgage            4,900,000
                      Bonds Weekly VRDNs (Grace Community, Inc.)/(Corestates Bank
                      N.A., Philadelphia, PA LOC)
            2,500,000 Northampton County, PA Higher Education Authority, PA-176           2,500,000
                      Weekly VRDNs (MBIA INS)/ (Merrill Lynch Capital Services,
                      Inc. LIQ)
           19,670,000 Pennsylvania Housing Finance Authority, PT-119A (Series            19,670,000
                      1997-56C) Weekly VRDNs (Credit Suisse First Boston LIQ)
            2,000,000 Pennsylvania State Higher Education Facilities Authority,           2,009,042
                      (Series B1), 4.50% TOBs (Allentown College of St. Francis
                      de Sales)/(PNC Bank, N.A. LOC), Mandatory Tender 11/1/1998
            3,000,000 Pennsylvania State Higher Education Facilities Authority,           3,013,563
                      (Series B2), 4.50% TOBs (Carlow College)/(PNC Bank, N.A.
                      LOC), Optional Tender 11/1/1998
            3,245,000 (b)Pennsylvania State University, PT-157 (Series 1992),             3,245,000
                      3.75% TOBs (Rabobank Nederland, Utrecht LIQ), Optional
                      Tender 1/14/1999
            1,600,000 Philadelphia Redevelopment Authority, Multifamily Revenue           1,600,000
                      Bonds (Series 1985) Weekly VRDNs (Franklin Town
                      Towers)/(Marine Midland Bank N.A., Buffalo, NY LOC)
            7,075,000 Philadelphia, PA IDA, (Series 93) Weekly VRDNs (Sackett             7,075,000
                      Development)/(Mellon Bank N.A., Pittsburgh LOC)
            2,200,000 Sayre, PA, Health Care Facilities Authority, VHA PA Capital         2,200,000
                      Financing Program (Series A) Weekly VRDNs (VHA of
                      Pennsylvania)/(AMBAC INS)/(Mellon Bank N.A., Pittsburgh
                      LIQ)
            1,900,000 Washington County, PA Hospital Authority Weekly VRDNs               1,900,000
                      (Keystone Diversified Management Corp.)/(Mellon Bank N.A.,
                      Pittsburgh LOC)
                          TOTAL                                                         191,367,605
 RHODE ISLAND--0.3%
            6,300,000 East Providence, RI, 4.10% TANs, 7/7/1998                           6,310,623
 TENNESSEE--4.2%
            9,000,000 Chattanooga, TN HEFA Weekly VRDNs (Mccallie                         9,000,000
                      School)/(SunTrust Bank, Atlanta LOC)
            8,200,000 Chattanooga, TN HEFA Weekly VRDNs (Sisken                           8,200,000
                      Hospital)/(Sumitomo Bank Ltd., Osaka LOC)
           13,800,000 Chattanooga, TN HEFA Weekly VRDNs (Sisken                          13,800,000
                      Hospital)/(Sumitomo Bank Ltd., Osaka LOC)
            1,800,000 Jackson County, TN IDB, (Series B) Daily VRDNs (Esselte             1,800,000
                      AB)/(Bank of America Illinois LOC)

TAX-FREE OBLIGATIONS FUND

      PRINCIPAL
       AMOUNT                                                                           VALUE

 (A) SHORT-TERM MUNICIPALS--CONTINUED
 TENNESSEE--CONTINUED
 $          3,715,000 Maury County, TN HEFA, (Series 1996E) Weekly VRDNs           $      3,715,000
                      (Southern Healthcare Systems, Inc.)/ (Bank One, Texas N.A.
                      LOC)
            5,775,000 Memphis, TN Center City Revenue Finance Corp., (Series              5,775,000
                      1996A) Weekly VRDNs (South Bluffs)/ (National Bank of
                      Commerce, Memphis, TN LOC)
            2,700,000 Memphis, TN, General Improvement Refunding Bonds, (Series           2,700,000
                      1995A) Weekly VRDNs (Westdeutsche Landesbank Girozentrale
                      LOC)
            1,000,000 Memphis, TN, General Improvement Refunding Bonds, (Series           1,000,000
                      1995A) Weekly VRDNs (Westdeutsche Landesbank Girozentrale
                      LOC)
            4,080,000 Metropolitan Government Nashville & Davidson County, TN             4,080,000
                      HEFA, Educational Facilities Revenue Bonds (Series 1997)
                      Weekly VRDNs (Belmont University Project)/(SunTrust Bank,
                      Nashville LOC)
           34,300,000 Metropolitan Government Nashville & Davidson County, TN            34,300,000
                      HEFA, Hospital Revenue Bonds, (Series 1992), 3.75% CP
                      (Baptist Hospital, Inc. (TN))/(Nationsbank, N.A., Charlotte
                      LOC), Mandatory Tender 4/27/1998
            4,700,000 Roane, TN IDB, (Series 1982) Monthly VRDNs (Fortafil                4,700,000
                      Fibers, Inc. Project)/(ABN AMRO Bank N.V., Amsterdam LOC)
           10,000,000 Sevier County, TN Public Building Authority, Local                 10,000,000
                      Government Public Improvement Bonds, (Series II-G-1) Weekly
                      VRDNs (AMBAC INS)/(Kredietbank N.V., Brussels LIQ)
            3,500,000 Sevier County, TN Public Building Authority, Local                  3,500,000
                      Government Public Improvement Bonds, (Series II-G-3) Weekly
                      VRDNs (AMBAC INS)/(Kredietbank N.V., Brussels LIQ)
            2,000,000 Washington County, TN IDB, Revenue Refunding Bonds (Series          2,000,000
                      1996) Weekly VRDNs (Springbrook Properties
                      Project)/(SunTrust Bank, Nashville LOC)
                          TOTAL                                                         104,570,000
 TEXAS--8.4%
           16,800,000 Austin, TX Utilities System, (Series 1997) PT-127 Weekly           16,800,000
                      VRDNs (FSA INS)/(Merrill Lynch Capital Services, Inc. LIQ)
           10,300,000 Board of Regents of The University of Texas, (Series A),           10,300,000
                      3.80% CP, Mandatory Tender 2/26/1998
            3,660,000 Dallas, TX, (Series C), 3.95% TOBs, Optional Tender                 3,660,000
                      6/15/1998
              400,000 Grapevine, TX, IDC, SimuFlite Training International                  400,000
                      Project (Series 1993) Weekly VRDNs (Southern Air Transport,
                      Inc.)/(Bank of Montreal LOC)
            5,500,000 Harris County, TX, Toll Road Unlimited Tax and Sub Lien             5,500,000
                      Revenue (Series 1994-H) Weekly VRDNs (Morgan Guaranty Trust
                      Co., New York LIQ)
            1,620,000 North Richland Hills, TX IDC Weekly VRDNs (Tecnol,                  1,620,000
                      Inc.)/(Nationsbank, N.A., Charlotte LOC)
           40,000,000 Plano ISD, TX, Variable Rate Unlimited Tax School Building         40,000,142
                      Bonds, (Series 1997), 3.86% TOBs (Texas Permanent School
                      Fund Guarantee Program GTD)/(Union Bank of Switzerland,
                      Zurich LIQ), Mandatory Tender 2/5/1998
            3,875,000 Sabine River, TX IDA, (Pooled Series 1984Q), 3.65% TOBs             3,872,171
                      (Northeast TX Electric Cooperative, Inc.)/(National Rural
                      Utilities Cooperative Finance Corp. GTD), Optional Tender
                      2/15/1998

TAX-FREE OBLIGATIONS FUND

      PRINCIPAL
       AMOUNT                                                                           VALUE

 (A) SHORT-TERM MUNICIPALS--CONTINUED
 TEXAS--CONTINUED
 $         12,200,000 San Antonio, TX, Waste System (Series 1995), 3.80% CP        $     12,200,000
                      (Westdeutsche Landesbank Girozentrale LIQ), Mandatory
                      Tender 2/26/1998
            6,480,000 TX Pooled Tax Exempt Trust, Certificates of Participation           6,480,000
                      (Series 1996) Weekly VRDNs (Bank One, Texas N.A. LOC)
           19,300,000 Texas State Public Finance Authority, (Series 1993A), 3.65%        19,300,000
                      CP (Texas State), Mandatory Tender 2/11/1998
           16,800,000 Texas State Public Finance Authority, (Series 1993A), 3.65%        16,800,000
                      CP (Texas State), Mandatory Tender 6/8/1998
           73,500,000 Texas State, (Series A), 4.75% TRANs, 8/31/1998                    73,906,746
                          TOTAL                                                         210,839,059
 VERMONT--0.0%
            1,000,000 Vermont Educational and Health Buildings Financing Agency,          1,000,000
                      (Series 1995A) Weekly VRDNs (KeyBank, N.A. LOC)
 VIRGINIA--0.6%
            5,000,000 Roanoke, VA IDA, Series B Weekly VRDNs (Carillion Health            5,000,000
                      System)/(Morgan Guaranty Trust Co., New York LIQ)
            9,600,000 York County, VA IDA, (Series 1985), 3.85% CP (Virginia              9,600,000
                      Electric Power Co.), Mandatory Tender 4/6/1998
                          TOTAL                                                          14,600,000
 WASHINGTON--0.5%
            2,200,000 Port of Seattle, WA, IDR Bonds (Series 1985) Weekly VRDNs           2,200,000
                      (Douglas Management Co. Project)/(Mellon Bank N.A.,
                      Pittsburgh LOC)
            8,400,000 State of Washington, (Series VR-96B) Weekly VRDNs                   8,400,000
                      (Landesbank Hessen-Thueringen, Frankfurt LIQ)
            2,000,000 Washington State Housing Finance Commission, (1997 Series           2,000,000
                      5N-S), 3.85% TOBs, Mandatory Tender 12/15/1998
                          TOTAL                                                          12,600,000
 WEST VIRGINIA--0.7%
           15,430,000 Cabell County Commission, WV, Life Care Facilities                 15,430,000
                      Multi-Option Revenue Bonds (Series 1995) Weekly VRDNs
                      (Foster Foundation)/(Huntington National Bank, Columbus, OH
                      LOC)
            3,000,000 Marshall County, WV, PCR (Series 1992) Weekly VRDNs (PPG            3,000,000
                      Industries, Inc.)
                          TOTAL                                                          18,430,000
 WISCONSIN--2.1%
            3,250,000 Hancock, WI, Industrial Development Revenue Refunding Bonds         3,250,000
                      (Series 1996) Weekly VRDNs (Ore-Ida Foods, Inc.)/(Heinz
                      (H.J.) Co. GTD)
            5,175,000 Kettle Moraine, WI School District, 4.10% TRANs, 8/31/1998          5,179,612
            3,200,000 Lodi, WI School District, 4.40% BANs, 4/15/1998                     3,200,000

TAX-FREE OBLIGATIONS FUND

      PRINCIPAL
       AMOUNT                                                                           VALUE

 (A) SHORT-TERM MUNICIPALS--CONTINUED
 WISCONSIN--CONTINUED
 $          6,700,000 Menomonee Falls, WI School District, 4.10% TRANs, 8/28/1998  $      6,705,499
            7,900,000 New Berlin, WI, 4.10% TRANs, 8/27/1998                              7,909,543
            3,750,000 Verona, WI Area School District, 3.95% TRANs, 8/26/1998             3,750,400
           21,590,000 Wisconsin Health and Educational Facilities Authority,             21,590,000
                      MERLOTs (Series 1997 B) Weekly VRDNs (Sinai Samaritan
                      Medical Center, Inc.)/(MBIA INS)/(Corestates Bank N.A.,
                      Philadelphia, PA LIQ)
                          TOTAL                                                          51,585,054
 WYOMING--0.1%
            1,125,000 Natrona County, WY, Hospital Revenue, 5.525% TOBs (Grainger         1,125,000
                      (W.W.), Inc.), Optional Tender 6/1/1998
                          TOTAL INVESTMENTS (AT AMORTIZED COST)(C)                  $ 2,524,025,703

(a) The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, Inc., F-1+, F-1, and F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At January 31, 1998, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value (Unaudited)

 FIRST TIER   SECOND TIER
   100.00%       0.00%
(b) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At January 31, 1998, these securities amounted to $36,785,000 which represents 1.5% of net assets.

(c) Cost for federal tax purposes $2,524,025,703.

Note: The categories of investments are shown as a percentage of net assets ($2,515,090,079) at January 31, 1998.

The following acronyms are used throughout this portfolio: ACES --Adjustable Convertible Extendable Securities AMBAC --American Municipal Bond Assurance Corporation BANs --Bond Anticipation Notes CP --Commercial Paper EDC --Economic Development Commission EDR --Economic Development Revenue FGIC --Financial Guaranty Insurance Company FHA --Federal Housing Administration FSA --Financial Security Assurance GANs --Grant Anticipation Notes GO --General Obligation GTD --Guaranty HEFA --Health and Education Facilities Authority HFA --Housing Finance Authority IDA --Industrial Development Authority IDB --Industrial Development Bond IDC --Industrial Development Corporation IDR --Industrial Development Revenue IDRB --Industrial Development Revenue Bond IFA --Industrial Finance Authority INS --Insured ISD --Independent School District LIQ --Liquidity Agreement LOCs --Letter(s) of Credit LOC --Letter of Credit MBIA --Municipal Bond Investors Assurance MERLOTs --Municipal Exempt Receipts--Liquidity Optional Tender Series PCR --Pollution Control Revenue PC --Participation Certificate PCFA --Pollution Control Finance Authority PFA --Public Facility Authority PLC --Public Limited Company RANs --Revenue Anticipation Notes TANs --Tax Anticipation Notes TOBs --Tender Option Bonds TRANs --Tax and Revenue Anticipation Notes VHA --Veterans Housing Administration VR --Variable Rate VRDB --Variable Rate Demand Bond VRDNs --Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF ASSETS AND LIABILITIES

                         TAX-FREE OBLIGATIONS FUND

                        JANUARY 31, 1998 (UNAUDITED)

 ASSETS:
 Total investments in securities, at amortized cost and value                       $ 2,524,025,703
 Cash                                                                                    26,717,164
 Income receivable                                                                       19,935,540
   Total assets                                                                       2,570,678,407
 LIABILITIES:
 Payable for investments purchased                                  $ 48,282,564
 Income distribution payable                                           7,034,574
 Accrued expenses                                                        271,190
   Total liabilities                                                                     55,588,328
 Net Assets for 2,515,102,428 shares outstanding                                    $ 2,515,090,079
 NET ASSETS CONSIST OF:
 Paid in capital                                                                    $ 2,515,102,428
 Accumulated net realized loss on investments                                               (12,349)
   Total Net Assets                                                                 $ 2,515,090,079
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER
 SHARE:
 INSTITUTIONAL SHARES:
 $1,747,001,571 / 1,747,020,824 shares outstanding                                            $1.00
 INSTITUTIONAL SERVICE SHARES:
 $768,088,508 / 768,081,604 shares outstanding                                                $1.00

(See Notes which are an integral part of the Financial Statements)

                           STATEMENT OF OPERATIONS

                         TAX-FREE OBLIGATIONS FUND

                SIX MONTHS ENDED JANUARY 31, 1998 (UNAUDITED)

 INVESTMENT INCOME:
 Interest                                                                              $ 43,789,302
 EXPENSES:
 Investment advisory fee                                                $   2,354,195
 Administrative personnel and services fee                                    888,285
 Custodian fees                                                                76,511
 Transfer and dividend disbursing agent fees and                               39,842
 expenses
 Directors'/Trustees' fees                                                      9,384
 Auditing fees                                                                  7,544
 Legal fees                                                                     8,096
 Portfolio accounting fees                                                    108,293
 Shareholder services fee--Institutional Shares                             2,136,012
 Shareholder services fee--Institutional Service                              806,732
 Shares
 Share registration costs                                                      33,672
 Printing and postage                                                          12,512
 Insurance premiums                                                             9,384
 Taxes                                                                          2,024
 Miscellaneous                                                                 10,120
   Total expenses                                                           6,502,606
 Waivers--
   Waiver of investment advisory fee                    $ (1,153,875)
   Waiver of shareholder services fee--Institutional      (2,136,012)
 Shares
     Total waivers                                                         (3,289,887)
       Net expenses                                                                       3,212,719
         Net investment income                                                           40,576,583
 Net realized gain on investments                                                            85,706
   Change in net assets resulting from operations                                      $ 40,662,289

(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF CHANGES IN NET ASSETS

                          TAX-FREE OBLIGATIONS FUND

                                                                SIX MONTHS
                                                                  ENDED
                                                                (UNAUDITED)         YEAR ENDED
                                                             JANUARY 31, 1998      JULY 31, 1997
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                        $     40,576,583   $       72,319,761
 Net realized gain (loss) on investments ($85,706 net gain              85,706               (9,927)
 and $107,581 net loss, respectively, as computed for
 federal tax purposes)
   Change in net assets resulting from operations                   40,662,289           72,309,834
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income
   Institutional Shares                                            (29,990,754)         (56,940,629)
   Institutional Service Shares                                    (10,585,829)         (15,379,132)
     Change in net assets resulting from distributions to          (40,576,583)         (72,319,761)
     shareholders
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                    7,058,689,239       12,978,635,504
 Net asset value of shares issued to shareholders in                 5,058,140            9,465,909
 payment of distributions declared
 Cost of shares redeemed                                        (6,610,906,012)     (12,847,315,602)
   Change in net assets resulting from share transactions          452,841,367          140,785,811
     Change in net assets                                          452,927,073          140,775,884
 NET ASSETS:
 Beginning of period                                             2,062,163,006        1,921,387,122
 End of period (including undistributed net investment        $  2,515,090,079   $    2,062,163,006
 income of $0 and $24,515, respectively)

(See Notes which are an integral part of the Financial Statements)

                 FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                   SIX MONTHS
                                                      ENDED
                                                   (UNAUDITED)
                                                   JANUARY 31,                     YEAR ENDED JULY 31,
                                                       1998           1997        1996        1995      1994       1993
 NET ASSET VALUE, BEGINNING OF PERIOD               $ 1.00          $ 1.00       $ 1.00      $ 1.00    $ 1.00     $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                              0.02            0.03         0.03        0.04      0.02       0.03
 LESS DISTRIBUTIONS
   Distributions from net investment income          (0.02)          (0.03)       (0.03)      (0.04)    (0.02)     (0.03)
 NET ASSET VALUE, END OF PERIOD                     $ 1.00          $ 1.00       $ 1.00      $ 1.00    $ 1.00     $ 1.00
 TOTAL RETURN(A)                                      1.78%           3.49%        3.55%       3.64%     2.45%      2.54%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                           0.20%*          0.20%        0.20%       0.20%     0.20%      0.20%
   Net investment income                              3.51%*          3.43%        3.46%       3.62%     2.41%      2.49%
   Expense waiver/ reimbursement(b)                   0.35%*          0.35%        0.36%       0.39%     0.15%      0.14%
 SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)      $1,747,002      $1,474,180   $1,514,979  $1,295,458  $789,755   $454,119

* Computed on an annualized basis.

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

             FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                 SIX MONTHS
                                                   ENDED
                                                (UNAUDITED)
                                                 JANUARY 31,           YEAR ENDED JULY 31,
                                                    1998        1997       1996       1995    1994(A)
 NET ASSET VALUE, BEGINNING OF PERIOD              $ 1.00      $ 1.00     $ 1.00     $ 1.00   $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                             0.02        0.03       0.03       0.03    0.002
 LESS DISTRIBUTIONS
   Distributions from net investment income         (0.02)      (0.03)     (0.03)     (0.03)  (0.002)
 NET ASSET VALUE, END OF PERIOD                    $ 1.00      $ 1.00     $ 1.00     $ 1.00   $ 1.00
 TOTAL RETURN(B)                                     1.66%       3.24%      3.29%      3.39%    0.18%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                          0.45%*      0.45%      0.45%      0.45%    0.39%*
   Net investment income                             3.28%*      3.19%      3.22%      3.48%    3.04%*
   Expense waiver/reimbursement(c)                   0.10%*      0.10%      0.11%      0.14%    0.15%*
 SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)       $768,089    $587,983   $406,408   $252,016  $25,148

* Computed on an annualized basis.

(a) Reflects operations for the period from July 5, 1994 (date of initial public investment) to July 31, 1994.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

                        NOTES TO FINANCIAL STATEMENTS

                         TAX-FREE OBLIGATIONS FUND

                        JANUARY 31, 1998 (UNAUDITED)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Tax-Free Obligations Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide dividend income exempt from federal regular income tax consistent with the stability of principal.

The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

At July 31, 1997, the Fund, for federal tax purposes, had a capital loss carryforward of $163,650, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

 EXPIRATION YEAR     EXPIRATION AMOUNT
           2001             $ 580
           2002            19,220
           2004            36,269
           2005           107,581
Additionally, net capital losses of $16,488 attributable to security transactions incurred after October 31, 1996, are treated as arising on the first day of the Fund's next taxable year.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon restoration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration upon exercise or a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Investment Company Act of 1940.

Additional information on the restricted securities held at January 31, 1998 are as follows:

                                                   ACQUISITION  ACQUISITION
SECURITY                                              DATE         COST
 Illinois Development Finance Authority, PT-131 10/2/1997 $ 6,000,000 (Series 1995A)
 Maryland State Community Development               8/27/1997    27,540,000
 Administration, (Series 1997), PT-123
 Pennsylvania State University, PT-157 (Series      1/29/1998     3,245,000
 1992)

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At January 31, 1998, capital paid-in aggregated $2,515,102,428. Transactions in shares were as follows:

                                   Six Months
                                   (Unaudited)
                                                                       Ended           Year Ended
 Institutional Shares                                             January 31, 1998    July 31, 1997
 Shares sold                                                        5,579,516,184     11,143,842,232
 Shares issued to shareholders in payment of distributions              3,234,351          7,389,962
 declared
 Shares redeemed                                                   (5,309,985,871)   (11,192,024,289)
   Net change resulting from Institutional Share transactions         272,764,664        (40,792,095)

                                   Six Months
                                   (Unaudited)
                                                                       Ended            Year Ended
 Institutional Service Shares                                      January 31, 1998    July 31, 1997
 Shares sold                                                        1,479,173,055      1,834,793,272
 Shares issued to shareholders in payment of distributions              1,823,789          2,075,947
 declared
 Shares redeemed                                                   (1,300,920,141)    (1,655,291,313)
   Net change resulting from Institutional Service Share              180,076,703        181,577,906
 transactions
     Net change resulting from share transactions                     452,841,367        140,785,811

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.20% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

INTERFUND TRANSACTIONS

During the period ended January 31, 1998, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $2,298,830,000 and $2,182,048,437, respectively.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

                                  TRUSTEES

                               John F. Donahue

                              Thomas G. Bigley

                             John T. Conroy, Jr.

                             William J. Copeland

                           J. Christopher Donahue

                                James E. Dowd

                           Lawrence D. Ellis, M.D.

                           Edward L. Flaherty, Jr.

                               Peter E. Madden

                             John E. Murray, Jr.

                              Wesley W. Posvar

                              Marjorie P. Smuts

                                  OFFICERS

                               John F. Donahue

                                  Chairman

                           J. Christopher Donahue

                                  President

                             Edward C. Gonzales

                          Executive Vice President

                              John W. McGonigle

             Executive Vice President, Treasurer, and Secretary

                              Richard B. Fisher

                               Vice President

                              Anthony R. Bosch

                             Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

                                    NOTES

[Graphic]

Tax-Free Obligations Fund

SEMI-ANNUAL REPORT TO SHAREHOLDERS JANUARY 31, 1998

Federated Securities Corp., Distributor
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
1-800-341-7400
www.federatedinvestors.com

Cusip 60934N401
Cusip 60934N880
0022807 (3/98)






                             PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for Treasury Obligations Fund, a portfolio of Money Market Obligations Trust. This report covers the first half of the fund's fiscal year, which is the six-month period ended January 31, 1998. It begins with an investment review of the short-term Treasury market from the fund's portfolio manager. Following the investment review are the fund's portfolio of investments and financial statements.

Over the six-month reporting period, dividends paid to shareholders of the fund's Institutional Shares, Institutional Service Shares, and Institutional Capital Shares, each totaled $0.03 per share. At the end of the reporting period, net assets topped the $10 billion mark.

In Treasury Obligations Fund, your ready cash is at work pursuing daily income--along with the additional advantages of daily liquidity and stability of principal*--by investing exclusively in short-term U.S Treasury obligations and in repurchase agreements collateralized by these obligations.

Thank you for your confidence in the daily earning power of Treasury Obligations Fund. As always, your questions and comments are welcome.

Sincerely,

[Graphic]

J. Christopher Donahue
President
March 15, 1998

* Money market funds seek to maintain a stable net asset value of $1.00 per share. There is no assurance that they will be able to do so. An investment in the fund is not insured or guaranteed by the U.S. government.

                              INVESTMENT REVIEW

Treasury Obligations Fund, which is rated AAAm* by Standard & Poor's ("S&P") and Aaa* by Moody's Investors Service, Inc., ("Moody's") is invested in direct obligations of the U.S. Treasury either in the form of notes and bills or as collateral for repurchase agreements. Recently, the fund has been managed within a 35- to 45-day average maturity range, a neutral stance for the fund.

Over the six-month period ended January 31, 1998, the Federal Reserve Board (the "Fed") stood pat in the face of economic growth that continued to exceed the 2.5% pace thought to be the non-inflationary potential. The federal funds target remained at 5.5%, where it has been since the Fed tightened monetary policy in March 1997. With gross domestic product ("GDP") growth at 3.1% over the third quarter of 1997, expectation was built for the need for an additional tightening from the Fed as added insurance against inflation. However, dramatic declines in the Asian equity markets curtailed this expectation, and overseas developments dominated the rest of the fourth quarter of 1997. Although GDP growth expanded at close to 4.0% over this period, the Fed kept monetary policy unchanged.

Aside from economic fundamentals, movements in short-term interest rates on Treasury securities were driven by other factors as well over the reporting period. The yield on the three-month Treasury bill, for example, began the period at 5.2% and traded down to 4.9% by late September in response to quarter-end window-dressing and a reduction in the overall supply of Treasury bills. It rose briefly to 5.1% in early October, but was driven downward to below 5.0% again as the alarming declines in the overseas markets resulted in a flight-to-quality to Treasuries. The yield rose to 5.2% by early November as the immediate crisis subsided, and then climbed steadily to 5.4% as overseas investors--primarily Japanese--sold their Treasury holdings to help meet liquidity needs back home. Early in January 1998, the pendulum swung back again, as growing speculation that the impact on the domestic economy from the troubles in Asia might be so great that the Fed might actually have to ease monetary policy gripped the market. The yield on the three-month Treasury bill fell again to 5% as a result. These fears receded somewhat by mid-month, and the yield rose to close the reporting period at 5.2%. Movements in longer-term securities in the money market universe (i.e., those between six months and one year) were slightly less affected by the technical supply and flight-to-quality influences, but traded overall along with the shorter security and maintained a healthy bid.

The fund was targeted in a 35- to 45-day average maturity range over the reporting period, essentially a neutral stance for the portfolio. Once an average maturity range was established, the fund maximized performance through ongoing relative value analysis. The fund's structure remained barbelled over the reporting period, as a yield advantage continued to exist for repurchase agreements relative to other short-term investments. The fund combined a significant percentage in these repurchase agreements--primarily on an overnight basis--with purchases of securities with 6- to 12-month maturities. This portfolio structure continued to provide a competitive yield.

The risks to the Fed at this juncture appear to be balanced, with the threat of higher inflation stemming from tight labor markets being potentially offset by the as-yet-unknown impact of the Asian "flu." The Fed should be content to "wait and see" until the effects on the domestic economy are better understood - which should become more clear over the second quarter of 1998. We would expect to maintain our current neutral positioning over this period. However, changing economic and market developments are continuously monitored to best serve our clients attracted to the short term U.S. government market.

* An AAAm rating is obtained after S&P evaluates a number of factors, including credit quality, market price exposure, and management. S&P monitors the portfolio weekly for developments that could cause changes in the ratings. Money market funds and bond funds rated Aaa by Moody's are judged to be of an investment quality similar to Aaa-rated fixed-income obligations, that is, they are judged to be of the best quality. These ratings do not remove market risks and are subject to change.

                          PORTFOLIO OF INVESTMENTS

                         TREASURY OBLIGATIONS FUND

                        JANUARY 31, 1998 (UNAUDITED)

       PRINCIPAL
         AMOUNT                                                                         VALUE

 SHORT-TERM U.S. TREASURY OBLIGATIONS--15.5%
 $            53,000,000 (a)U.S. Treasury Bills--0.5% 5.630% - 5.960%, 5/28/1998  $      51,953,110
                         - 6/25/1998
           1,497,000,000 U.S. Treasury Notes--15.0% 4.750% - 9.250%, 4/15/1998 -      1,497,996,795
                         11/30/1998
                             Total Short-Term U.S. Treasury Obligations               1,549,949,905
 (B)REPURCHASE AGREEMENTS--84.6%
             327,000,000 ABN AMRO Chicago Corp., 5.620%, dated 1/30/1998, due           327,000,000
                         2/2/1998
             252,000,000 Aubrey G. Lanston and Company, Inc., 5.600%, dated             252,000,000
                         1/30/1998, due 2/2/1998
              50,000,000 BA Securities, Inc., 5.600%, dated 1/30/1998, due               50,000,000
                         2/2/1998
             400,000,000 BT Securities Corp., 5.610%, dated 1/30/1998, due              400,000,000
                         2/2/1998
             227,000,000 Bank of Tokyo-Mitsubishi Ltd., 5.620%, dated 1/30/1998,        227,000,000
                         due 2/2/1998
             224,000,000 Barclays de Zoete Wedd Securities, Inc., 5.600%, dated         224,000,000
                         1/30/1998, due 2/2/1998
             257,000,000 CIBC Wood Gundy Securities Corp., 5.600%, dated                257,000,000
                         1/30/1998, due 2/2/1998
             100,000,000 CIBC Wood Gundy Securities Corp., 5.610%, dated                100,000,000
                         1/30/1998, due 2/2/1998
             400,000,000 Deutsche Bank Government Securities, Inc., 5.600%,             400,000,000
                         dated 1/30/1998, due 2/2/1998
             452,000,000 Donaldson, Lufkin and Jenrette Securities Corp.,               452,000,000
                         5.600%, dated 1/30/1998, due 2/2/1998
             192,000,000 First Chicago Capital Markets, Inc., 5.600%, dated             192,000,000
                         1/30/1998, due 2/2/1998
             402,000,000 First Union Capital Markets, 5.600%, dated 1/30/1998,          402,000,000
                         due 2/2/1998
             696,660,000 Goldman Sachs Group, LP, 5.600%, dated 1/30/1998, due          696,660,000
                         2/2/1998
             455,000,000 Greenwich Capital Markets, Inc., 5.600%, dated                 455,000,000
                         1/30/1998, due 2/2/1998
             380,000,000 Harris Government Security, Inc., 5.620%, dated                380,000,000
                         1/30/1998, due 2/2/1998
             420,000,000 Salomon Smith Barney Holdings, Inc., 5.610%, dated             420,000,000
                         1/30/1998, due 2/2/1998
             400,000,000 Societe Generale Securities Corp., 5.600%, dated               400,000,000
                         1/30/1998, due 2/2/1998
              40,000,000 Societe Generale, New York, 5.600%, dated 1/30/1998,            40,000,000
                         due 2/2/1998
              90,000,000 State Street Bank and Trust Co., 5.600%, dated                  90,000,000
                         1/30/1998, due 2/2/1998
             500,000,000 Swiss Bank Capital Markets, 5.600%, dated 1/30/1998,           500,000,000
                         due 2/2/1998
             355,905,000 Swiss Bank Capital Markets, 5.610%, dated 1/30/1998,           355,905,000
                         due 2/2/1998
             225,000,000 UBS Securities, Inc., 5.590%, dated 1/30/1998, due             225,000,000
                         2/2/1998
             330,000,000 UBS Securities, Inc., 5.620%, dated 1/30/1998, due             330,000,000
                         2/2/1998
             252,000,000 Westdeutsche Landesbank Girozentrale, 5.600%, dated            252,000,000
                         1/30/1998, due 2/2/1998
             208,000,000 (c)Goldman Sachs Group, LP, 5.440%, dated 1/30/1998,           208,000,000
                         due 4/30/1998
             150,000,000 (c)Goldman Sachs Group, LP, 5.480%, dated 1/6/1998, due        150,000,000
                         2/5/1998
             220,000,000 (c)Goldman Sachs Group, LP, 5.660%, dated 12/2/1997,           220,000,000
                         due 2/2/1998

TREASURY OBLIGATIONS FUND

       PRINCIPAL
         AMOUNT                                                                         VALUE

 (B)REPURCHASE AGREEMENTS--CONTINUED
 $           196,000,000 (c)J.P. Morgan & Co., Inc., 5.480%, dated 1/7/1998, due  $     196,000,000
                         2/6/1998
             113,000,000 (c)Merrill Lynch, Pierce, Fenner and Smith, 5.450%,            113,000,000
                         dated 1/13/1998, due 2/12/1998
             149,000,000 (c)Morgan Stanley Group, Inc., 5.480%, dated 1/6/1998,         149,000,000
                         due 2/5/1998
                             Total Repurchase Agreements                              8,463,565,000
                             Total Investments (at amortized cost)(d)              $ 10,013,514,905

(a) The issue shows the rate of discount at time of purchase.

(b) The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

(c) Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

(d) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($10,005,969,348) at January 31, 1998.

The following acronym is used throughout this portfolio:

LP --Limited Partnership

(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF ASSETS AND LIABILITIES

                         TREASURY OBLIGATIONS FUND

                        JANUARY 31, 1998 (UNAUDITED)

 ASSETS:
 Investments in repurchase agreements                             $ 8,463,565,000
 Investments in securities                                          1,549,949,905
 Total investments in securities, at amortized cost and value                      $ 10,013,514,905
 Cash                                                                                     3,414,296
 Income receivable                                                                       36,527,915
   Total assets                                                                      10,053,457,116
 LIABILITIES:
 Income distribution payable                                           46,079,472
 Accrued expenses                                                       1,408,296
   Total liabilities                                                                     47,487,768
 Net Assets for 10,005,969,348 shares outstanding                                  $ 10,005,969,348
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER
 SHARE:
 INSTITUTIONAL SHARES:
 $5,283,813,846 / 5,283,813,846 shares outstanding                                            $1.00
 INSTITUTIONAL SERVICE SHARES:
 $4,659,783,381 / 4,659,783,381 shares outstanding                                            $1.00
 INSTITUTIONAL CAPITAL SHARES:
 $62,372,121 / 62,372,121 shares outstanding                                                  $1.00

(See Notes which are an integral part of the Financial Statements)

                           STATEMENT OF OPERATIONS

                         TREASURY OBLIGATIONS FUND

                SIX MONTHS ENDED JANUARY 31, 1998 (UNAUDITED)

 INVESTMENT INCOME:
 Interest                                                                             $ 261,773,310
 EXPENSES:
 Investment advisory fee                                              $    9,295,372
 Administrative personnel and services fee                                 3,507,268
 Custodian fees                                                              242,584
 Transfer and dividend disbursing agent fees and                             114,716
 expenses
 Directors'/Trustees' fees                                                    32,752
 Auditing fees                                                                 7,084
 Legal fees                                                                   11,592
 Portfolio accounting fees                                                   327,662
 Shareholder services fee--Institutional Shares                            6,657,723
 Shareholder services fee--Institutional Service                           4,904,023
 Shares
 Shareholder services fee--Institutional Capital                              57,470
 Shares
 Share registration costs                                                    407,000
 Printing and postage                                                         13,616
 Insurance premiums                                                           25,760
 Taxes                                                                        41,400
 Miscellaneous                                                                16,191
   Total expenses                                                         25,662,213
 Waivers--
   Waiver of investment advisory fee                  $ (4,543,128)
   Waiver of shareholder services fee--Institutional    (6,657,723)
 Shares
   Waiver of shareholder services fee--Institutional       (34,482)
 Capital Shares
     Total waivers                                                       (11,235,333)
       Net expenses                                                                      14,426,880
         Net investment income                                                        $ 247,346,430

(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF CHANGES IN NET ASSETS

                          TREASURY OBLIGATIONS FUND

                                                               SIX MONTHS
                                                                  ENDED
                                                               (UNAUDITED)          YEAR ENDED
                                                             JANUARY 31, 1998      JULY 31, 1997
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                       $     247,346,430   $      359,583,153
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income
   Institutional Shares                                           (144,191,845)        (254,552,990)
   Institutional Service Shares                                   (101,921,645)        (104,840,770)
   Institutional Capital Shares                                     (1,232,940)            (189,393)
     Change in net assets resulting from distributions to         (247,346,430)        (359,583,153)
 shareholders
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                   28,787,013,020       43,911,491,307
 Net asset value of shares issued to shareholders in                46,292,533           84,240,302
 payment of distributions declared
 Cost of shares redeemed                                       (26,738,535,038)     (42,251,242,453)
   Change in net assets resulting from share transactions        2,094,770,515        1,744,489,156
     Change in net assets                                        2,094,770,515        1,744,489,156
 NET ASSETS:
 Beginning of period                                             7,911,198,833        6,166,709,677
 End of period                                               $  10,005,969,348   $    7,911,198,833

(See Notes which are an integral part of the Financial Statements)

                 FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                          SIX MONTHS
                                             ENDED
                                          (UNAUDITED)
                                          JANUARY 31,                   YEAR ENDED JULY 31,
                                             1998         1997        1996        1995        1994        1993
NET ASSET VALUE, BEGINNING OF PERIOD          $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income                           0.03        0.05        0.05        0.05        0.03        0.03
LESS DISTRIBUTIONS
Distributions from net investment income       (0.03)      (0.05)      (0.05)      (0.05)      (0.03)      (0.03)
NET ASSET VALUE, END OF PERIOD                $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
TOTAL RETURN(A)                                 2.76%       5.36%       5.53%       5.50%       3.35%       3.15%
RATIOS TO AVERAGE NET ASSETS
Expenses                                        0.20%*      0.20%       0.20%       0.20%       0.20%       0.20%
Net investment income                           5.41%*      5.24%       5.37%       5.42%       3.29%       3.11%
Expense waiver(b)                               0.35%*      0.35%       0.36%       0.36%       0.10%       0.07%
SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)   $5,283,814  $4,814,583  $4,649,870  $3,441,068  $2,582,975  $2,532,482

* Computed on an annualized basis.

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

             FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                SIX MONTHS
                                                   ENDED
                                                (UNAUDITED)
                                                JANUARY 31,             YEAR ENDED JULY 31,
                                                    1998        1997        1996      1995    1994(A)
 NET ASSET VALUE, BEGINNING OF PERIOD               $ 1.00      $ 1.00      $ 1.00    $ 1.00   $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                              0.03        0.05        0.05      0.05     0.003
 LESS DISTRIBUTIONS
   Distributions from net investment income          (0.03)      (0.05)      (0.05)    (0.05)   (0.003)
 NET ASSET VALUE, END OF PERIOD                     $ 1.00      $ 1.00      $ 1.00    $ 1.00   $ 1.00
 TOTAL RETURN(B)                                      2.64%       5.10%       5.26%     5.23%    0.29%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                           0.45%*      0.45%       0.45%     0.45%    0.39%*
   Net investment income                              5.20%*      5.03%       5.12%     5.53%    4.26%*
   Expense waiver(c)                                  0.10%*      0.10%       0.11%     0.11%    0.10%*
 SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)      $4,659,783  $3,054,110  $1,516,839  $543,855   $8,887

* Computed on an annualized basis.

(a) Reflects operations for the period from July 5, 1994 (date of initial public investment) to July 31, 1994.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

             FINANCIAL HIGHLIGHTS--INSTITUTIONAL CAPITAL SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                             SIX MONTHS
                                                                ENDED
                                                             (UNAUDITED)
                                                             JANUARY 31,          YEAR ENDED
                                                                 1998          JULY 31, 1997(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                                $ 1.00         $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                               0.03           0.02
 LESS DISTRIBUTIONS
   Distributions from net investment income                           (0.03)         (0.02)
 NET ASSET VALUE, END OF PERIOD                                      $ 1.00         $ 1.00
 TOTAL RETURN(B)                                                       2.71%          1.58%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                                            0.30%*         0.30%*
   Net investment income                                               5.36%*         5.42%*
   Expense waiver(c)                                                   0.24%*         0.25%*
 SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)                          $62,372        $42,505

* Computed on an annualized basis.

(a) Reflects operations for the period from April 14, 1997 (date of initial public investment) to July 31, 1997.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

                        NOTES TO FINANCIAL STATEMENTS

                         TREASURY OBLIGATIONS FUND

                        JANUARY 31, 1998 (UNAUDITED)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Treasury Obligations Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is current income consistent with stability of principal.

The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares, and Institutional Capital Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At January 31, 1998, capital paid-in aggregated
$10,005,969,348. Transactions in shares were as follows:

                                                        Six Months
                                                            Ended            Year Ended
 Institutional Shares                                 January 31, 1998     July 31, 1997
 Shares sold                                            14,085,060,731     27,254,234,550
 Shares issued to shareholders in payment of                20,831,905         50,228,539
 distributions declared
 Shares redeemed                                       (13,636,662,125)   (27,139,750,037)
   Net change resulting from Institutional Share           469,230,511        164,713,052
   transactions
                                                        Six Months
                                                            Ended            Year Ended
 Institutional Service Shares                         January 31, 1998     July 31, 1997
Shares sold                                             14,512,910,840     16,581,686,843
 Shares issued to shareholders in payment of                24,480,352         33,822,698
 distributions declared
 Shares redeemed                                       (12,931,717,991)   (15,078,238,755)
   Net change resulting from Institutional               1,605,673,201      1,537,270,786
   Service Share transactions
                                                        Six Months
                                                            Ended            Year Ended
 Institutional Capital Shares                         January 31, 1998     July 31, 1997(a)
 Shares sold                                               189,041,449        75,569,914
 Shares issued to shareholders in payment of                   980,276           189,065
 distributions declared
 Shares redeemed                                          (170,154,922)      (33,253,661)
   Net change resulting from Institutional                  19,866,803        42,505,318
   Capital Share transactions
     Net change resulting from share transactions        2,094,770,515     1,744,489,156

(a) Reflects operations for the period from April 14, 1997 (date of initial public investment) to July 31, 1997.

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.20% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

                                  TRUSTEES

                               John F. Donahue

                              Thomas G. Bigley

                             John T. Conroy, Jr.

                             William J. Copeland

                           J. Christopher Donahue

                                James E. Dowd

                           Lawrence D. Ellis, M.D.

                           Edward L. Flaherty, Jr.

                               Peter E. Madden

                             John E. Murray, Jr.

                              Wesley W. Posvar

                              Marjorie P. Smuts

                                  OFFICERS

                               John F. Donahue
                                  Chairman

                           J. Christopher Donahue
                                  President

                             Edward C. Gonzales
                          Executive Vice President

                              John W. McGonigle
             Executive Vice President, Treasurer, and Secretary

                              Richard B. Fisher
                               Vice President

                              Anthony R. Bosch
                             Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

[Graphic]Federated Investors

Treasury Obligations Fund

SEMI-ANNUAL REPORT TO SHAREHOLDERS JANUARY 31, 1998

Federated Securities Corp., Distributor
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
1-800-341-7400
www.federatedinvestors.com

Cusip 60934N500
Cusip 60934N872
Cusip 60934N823
1022004 (3/98)

[Graphic]